UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-643-9691


                      Date of fiscal year end: May 31, 2009

                   Date of reporting period: February 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENT COMPANIES: 98.90%
STOCK FUNDS: 10.76%
     140,747   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                         $     1,832,521
      98,662   DWS DREMAN HIGH RETURN EQUITY FUND                                                                   1,819,327
     154,566   EATON VANCE LARGE CAP VALUE FUND                                                                     1,806,874
     263,996   ING INTERNATIONAL VALUE FUND                                                                         1,945,654
     150,289   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                               1,474,334
     173,035   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                  3,626,807
      64,632   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                           1,328,177
     204,760   THORNBURG INTERNATIONAL VALUE FUND                                                                   3,366,250
                                                                                                                   17,199,944
                                                                                                              ---------------
AFFILIATED STOCK FUNDS: 7.52%
     321,347   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                           1,828,467
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         3,606,446
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 2,190,535
     221,793   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                          1,466,053
      95,208   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                           1,481,438
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  1,456,013
                                                                                                                   12,028,952
                                                                                                              ---------------
BOND FUNDS: 14.08%
     368,150   ING GLOBAL REAL ESTATE FUND                                                                          3,110,868
   1,349,316   OPPENHEIMER INTERNATIONAL BOND FUND                                                                  7,353,774
     824,679   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                             4,816,124
   1,121,585   PIMCO HIGH YIELD FUND                                                                                7,223,010
                                                                                                                   22,503,776
                                                                                                              ---------------
AFFILIATED BOND FUNDS: 66.54%
   2,857,589   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                    30,376,167
   4,512,901   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                           45,715,692
               N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                               30,253,538
                                                                                                                  106,345,397
                                                                                                              ---------------
TOTAL INVESTMENT COMPANIES (COST $177,900,425)                                                                    158,078,069
                                                                                                              ---------------
SHORT-TERM INVESTMENTS: 0.82%
MUTUAL FUNDS: 0.05%
      73,818   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                               73,818
                                                                                                              ---------------

                                                                                   INTEREST
  PRINCIPAL                                                                          RATE     MATURITY DATE
------------                                                                       --------   -------------
US TREASURY BILLS: 0.77%
$     80,000   US TREASURY BILL###                                                   0.40%      05/07/2009             79,970
     305,000   US TREASURY BILL###                                                   0.96       05/07/2009            304,884
      20,000   US TREASURY BILL###                                                   0.23       06/04/2009             19,986
     625,000   US TREASURY BILL###                                                   0.39       08/06/2009            623,904
     210,000   US TREASURY BILL###                                                   0.41       08/06/2009            209,736
                                                                                                                    1,238,480
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,311,772)                                                                      1,312,298
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

                                                                                                                   VALUE
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $179,212,197)*                                                       99.72%                             $   159,390,367
OTHER ASSETS AND LIABILITIES, NET                                           0.28                                      439,558
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $   159,829,925
                                                                          ------                              ---------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER EQUITY PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENT COMPANIES: 99.72%
STOCK FUNDS: 58.46%
     399,549   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                         $     5,202,122
     256,755   DWS DREMAN HIGH RETURN EQUITY FUND                                                                   4,734,564
     409,727   EATON VANCE LARGE CAP VALUE FUND                                                                     4,789,710
     703,345   ING INTERNATIONAL VALUE FUND                                                                         5,183,651
     384,802   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                               3,774,904
     492,595   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                 10,324,783
     181,936   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                           3,738,784
     576,468   THORNBURG INTERNATIONAL VALUE FUND                                                                   9,477,141
                                                                                                                   47,225,659
                                                                                                              ---------------
AFFILIATED STOCK FUNDS: 41.26%
     901,636   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                           5,130,311
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        10,096,862
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 6,187,356
     622,380   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                          4,113,934
     261,407   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                           4,067,486
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  3,730,716
                                                                                                                   33,326,665
                                                                                                              ---------------
TOTAL INVESTMENT COMPANIES (COST $134,470,042)                                                                     80,552,324
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $134,470,042)*                                        99.72%                                         $    80,552,324
OTHER ASSETS AND LIABILITIES, NET                               0.28                                                  228,847
                                                              ------                                          ---------------
TOTAL NET ASSETS                                              100.00%                                         $    80,781,171
                                                              ------                                          ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENT COMPANIES: 97.01%
STOCK FUNDS: 43.19%
     398,488   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                         $     5,188,314
     266,636   DWS DREMAN HIGH RETURN EQUITY FUND                                                                   4,916,760
     431,980   EATON VANCE LARGE CAP VALUE FUND                                                                     5,049,850
     723,543   ING INTERNATIONAL VALUE FUND                                                                         5,332,512
     401,547   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                               3,939,173
     489,908   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                 10,268,477
     182,366   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                           3,747,616
     578,931   THORNBURG INTERNATIONAL VALUE FUND                                                                   9,517,626
                                                                                                                   47,960,328
                                                                                                              ---------------
AFFILIATED STOCK FUNDS: 30.29%
     902,785   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                           5,136,848
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        10,128,065
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 6,206,829
     625,537   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                          4,134,798
     262,432   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                           4,083,448
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  3,944,366
                                                                                                                   33,634,354
                                                                                                              ---------------
BOND FUNDS: 10.47%
     247,559   ING GLOBAL REAL ESTATE FUND                                                                          2,091,873
     565,559   OPPENHEIMER INTERNATIONAL BOND FUND                                                                  3,082,298
     572,855   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                             3,345,473
     481,525   PIMCO HIGH YIELD FUND                                                                                3,101,018
                                                                                                                   11,620,662
                                                                                                              ---------------
AFFILIATED BOND FUNDS: 13.06%
     680,772   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                     7,236,610
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                    7,267,592
                                                                                                                   14,504,202
                                                                                                              ---------------
TOTAL INVESTMENT COMPANIES (COST $167,001,010)                                                                    107,719,546
                                                                                                              ---------------

                                                                                   INTEREST
  PRINCIPAL                                                                          RATE     MATURITY DATE
------------                                                                       --------   -------------
SHORT-TERM INVESTMENTS: 2.52%
US TREASURY BILLS: 2.52%
$  270,000   US TREASURY BILL###                                                     0.40%      05/07/2009            269,897
   905,000   US TREASURY BILL###                                                     0.97       05/07/2009            904,656
    45,000   US TREASURY BILL###                                                     0.23       06/04/2009             44,968
 1,395,000   US TREASURY BILL###                                                     0.39       08/06/2009          1,392,555
   185,000   US TREASURY BILL###                                                     0.41       08/06/2009            184,676
     5,000   US TREASURY BILL###                                                     0.44       08/06/2009              4,991
                                                                                                                    2,801,743
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,800,468)                                                                      2,801,743
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

                                                                                                                   VALUE
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $169,801,478)*                                           99.53%                                         $   110,521,289
OTHER ASSETS AND LIABILITIES, NET                               0.47                                                  522,853
                                                              ------                                          ---------------
TOTAL NET ASSETS                                              100.00%                                         $   111,044,142
                                                              ------                                          ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENT COMPANIES: 97.04%
STOCK FUNDS: 35.23%
   1,042,683   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                         $    13,575,738
     687,657   DWS DREMAN HIGH RETURN EQUITY FUND                                                                  12,680,393
   1,128,471   EATON VANCE LARGE CAP VALUE FUND                                                                    13,191,830
   1,869,567   ING INTERNATIONAL VALUE FUND                                                                        13,778,708
   1,030,326   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              10,107,501
   1,286,141   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                 26,957,524
     473,498   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                           9,730,388
   1,501,864   THORNBURG INTERNATIONAL VALUE FUND                                                                  24,690,645
                                                                                                                  124,712,727
                                                                                                              ---------------
AFFILIATED STOCK FUNDS: 24.63%
   2,343,370   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          13,333,776
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        26,238,700
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                16,063,113
   1,631,943   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         10,787,143
     682,100   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                          10,613,477
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 10,154,681
                                                                                                                   87,190,890
                                                                                                              ---------------
BOND FUNDS: 14.03%
     791,410   ING GLOBAL REAL ESTATE FUND                                                                          6,687,417
   2,996,993   OPPENHEIMER INTERNATIONAL BOND FUND                                                                 16,333,609
   1,817,069   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                            10,611,681
   2,492,220   PIMCO HIGH YIELD FUND                                                                               16,049,894
                                                                                                                   49,682,601
                                                                                                              ---------------
AFFILIATED BOND FUNDS: 23.15%
   4,002,451   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                    42,546,050
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   39,406,797
                                                                                                                   81,952,847
                                                                                                              ---------------
TOTAL INVESTMENT COMPANIES (COST $498,847,890)                                                                    343,539,065
                                                                                                              ---------------

                                                                                   INTEREST
  PRINCIPAL                                                                          RATE     MATURITY DATE
------------                                                                       --------   -------------
SHORT-TERM INVESTMENTS: 2.50%
US TREASURY BILLS: 2.50%
$    885,000   US TREASURY BILL###                                                   0.40%      05/07/2009            884,664
      10,000   US TREASURY BILL###                                                   0.79       05/07/2009              9,996
   2,580,000   US TREASURY BILL###                                                   0.97       05/07/2009          2,579,020
     150,000   US TREASURY BILL###                                                   0.23       06/04/2009            149,892
   4,875,000   US TREASURY BILL###                                                   0.39       08/06/2009          4,866,454
     360,000   US TREASURY BILL###                                                   0.41       08/06/2009            359,369
      15,000   US TREASURY BILL###                                                   0.44       08/06/2009             14,974
                                                                                                                    8,864,369
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,860,741)                                                                      8,864,369
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

                                                                                                                   VALUE
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $507,708,631)*                                                       99.54%                             $   352,403,434
OTHER ASSETS AND LIABILITIES, NET                                           0.46                                    1,611,269
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $   354,014,703
                                                                          ------                              ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

SHARES         SECURITY NAME                                                                                       VALUE
---------      -----------------------------------------------------------------                              ---------------
INVESTMENT COMPANIES: 97.75%
STOCK FUNDS: 21.06%
     332,620   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                         $     4,330,709
     227,330   DWS DREMAN HIGH RETURN EQUITY FUND                                                                   4,191,967
     359,284   EATON VANCE LARGE CAP VALUE FUND                                                                     4,200,028
     616,455   ING INTERNATIONAL VALUE FUND                                                                         4,543,277
     339,734   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                               3,332,795
     412,398   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                  8,643,857
     151,984   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                           3,123,278
     479,579   THORNBURG INTERNATIONAL VALUE FUND                                                                   7,884,286
                                                                                                                   40,250,197
                                                                                                              ---------------
AFFILIATED STOCK FUNDS: 14.71%
     746,545   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                           4,247,841
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         8,435,420
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 5,144,098
     528,977   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                          3,496,540
     221,082   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                           3,440,028
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  3,356,400
                                                                                                                   28,120,327
                                                                                                              ---------------
BOND FUNDS: 14.12%
     427,211   ING GLOBAL REAL ESTATE FUND                                                                          3,609,936
   1,647,348   OPPENHEIMER INTERNATIONAL BOND FUND                                                                  8,978,045
     970,684   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                             5,668,793
   1,354,758   PIMCO HIGH YIELD FUND                                                                                8,724,640
                                                                                                                   26,981,414
                                                                                                              ---------------
AFFILIATED BOND FUNDS: 47.86%
   2,578,193   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                    27,406,190
   3,614,351   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                           36,613,377
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   27,452,228
                                                                                                                   91,471,795
                                                                                                              ---------------
TOTAL INVESTMENT COMPANIES (COST $237,341,186)                                                                    186,823,733
                                                                                                              ---------------

                                                                                   INTEREST
PRINCIPAL                                                                            RATE     MATURITY DATE
---------                                                                          --------   -------------
SHORT-TERM INVESTMENTS: 1.63%
US TREASURY BILLS: 1.63%
$    250,000   US TREASURY BILL###                                                   0.40%      05/07/2009            249,905
     985,000   US TREASURY BILL###                                                   0.97       05/07/2009            984,626
      45,000   US TREASURY BILL###                                                   0.23       06/04/2009             44,968
   1,450,000   US TREASURY BILL###                                                   0.39       08/06/2009          1,447,458
     390,000   US TREASURY BILL###                                                   0.41       08/06/2009            389,316
       5,000   US TREASURY BILL###                                                   0.45       08/06/2009              4,991
                                                                                                                    3,121,264
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,119,883)                                                                      3,121,264
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

                                                                                                                   VALUE
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $240,461,069)*                                           99.38%                                         $   189,944,997
OTHER ASSETS AND LIABILITIES, NET                               0.62                                                1,177,146
                                                              -----                                           ---------------
TOTAL NET ASSETS                                              100.00%                                         $   191,122,143
                                                              -----                                           ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

   SHARES      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENT COMPANIES: 100.11%
STOCK FUNDS: 45.36%
     418,235   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                         $     5,445,425
   1,105,609   DWS DREMAN HIGH RETURN EQUITY FUND                                                                  20,387,428
   1,808,303   EATON VANCE LARGE CAP VALUE FUND                                                                    21,139,057
     707,107   ING INTERNATIONAL VALUE FUND                                                                         5,211,375
   3,112,691   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              30,535,495
     514,963   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                 10,793,620
     175,225   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                           3,600,884
     554,930   THORNBURG INTERNATIONAL VALUE FUND                                                                   9,123,054
                                                                                                                  106,236,338
                                                                                                              ---------------
AFFILIATED STOCK FUNDS: 54.75%
     947,653   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                           5,392,144
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        42,758,599
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                 6,017,497
   4,848,330   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         32,047,459
     768,243   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                          11,953,866
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 30,081,248
                                                                                                                  128,250,813
                                                                                                              ---------------
TOTAL INVESTMENT COMPANIES (COST $401,760,253)                                                                    234,487,151
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $401,760,253)*                                       100.11%                                         $   234,487,151
OTHER ASSETS AND LIABILITIES, NET                              (0.11)                                                (249,879)
                                                              ------                                          ---------------
TOTAL NET ASSETS                                              100.00%                                         $   234,237,272
                                                              ------                                          ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Portfolios and their holdings, please see the Portfolios' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

     Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

     Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

     Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

     Capital gain distributions from underlying funds are treated as realized gains.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Portfolios' investments in securities:

                                                                                        Total Fair Value as
WealthBuilder Portfolios                             Level 1       Level 2    Level 3      of 02/28/09
------------------------                          ------------   ----------   -------   -------------------
WealthBuilder Conservative Allocation Portfolio   $158,151,887   $1,238,480      $0        $159,390,367
WealthBuilder Moderate Balanced Portfolio          186,823,733    3,121,264       0         189,944,997
WealthBuilder Growth Balanced Portfolio            343,539,065    8,864,369       0         352,403,434
WealthBuilder Growth Allocation Portfolio          107,719,546    2,801,743       0         110,521,289
WealthBuilder Equity Portfolio                      80,552,324            0       0          80,552,324
WealthBuilder Tactical Equity Portfolio            234,487,151            0       0         234,487,151

OTHER

     For more information regarding the Portfolios and its holdings, please see the Portfolios' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

DIVERSIFIED BOND FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                        VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              3,944,442
         N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 28,037,803
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     8,017,460
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $44,353,564)                                                39,999,705
                                                                                                              ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $44,353,564)*                                         99.97%                                         $     39,999,705
OTHER ASSETS AND LIABILITIES, NET                               0.03                                                    10,821
                                                              ------                                          ----------------
TOTAL NET ASSETS                                              100.00%                                         $     40,010,526
                                                              ------                                          ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY NOTES - INTEREST BEARING: 9.37%
$  7,600,000   FHLMC<<                                                                 2.13%     03/23/2012   $     7,593,829
   5,000,000   FHLMC<<                                                                 2.75      04/11/2011         5,121,035
   9,500,000   FNMA                                                                    1.75      03/23/2011         9,490,215
  10,660,000   FNMA<<                                                                  4.75      11/19/2012        11,647,233
TOTAL AGENCY NOTES - INTEREST BEARING (COST $32,998,784)                                                           33,852,312
                                                                                                              ---------------
AGENCY SECURITIES: 39.50%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.22%
   9,190,000   FHLMC%%                                                                 6.00      03/01/2038         9,511,650
          65   FHLMC #170027                                                           14.75      03/01/2010               71
       1,688   FHLMC #170065                                                           14.00      09/01/2012            1,920
     334,349   FHLMC #1J1263+/-                                                        5.78      01/01/2036           344,042
     134,400   FHLMC #A77459                                                           7.50      05/01/2038           141,766
       1,548   FHLMC #C00922                                                           8.00      02/01/2030             1,644
   8,700,299   FHLMC #H09174                                                           5.50      03/01/2038         8,866,863
                                                                                                                   18,867,956
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 33.00%
   1,740,000   FNMA%%                                                                  4.00      03/01/2039         1,708,734
  17,070,000   FNMA%%                                                                  5.00      03/01/2037        17,363,399
  15,360,000   FNMA%%                                                                  5.50      03/01/2022        15,921,592
  20,800,000   FNMA%%                                                                  5.50      03/01/2039        21,307,000
  28,395,000   FNMA%%                                                                  6.00      04/01/2036        29,326,697
     573,169   FNMA #256986                                                            7.00      11/01/2037           601,183
   1,390,057   FNMA #257307                                                            6.00      08/01/2038         1,437,172
   1,483,533   FNMA #725715                                                            5.50      08/01/2034         1,524,396
   1,206,339   FNMA #735230<<                                                          5.50      02/01/2035         1,239,567
     210,217   FNMA #831621                                                            7.00      07/01/2036           222,437
     769,294   FNMA #863727+/-                                                         5.33      01/01/2036           785,909
     386,442   FNMA #886087                                                            6.50      07/01/2036           404,704
     434,251   FNMA #886686+/-                                                         6.12      08/01/2036           450,212
     430,626   FNMA #888022                                                            5.00      02/01/2036           439,094
     907,672   FNMA #888538<<                                                          5.50      01/01/2037           931,823
   1,121,233   FNMA #889398                                                            6.00      11/01/2037         1,159,237
     276,587   FNMA #892283+/-                                                         5.85      09/01/2036           285,983
     222,412   FNMA #895998                                                            6.50      07/01/2036           232,922
     166,102   FNMA #902200                                                            6.50      11/01/2036           173,951
     622,520   FNMA #918447                                                            5.50      05/01/2022           646,380
   3,676,485   FNMA #934370                                                            5.50      08/01/2038         3,770,078
  10,841,676   FNMA #941312                                                            6.50      07/01/2037        11,353,383
     150,795   FNMA #976190                                                            7.50      05/01/2038           159,577
   7,523,105   FNMA #987853                                                            5.50      08/01/2038         7,714,622
                                                                                                                  119,160,052
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.28%
       1,131   GNMA #45265                                                            15.00      08/15/2011             1,284
       2,575   GNMA #516121                                                            7.50      12/15/2029             2,775
         708   GNMA #53809                                                            15.00      02/15/2012               830
         913   GNMA #54340                                                            15.00      05/15/2012             1,070
   3,150,752   GNMA SERIES 2004-20 CLASS A                                             2.91      08/16/2020         3,137,149
   1,475,243   GNMA SERIES 2005-90 CLASS A                                             3.76      09/16/2028         1,472,385
                                                                                                                    4,615,493
                                                                                                              ---------------
SMALL BUSINESS ADMINISTRATION: 0.00%
      18,545   SBA #40013(C)(I)                                                        3.23      09/30/2017               464
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
TOTAL AGENCY SECURITIES (COST $141,646,885)                                                                       142,643,965
                                                                                                              ---------------
ASSET BACKED SECURITIES: 5.37%
$    200,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                0.66%     09/15/2011   $       190,820
   1,285,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-         1.16      12/15/2011         1,175,811
     430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                         0.53      07/15/2014           391,356
   4,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A3 CLASS A3+/-          1.23      07/25/2011         3,956,106
     285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1             5.50      03/24/2017           131,680
   1,385,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-S1 CLASS A3           4.62      02/25/2035           824,089
   3,527,033   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-             0.75      02/15/2034         1,423,903
     535,702   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-            0.69      02/15/2036           201,762
     263,612   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                              3.81      07/08/2011           255,859
   2,345,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                      5.65      12/15/2015         2,233,747
   1,025,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-               1.21      11/15/2012           999,590
     346,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-           0.45      09/15/2011           344,640
     630,466   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                               0.57      12/25/2031           233,869
   2,929,147   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                            4.63      05/15/2012         2,931,990
   4,093,230   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                            4.90      02/15/2012         4,103,855
TOTAL ASSET BACKED SECURITIES (COST $21,350,530)                                                                   19,399,077
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.76%
   4,952,101   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-4 CLASS XP+/-(C)                                                   0.64      07/10/2042            62,221
   1,070,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
               CLASS AM+/-                                                             6.20      02/10/2049           387,741
     278,097   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-          4.80      09/25/2035           220,703
     806,588   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-          5.24      12/25/2035           658,960
   1,485,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008 - C7+/-                 6.10      12/10/2049           543,898
     500,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
               CLASS 2A2+/-                                                            0.58      05/15/2036           172,372
     124,549   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
               2006-HYB1 CLASS 2A2A+/-                                                 5.53      03/20/2036           103,831
     726,451   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
               SERIES 1998-C2 CLASS AX+/-(C)                                           0.36      11/15/2030             8,594
     355,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
               CLASS A3+/-                                                             5.83      06/15/2038           247,047
      64,847   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-        7.30      06/10/2032            64,743
   4,163,794   FHLMC SERIES T-42 CLASS A5                                              7.50      02/25/2042         4,398,008
     130,912   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-       5.59      07/25/2043           126,879
      75,183   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-       5.62      10/25/2043            72,800
     429,072   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
               CLASS A2                                                                7.39      12/15/2031           427,986
     807,000   FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                              5.50      09/25/2011           857,059
     183,917   FNMA SERIES 2003-W14 CLASS 2A+/-                                        5.54      01/25/2043           181,022
     245,861   FNMA SERIES 2005-W4 CLASS 3A+/-                                         5.60      06/25/2035           249,031
     362,381   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                              5.57      11/25/2042           357,207
   4,292,617   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                               7.00      05/25/2044         4,467,005
   4,399,785   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                               7.00      08/25/2044         4,545,528
     259,904   GNMA SERIES 2005-59 CLASS A                                             4.39      05/16/2023           261,489
     941,444   GNMA SERIES 2006-3 CLASS A                                              4.21      01/16/2028           945,800
   6,733,038   GNMA SERIES 2007-12 CLASS A                                             3.96      06/16/2031         6,733,287
     485,000   GNMA SERIES 2007-12 CLASS C+/-                                          5.28      04/16/2041           463,585
     692,884   GNMA SERIES 2007-34 CLASS A                                             4.27      11/16/2026           696,463
   4,276,180   GNMA SERIES 2007-69 CLASS TA+/-                                         4.84      06/16/2031         4,343,482
  21,373,123   GNMA SERIES 2008-22 CLASS XM+/-(C)                                      1.08      02/16/2050         1,103,492
   2,607,505   GNMA SERIES 2008-39 CLASS A                                             4.50      02/16/2023         2,628,429
     422,672   GNMA SERIES 2008-45 CLASS A                                             3.58      11/16/2027           421,657
   4,365,000   GNMA SERIES 2008-86 CLASS D                                             5.46      06/16/2040         4,291,752
     344,378   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1                5.50      10/25/2020           270,875
      15,867   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-              5.95      09/25/2036            10,898
      47,645   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                     5.37      08/25/2035            42,753
   3,830,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                4.83      11/15/2027         3,487,790
   3,060,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1+/-                      6.15      04/15/2041         1,943,737

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,386,769   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
               X+/-(C)++                                                               1.08%     05/28/2040   $        44,871
   1,756,772   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++                1.01      10/28/2033            25,245
       6,799   SACO I TRUST SERIES 2005-2 CLASS A+/-++                                 0.67      04/25/2035             2,255
     223,200   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2        7.46      07/18/2033           222,989
   4,785,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                 6.09      08/15/2039         3,605,381
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $53,869,621)                                                       49,698,865
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 23.67%
AGRICULTURAL SERVICES: 0.27%
   1,130,000   BUNGE LIMITED FINANCE CORPORATION                                       5.88      05/15/2013           993,406
                                                                                                              ---------------
APPAREL & ACCESSORY STORES: 0.13%
     500,000   WARNACO INCORPORATED                                                    8.88      06/15/2013           460,000
                                                                                                              ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.18%
     650,000   TOLL CORPORATION                                                        8.25      02/01/2011           640,250
                                                                                                              ---------------
BUSINESS SERVICES: 0.33%
      97,084   COSO GEOTHERMAL POWER HOLDINGS++                                        7.00      07/15/2026            75,978
     100,000   DELUXE CORPORATION                                                      7.38      06/01/2015            63,500
     945,000   EQUIFAX INCORPORATED                                                    6.30      07/01/2017           731,859
     500,000   LAMAR MEDIA CORPORATION SERIES C                                        6.63      08/15/2015           312,500
                                                                                                                    1,183,837
                                                                                                              ---------------
CASINO & GAMING: 0.02%
     100,000   TURNING STONE CASINO RESORT ENTERPRISE++                                9.13      12/15/2010            82,000
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 0.21%
     750,000   NALCO COMPANY                                                           7.75      11/15/2011           742,500
                                                                                                              ---------------
COAL MINING: 0.36%
     700,000   FOUNDATION PA COAL COMPANY                                              7.25      08/01/2014           631,750
     750,000   PEABODY ENERGY CORPORATION<<                                            5.88      04/15/2016           671,250
                                                                                                                    1,303,000
                                                                                                              ---------------
COMMUNICATIONS: 4.15%
   1,000,000   AMERICAN TOWER CORPORATION++                                            7.00      10/15/2017           980,000
   1,445,000   AT&T INCORPORATED                                                       5.80      02/15/2019         1,403,232
   1,125,000   AT&T INCORPORATED                                                       6.55      02/15/2039         1,044,001
     100,000   CITIZENS COMMUNICATIONS COMPANY                                         6.25      01/15/2013            91,000
     650,000   CITIZENS COMMUNICATIONS COMPANY                                         9.25      05/15/2011           663,000
   1,625,000   COMCAST CORPORATION                                                     5.88      02/15/2018         1,523,020
     750,000   CSC HOLDINGS INCORPORATED++                                             8.50      06/15/2015           716,250
     650,000   DIRECTV HOLDINGS LLC                                                    6.38      06/15/2015           589,875
     100,000   DIRECTV HOLDINGS LLC                                                    7.63      05/15/2016            96,000
     750,000   ECHOSTAR DBS CORPORATION                                                7.75      05/31/2015           691,875
   1,350,000   EMBARQ CORPORATION                                                      7.08      06/01/2016         1,215,000
     700,000   L-3 COMMUNICATIONS CORPORATION                                          6.38      10/15/2015           661,500
   1,080,000   NEWS AMERICA HOLDINGS INCORPORATED                                      8.25      08/10/2018         1,033,697
     800,000   SPRINT NEXTEL CORPORATION                                               6.00      12/01/2016           520,000
     975,000   TIME WARNER CABLE INCORPORATED                                          5.40      07/02/2012           938,041
   1,050,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                    7.75      02/15/2015         1,029,000
     720,000   VERIZON WIRELESS++                                                      8.50      11/15/2018           810,509
     920,000   WINDSTREAM CORPORATION                                                  8.13      08/01/2013           892,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COMMUNICATIONS (continued)
$     80,000   WINDSTREAM CORPORATION                                                  8.63%     08/01/2016   $        76,800
                                                                                                                   14,975,200
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 1.90%
   1,715,000   BANK OF AMERICA CORPORATION                                             5.65      05/01/2018         1,452,260
     935,000   BANK OF AMERICA CORPORATION+/-                                          8.13      12/29/2049           340,527
   3,500,000   JPMORGAN CHASE & COMPANY                                                1.65      02/23/2011         3,500,952
   1,000,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                                    7.90      04/29/2049           689,860
   1,415,000   PNC FINANCIAL SERVICES GROUP INCORPORATED<<+/-                          8.25      05/29/2049           892,766
                                                                                                                    6,876,365
                                                                                                              ---------------
EATING & DRINKING PLACES: 0.52%
     750,000   ARAMARK CORPORATION<<                                                   8.50      02/01/2015           682,500
   1,425,000   YUM! BRANDS INCORPORATED                                                6.88      11/15/2037         1,179,927
                                                                                                                    1,862,427
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.74%
   2,285,000   BROWNING-FERRIS INDUSTRIES INCORPORATED                                 7.40      09/15/2035         2,033,652
     750,000   EDISON MISSION ENERGY<<                                                 7.75      06/15/2016           682,500
   2,257,374   FPL ENERGY CAITHNESS FUNDING++                                          7.65      12/31/2018         2,130,351
     750,000   INERGY LP/ INERGY FINANCE CORPORATION                                   6.88      12/15/2014           690,000
     100,000   IPALCO ENTERPRISES INCORPORATED++                                       7.25      04/01/2016            92,000
     900,000   IPALCO ENTERPRISES INCORPORATED                                         8.63      11/14/2011           873,000
     920,000   ITC MIDWEST LLC++                                                       6.15      01/31/2038           799,639
     750,000   MIRANT NORTH AMERICA LLC                                                7.38      12/31/2013           686,250
     750,000   NRG ENERGY INCORPORATED                                                 7.38      02/01/2016           691,875
     808,918   SALTON SEA FUNDING CORPORATION SERIES C                                 7.84      05/30/2010           828,850
     500,000   SIERRA PACIFIC RESOURCES                                                6.75      08/15/2017           394,415
                                                                                                                    9,902,532
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.12%
     500,000   HEXCEL CORPORATION                                                      6.75      02/01/2015           437,500
                                                                                                              ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
     750,000   US ONCOLOGY INCORPORATED                                                9.00      08/15/2012           710,625
                                                                                                              ---------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.25%
     970,000   SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES
               07 B++(I)                                                               6.75      12/01/2013           908,463
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.43%
     750,000   CONSTELLATION BRANDS INCORPORATED                                       7.25      09/01/2016           706,875
   1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                    6.82      05/01/2018           931,003
   1,085,000   HJ HEINZ COMPANY++                                                     15.59      12/01/2011         1,203,666
     890,000   KRAFT FOODS INCORPORATED                                                6.50      08/11/2017           906,118
   1,490,000   MILLER BREWING CORPORATION++                                            5.50      08/15/2013         1,419,946
                                                                                                                    5,167,608
                                                                                                              ---------------
FOOD STORES: 0.29%
   1,000,000   KROGER COMPANY                                                          6.75      04/15/2012         1,053,297
                                                                                                              ---------------
HEALTH SERVICES: 0.64%
     975,000   COVENTRY HEALTH CARE INCORPORATED                                       6.30      08/15/2014           709,864
   1,000,000   DAVITA INCORPORATED<<                                                   7.25      03/15/2015           970,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
HEALTH SERVICES (continued)
$    700,000   HCA INCORPORATED                                                      9.25%      11/15/2016    $       640,500
                                                                                                                    2,320,364
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.74%
   1,395,000   LOCKHEED MARTIN CORPORATION                                           4.12       03/14/2013          1,413,111
     750,000   SPX CORPORATION++                                                     7.63       12/15/2014            695,625
     670,000   TEREX CORPORATION                                                     7.38       01/15/2014            569,500
                                                                                                                    2,678,236
                                                                                                              ---------------
INSURANCE CARRIERS: 0.22%
   1,215,000   WR BERKLEY CORPORATION                                                6.25       02/15/2037            802,812
                                                                                                              ---------------
INVESTMENT COMPANIES: 0.38%
   1,700,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  6.88       01/10/2039          1,375,710
                                                                                                              ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.27%
   1,000,000   CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013            957,500
                                                                                                              ---------------
LEGAL SERVICES: 0.21%
     750,000   FTI CONSULTING INCORPORATED                                           7.75       10/01/2016            740,625
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 0.26%
     935,000   XEROX CORPORATION                                                     6.88       08/15/2011            926,432
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.15%
     700,000   BOMBARDIER INCORPORATED++                                             6.75       05/01/2012            549,500
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 0.40%
   1,875,329   CVS LEASE PASS-THROUGH SERIES T++                                     6.04       12/10/2028          1,431,382
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.83%
   1,000,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS++                              6.44       10/01/2016            974,920
   1,175,000   COUNTRYWIDE HOME LOANS INCORPORATED SERIES H                          6.25       04/15/2009          1,176,680
   1,175,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                                5.88       01/14/2038            835,315
                                                                                                                    2,986,915
                                                                                                              ---------------
OIL & GAS EXTRACTION: 1.71%
   1,000,000   CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015            817,500
     445,000   DEVON FINANCING CORPORATION ULC                                       7.88       09/30/2031            463,981
   1,485,000   PEMEX PROJECT FUNDING MASTER TRUST                                    6.63       06/15/2038          1,009,800
   1,000,000   PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014            995,000
     750,000   RANGE RESOURCES CORPORATION                                           7.50       05/15/2016            693,750
     750,000   SOUTHWESTERN ENERGY COMPANY<<++                                       7.50       02/01/2018            708,750
   1,455,000   XTO ENERGY INCORPORATED                                               7.50       04/15/2012          1,498,496
                                                                                                                    6,187,277
                                                                                                              ---------------
OTHER REVENUE: 0.43%
   1,570,000   TRANSCANADA PIPELINES LIMITED                                         7.63       01/15/2039          1,567,942
                                                                                                              ---------------
PAPER & ALLIED PRODUCTS: 0.43%
      85,000   APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014             18,700
     750,000   GEORGIA-PACIFIC LLC SERIES 144 A++                                    7.00       01/15/2015            697,500
     100,000   P.H. GLATFELTER COMPANY                                               7.13       05/01/2016             84,000
     750,000   ROCKTENN COMPANY                                                      8.20       08/15/2011            750,000
                                                                                                                    1,550,200
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
PERSONAL SERVICES: 0.25%
$  1,000,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00%      06/15/2017    $       910,000
                                                                                                              ---------------
PIPELINES: 0.55%
   1,170,000   ENTERPRISE PRODUCTS OPERATIONS SERIES B                               5.60       10/15/2014          1,086,414
     910,000   TEXAS EASTERN TRANSMISSION LP                                         7.00       07/15/2032            891,465
                                                                                                                    1,977,879
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 0.27%
     500,000   BELDEN CDT INCORPORATED                                               7.00       03/15/2017            392,500
     750,000   STEEL DYNAMICS INCORPORATED++                                         7.75       04/15/2016            577,500
                                                                                                                      970,000
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.02%
     100,000   VENTAS REALTY LP                                                      6.75       04/01/2017             84,500
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.70%
   1,355,000   BEAR STEARNS COMPANIES INCORPORATED                                   7.25       02/01/2018          1,405,191
   1,345,000   BLACKROCK INCORPORATED NEW YORK                                       6.25       09/15/2017          1,279,010
   2,410,000   LAZARD GROUP LLC                                                      7.13       05/15/2015          1,829,421
   1,965,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88       04/25/2018          1,634,986
                                                                                                                    6,148,608
                                                                                                              ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.32%
     750,000   CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023            673,125
     500,000   OWENS-ILLINOIS INCORPORATED<<                                         7.80       05/15/2018            480,000
                                                                                                                    1,153,125
                                                                                                              ---------------
TRANSPORTATION EQUIPMENT: 0.28%
   1,080,000   DAIMLER NA HOLDING CORPORATION                                        6.50       11/15/2013          1,003,883
                                                                                                              ---------------
UTILITIES REVENUE: 0.51%
   1,740,000   ENERGY TRANSFER PARTNERS LP<<                                         9.70       03/15/2019          1,852,903
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $94,425,090)                                                                   85,474,803
                                                                                                              ---------------
FOREIGN CORPORATE BONDS@: 3.85%
   1,345,000   ARCELORMITTAL<<                                                       6.13       06/01/2018          1,035,552
     535,000   BRITISH SKY BROADCASTING GROUP PLC++                                  9.50       11/15/2018            560,990
   1,580,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                   6.02       03/29/2049            703,664
     750,000   FMC FINANCE III SA                                                    6.88       07/15/2017            736,875
     380,000   GLOBO COMUNICACOES E PARTICIPACOES SA++                               7.25       04/26/2022            351,500
   1,250,000   INTELSAT JACKSON HOLDINGS LIMITED++                                   9.50       06/15/2016          1,156,250
   1,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                              8.60       05/19/2010          1,031,628
   1,800,000   ROGERS WIRELESS INCORPORATED                                          6.38       03/01/2014          1,831,369
     700,000   ROGERS WIRELESS INCORPORATED                                          8.00       12/15/2012            706,125
     750,000   SHAW COMMUNICATIONS INCORPORATED                                      7.20       12/15/2011            724,688
   1,000,000   TELECOM ITALIA CAPITAL SA                                             7.00       06/04/2018            902,447
     750,000   UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                    8.00       02/11/2010            718,125
   1,395,000   VIVENDI++                                                             5.75       04/04/2013          1,304,068
   2,750,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                         7.38       12/15/2028          2,135,177
TOTAL FOREIGN CORPORATE BONDS (COST $15,706,650)                                                                   13,898,458
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
MUNICIPAL BONDS & NOTES: 0.37%
OREGON: 0.37%
$  1,470,000   COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
                  REVENUE)(I)                                                        6.88%      10/01/2011    $     1,318,867
                                                                                                              ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,469,995)                                                                     1,318,867
                                                                                                              ---------------
US TREASURY SECURITIES: 18.60%
US TREASURY BONDS: 4.30%
   6,820,000   US TREASURY BOND<<                                                    4.50       05/15/2038          7,742,828
   5,795,000   US TREASURY BOND<<                                                    7.13       02/15/2023          7,768,018
                                                                                                                   15,510,846
                                                                                                              ---------------
US TREASURY NOTES: 14.30%
  20,410,000   US TREASURY NOTE<<                                                    1.13       12/15/2011         20,303,174
   2,400,000   US TREASURY NOTE<<                                                    1.38       02/15/2012          2,397,552
  13,090,000   US TREASURY NOTE<<                                                    1.75       01/31/2014         12,945,748
   8,000,000   US TREASURY NOTE<<                                                    2.75       10/31/2013          8,301,248
   7,890,000   US TREASURY NOTE<<                                                    2.75       02/15/2019          7,692,750
                                                                                                                   51,640,472
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $67,750,208)                                                                    67,151,318
                                                                                                              ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 26.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.52%
   4,982,947   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     4,982,947
   4,982,947   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         4,982,947
   4,982,947   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           4,982,947
   4,982,947   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                4,982,947
                                                                                                                   19,931,788
                                                                                                              ---------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 21.04%
$  1,847,610   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009          1,847,610
   1,847,610   ALPINE SECURITIZATION CORPORATION++                                   0.50       03/09/2009          1,847,379
   1,679,645   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009          1,678,712
     279,941   ANTALIS US FUNDING CORPORATION++                                      0.63       03/06/2009            279,911
   5,598,817   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,598,948)             0.28       03/02/2009          5,598,817
     167,965   BANK OF IRELAND                                                       0.60       03/04/2009            167,965
   1,791,622   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009          1,791,622
   1,959,586   CALYON NY                                                             0.49       03/19/2009          1,959,586
     559,882   CANCARA ASSET SECURITIZATION LIMITED                                  0.50       03/10/2009            559,804
     839,823   CANCARA ASSET SECURITIZATION LIMITED                                  0.52       03/10/2009            839,701
     279,941   CANCARA ASSET SECURITIZATION LIMITED++                                0.54       03/09/2009            279,903
     810,373   CHEYNE FINANCE LLC+/-++####(A)(I)                                     0.00       02/25/2008             13,371
     503,894   CLIPPER RECEIVABLES CORPORATION++                                     0.85       03/04/2009            503,846
     783,834   CLIPPER RECEIVABLES CORPORATION                                       0.85       03/06/2009            783,723
     151,168   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038            151,168
   1,903,598   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,903,649)                                                        0.32       03/02/2009          1,903,598
   1,287,728   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009          1,287,728
     951,799   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25       12/15/2037            951,799
   1,847,610   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009          1,847,610

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------- ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,343,716   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10%      03/04/2009    $     1,344,027
   1,903,598   E.ON AG++                                                             0.60       03/23/2009          1,902,868
     279,941   ELYSIAN FUNDING LLC++                                                 0.60       03/04/2009            279,922
     722,639   ENTERPRISE FUNDING LLC++                                              0.48       03/20/2009            722,447
   1,959,586   ERASMUS CAPITAL CORPORATION++                                         0.55       03/05/2009          1,959,436
     727,846   FALCON ASSET SECURITIZATION CORPORATION++                             0.45       03/10/2009            727,755
   1,679,645   GEMINI SECURITIZATION INCORPORATED++                                  0.55       03/20/2009          1,679,132
   1,791,622   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,791,727)             0.35       03/05/2009          1,791,622
     230,503   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $230,508)               0.27       03/02/2009            230,503
   1,063,775   GRAMPIAN FUNDING LLC++                                                0.55       03/06/2009          1,063,678
   1,847,610   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009          1,846,667
   1,675,957   GRYPHON FUNDING LIMITED+/-(A)(I)                                      0.00       08/23/2009            685,634
      92,380   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042             92,380
   1,679,645   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,679,686)                                                        0.29       03/02/2009          1,679,645
     111,976   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018            111,976
     167,965   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12       04/15/2025            167,965
     559,882   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009            559,882
   1,231,740   KITTY HAWK FUNDING CORPORATION++                                      0.45       03/25/2009          1,231,355
   1,903,598   LIBERTY STREET FUNDING CORPORATION++                                  0.50       03/25/2009          1,902,937
     335,929   LMA AMERICAS LLC                                                      0.60       03/23/2009            335,800
   1,175,752   LMA AMERICAS LLC                                                      0.65       03/23/2009          1,175,263
   1,847,610   MATCHPOINT MASTER TRUST++                                             0.55       03/25/2009          1,846,904
     223,953   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028            223,953
   1,903,598   MONT BLANC CAPITAL CORPORATION++                                      0.60       03/19/2009          1,902,995
   1,847,610   NATIXIS                                                               0.40       03/02/2009          1,847,610
     111,976   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018            111,976
     391,917   REGENCY MARKETS #1 LLC++                                              0.50       03/06/2009            391,885
   1,455,693   REGENCY MARKETS #1 LLC++                                              0.55       03/09/2009          1,455,492
     559,882   ROMULUS FUNDING CORPORATION++                                         0.85       03/26/2009            559,538
   1,959,586   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009          1,959,586
   1,959,586   SALISBURY RECEIVABLES COMPANY++                                       0.55       03/03/2009          1,959,496
     671,858   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009            671,858
   1,231,740   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009          1,231,740
   1,679,645   STARBIRD FUNDING CORPORATION++                                        0.75       03/11/2009          1,679,260
   1,399,704   SURREY FUNDING CORPORATION++                                          0.62       03/09/2009          1,399,487
   1,903,598   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  0.70       03/16/2009          1,903,006
   1,679,645   TULIP FUNDING CORPORATION++                                           0.67       03/16/2009          1,679,145
   1,959,586   UBS AG STAMFORD CT                                                    0.51       03/23/2009          1,959,599
   1,959,586   UNICREDITO ITALIANO NY                                                0.57       03/03/2009          1,959,588
     783,834   VERSAILLES CP LLC++                                                   0.70       03/04/2009            783,773
   1,513,043   VICTORIA FINANCE LLC+/-++####(A)(I)                                   0.41       08/07/2008            756,521
   1,505,191   VICTORIA FINANCE LLC+/-++####(A)(I)                                   0.52       05/02/2008            752,596
   2,393,080   VICTORIA FINANCE LLC+/-++####(A)(I)                                   1.26       04/03/2008          1,196,540
   1,959,586   WINDMILL FUNDING CORPORATION++                                        0.55       03/24/2009          1,958,871
                                                                                                                   75,976,166
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $97,454,343)                                                         95,907,954
                                                                                                              ---------------
SHORT-TERM INVESTMENTS: 11.14%

   SHARES
------------
MUTUAL FUNDS: 10.89%
  39,321,808   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                         39,321,808
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INCOME PLUS FUND

  PRINCIPAL                                                                          RATE     MATURITY DATE        VALUE
------------                                                                       --------   -------------   ---------------
US TREASURY BILLS: 0.25%
$    900,000   US TREASURY BILL###                                                   0.03%      03/26/2009            899,951
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $40,221,793)                                                                    40,221,759
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $566,893,899)*                              152.19%                                                     $   549,567,378
OTHER ASSETS AND LIABILITIES, NET                 (52.19)                                                        (188,460,178)
                                                  ------                                                      ---------------
TOTAL NET ASSETS                                  100.00%                                                     $   361,107,200
                                                  ------                                                      ---------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN

+/-     VARIABLE RATE INVESTMENTS.

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@       FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#       SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++      SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $39,321,808.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.84%
         N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            62,613,494
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $65,540,177)                                               62,613,494
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $65,540,177)*                                          99.84%                                        $    62,613,494
OTHER ASSETS AND LIABILITIES, NET                                0.16                                                  97,251
                                                              -------                                         ---------------
TOTAL NET ASSETS                                               100.00%                                        $    62,710,745
                                                              -------                                         ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY SECURITIES: 70.79%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 29.83%
$ 10,035,778   FHLMC #1J1693+/-                                                      6.11%      04/01/2037    $    10,405,039
   8,265,415   FHLMC #1J2834+/-                                                      6.08       08/01/2037          8,584,621
  17,484,365   FHLMC #B11858                                                         5.00       01/01/2019         18,087,211
  20,236,264   FHLMC #B14039                                                         4.00       05/01/2014         20,516,844
   7,717,442   FHLMC #C70467                                                         6.50       09/01/2032          8,133,977
  32,683,113   FHLMC #G03666<<                                                       7.50       01/01/2038         34,473,900
  22,006,863   FHLMC #G04952                                                         7.50       01/01/2038         23,231,505
  12,477,258   FHLMC #G13376                                                         6.00       03/01/2022         13,092,312
   1,538,462   FHLMC #H82015                                                         6.50       09/01/2037          1,607,446
   2,867,097   FHLMC #H82026                                                         6.50       08/01/2037          2,995,658
  20,334,255   FHLMC #PE2489                                                         6.00       08/15/2032         21,198,461
  10,928,119   FHLMC SERIES 2215 CLASS PH                                            6.50       02/15/2030         11,578,694
   6,582,643   FHLMC SERIES 3418 CLASS DF                                            6.00       03/15/2032          6,914,010
                                                                                                                  180,819,678
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 40.96%
   5,983,351   FNMA #05293                                                           6.00       03/01/2039          6,207,727
     372,352   FNMA #190327                                                          6.00       09/01/2032            386,797
     128,687   FNMA #254447                                                          6.00       09/01/2032            133,679
   6,764,353   FNMA #254909                                                          4.00       09/01/2013          6,859,255
   4,607,538   FNMA #254914                                                          4.50       09/01/2013          4,711,536
   1,271,918   FNMA #254958                                                          4.50       10/01/2013          1,300,893
   2,845,099   FNMA #255088                                                          4.50       01/01/2014          2,911,347
   1,127,043   FNMA #255235                                                          4.00       05/01/2014          1,141,305
   1,554,552   FNMA #255356                                                          5.50       08/01/2014          1,616,893
   2,485,690   FNMA #257066                                                          7.50       12/01/2037          2,620,036
     456,626   FNMA #303878                                                          6.50       05/01/2016            474,090
   9,214,054   FNMA #310017                                                          7.00       04/01/2039          9,798,570
     179,673   FNMA #323924                                                          6.00       08/01/2029            187,092
   2,974,244   FNMA #357265                                                          6.00       09/01/2032          3,089,629
     879,546   FNMA #395458                                                          6.00       09/01/2026            916,306
     234,201   FNMA #535126                                                          6.00       12/01/2028            244,165
   4,012,621   FNMA #545998                                                          6.00       11/01/2032          4,173,305
   2,158,069   FNMA #555436                                                          6.00       05/01/2033          2,241,791
  15,860,641   FNMA #735013                                                          6.00       11/01/2029         16,523,531
   1,112,252   FNMA #735655                                                          6.00       10/01/2030          1,158,738
   2,411,632   FNMA #735837                                                          6.00       11/01/2032          2,508,205
   4,276,370   FNMA #745092                                                          6.50       07/01/2035          4,507,179
     107,249   FNMA #776902                                                          6.00       07/01/2029            111,745
  14,634,025   FNMA #888738<<                                                        7.50       10/01/2037         15,424,962
   6,946,827   FNMA #888748+/-                                                       5.51       06/01/2036          7,189,795
  25,421,876   FNMA #889069                                                          5.50       01/01/2021         26,489,065
   3,629,135   FNMA #890114                                                          6.00       05/01/2021          3,807,189
   9,978,107   FNMA #900191+/-                                                       5.93       10/01/2036         10,332,386
   1,896,836   FNMA #940153                                                          6.50       05/01/2037          1,974,416
  20,057,848   FNMA #942302+/-<<                                                     5.73       07/01/2037         20,837,715
   3,865,777   FNMA #943811                                                          6.50       06/01/2037          4,023,887
   1,130,233   FNMA #950304                                                          6.50       08/01/2037          1,176,460
   1,883,753   FNMA #959240                                                          7.50       08/01/2037          1,985,565
   1,140,000   FNMA #982808                                                          7.50       04/01/2038          1,201,614
   6,591,064   FNMA #983511                                                          6.00       09/01/2033          6,846,762
   4,467,861   FNMA #985625                                                          6.00       06/01/2033          4,646,775
   3,000,000   FNMA #995387                                                          6.50       12/31/2049          3,159,222
  17,158,504   FNMA #995426                                                          5.50       09/01/2021         17,878,804
  19,428,736   FNMA #995427                                                          5.50       01/01/2021         20,201,838
  10,000,000   FNMA #995495                                                          6.00       12/01/2032         10,390,625
   7,500,000   FNMA #995537                                                          6.00       03/01/2039          7,763,672
   4,641,086   FNMA 995539                                                           6.00       03/01/2039          4,810,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  4,150,000   FNMA SERIES 2003-92 CLASS VH                                          5.00%      02/25/2019    $     4,263,566
                                                                                                                  248,228,183
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $424,036,137)                                                                       429,047,861
                                                                                                              ---------------
ASSET BACKED SECURITIES: 7.82%
   8,722,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2002-2 CLASS A3                                                       5.12       07/11/2043          8,091,905
  23,123,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A                  5.15       02/15/2012         22,140,196
     331,331   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++            5.34       01/15/2010            331,642
   3,050,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25       02/15/2013          3,002,229
   9,215,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                 5.48       11/17/2014          8,923,537
   2,690,479   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41       08/12/2011          2,626,718
     608,758   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26       11/14/2011            591,295
   2,000,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS
               A2+/-++(i)                                                            0.49       05/15/2014          1,710,013
TOTAL ASSET BACKED SECURITIES (COST $48,171,656)                                                                   47,417,535
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.78%
   9,966,335   FHLMC SERIES 2595CLASS AD                                             5.00       12/15/2017         10,219,349
  10,970,000   FHLMC SERIES 2670 CLASS K                                             4.00       09/15/2018         10,874,766
  10,587,000   FHLMC SERIES 2693 CLASS PE                                            4.50       10/15/2018         10,780,889
   9,990,641   FHLMC SERIES 2725 CLASS PC                                            4.50       05/15/2028         10,109,560
   3,833,155   FHLMC SERIES 2899 CLASS TC                                            5.00       04/15/2019          3,926,431
  19,341,507   FHLMC SERIES 3014 CLASS NA                                            4.50       11/15/2025         19,597,388
   9,346,271   FHLMC SERIES 3253 CLASS A                                             5.00       08/15/2020          9,529,304
   3,452,564   FNMA SERIES 2003-120 CLASS GU                                         4.50       12/25/2013          3,501,676
   5,748,342   FNMA SERIES 2003-123 CLASS AB                                         4.00       10/25/2016          5,796,279
   2,325,241   FNMA SERIES 2003-26 CLASS A2                                          6.00       02/25/2033          2,429,917
  11,726,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                    5.61       04/15/2049          8,869,468
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $94,168,575)                                                       95,635,027
                                                                                                              ---------------
US TREASURY SECURITIES: 5.72%
US TREASURY NOTES: 5.72%
   8,012,000   US TREASURY NOTE<<                                                    1.50       12/31/2013          7,846,127
  24,258,000   US TREASURY NOTE<<                                                    1.75       01/31/2014         23,990,677
   2,855,000   US TREASURY NOTE                                                      1.88       02/28/2014          2,835,385
                                                                                                                   34,672,189
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $35,018,491)                                                                    34,672,189
                                                                                                              ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 11.82%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.49%
   3,772,938   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     3,772,938
   3,772,938   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         3,772,938
   3,772,938   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           3,772,938
   3,772,938   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                3,772,938
                                                                                                                   15,091,752
                                                                                                              ---------------

 PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.33%
$  1,398,955   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009          1,398,955
   1,398,955   ALPINE SECURITIZATION CORPORATION++                                   0.50       03/09/2009          1,398,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,271,777   AMSTEL FUNDING CORPORATION++                                          2.00%      03/10/2009    $     1,271,070
     211,963   ANTALIS US FUNDING CORPORATION++                                      0.63       03/06/2009            211,941
   4,239,256   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,239,355)             0.28       03/02/2009          4,239,256
     127,178   BANK OF IRELAND                                                       0.60       03/04/2009            127,178
   1,356,562   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009          1,356,562
   1,483,740   CALYON NY                                                             0.49       03/19/2009          1,483,740
     211,963   CANCARA ASSET SECURITIZATION LIMITED++                                0.54       03/09/2009            211,934
     423,926   CANCARA ASSET SECURITIZATION LIMITED                                  0.50       03/10/2009            423,867
     635,888   CANCARA ASSET SECURITIZATION LIMITED                                  0.52       03/10/2009            635,797
     382,358   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008              6,309
     381,533   CLIPPER RECEIVABLES CORPORATION++                                     0.85       03/04/2009            381,497
     593,496   CLIPPER RECEIVABLES CORPORATION                                       0.85       03/06/2009            593,412
     114,460   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038            114,460
   1,441,347   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $1,441,385)                                                  0.32       03/02/2009          1,441,347
     975,029   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009            975,029
     720,674   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25       12/15/2037            720,674
   1,398,955   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009          1,398,955
   1,017,421   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009          1,017,657
   1,441,347   E.ON AG++                                                             0.60       03/23/2009          1,440,795
     211,963   ELYSIAN FUNDING LLC++                                                 0.60       03/04/2009            211,949
     547,161   ENTERPRISE FUNDING LLC++                                              0.48       03/20/2009            547,015
   1,483,740   ERASMUS CAPITAL CORPORATION++                                         0.55       03/05/2009          1,483,626
     551,103   FALCON ASSET SECURITIZATION CORPORATION++                             0.45       03/10/2009            551,034
   1,271,777   GEMINI SECURITIZATION INCORPORATED++                                  0.55       03/20/2009          1,271,388
   1,356,562   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,356,641)                0.35       03/05/2009          1,356,562
     174,530   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $174,534)                  0.27       03/02/2009            174,530
     805,459   GRAMPIAN FUNDING LLC++                                                0.55       03/06/2009            805,385
   1,398,955   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009          1,398,241
     790,766   GRYPHON FUNDING LIMITED+/-(a)(i)                                      0.00       08/23/2009            323,502
      69,948   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042             69,948
   1,271,777   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $1,271,808)                                                  0.29       03/02/2009          1,271,777
      84,785   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018             84,785
     127,178   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12       04/15/2025            127,178
     423,926   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009            423,926
     932,636   KITTY HAWK FUNDING CORPORATION++                                      0.45       03/25/2009            932,345
   1,441,347   LIBERTY STREET FUNDING CORPORATION++                                  0.50       03/25/2009          1,440,847
     254,355   LMA AMERICAS LLC                                                      0.60       03/23/2009            254,258
     890,244   LMA AMERICAS LLC                                                      0.65       03/23/2009            889,874
   1,398,955   MATCHPOINT MASTER TRUST++                                             0.55       03/25/2009          1,398,420
     169,570   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028            169,570
   1,441,347   MONT BLANC CAPITAL CORPORATION++                                      0.60       03/19/2009          1,440,891
   1,398,955   NATIXIS                                                               0.40       03/02/2009          1,398,955
      84,785   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018             84,785
     296,748   REGENCY MARKETS #1 LLC++                                              0.50       03/06/2009            296,723
   1,102,207   REGENCY MARKETS #1 LLC++                                              0.55       03/09/2009          1,102,055
     423,926   ROMULUS FUNDING CORPORATION++                                         0.85       03/26/2009            423,665
   1,483,740   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009          1,483,740
   1,483,740   SALISBURY RECEIVABLES COMPANY++                                       0.55       03/03/2009          1,483,672
     508,711   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009            508,711
     932,636   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009            932,636
   1,271,777   STARBIRD FUNDING CORPORATION++                                        0.75       03/11/2009          1,271,485
   1,059,814   SURREY FUNDING CORPORATION++                                          0.62       03/09/2009          1,059,650
   1,441,347   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  0.70       03/16/2009          1,440,899
   1,271,777   TULIP FUNDING CORPORATION++                                           0.67       03/16/2009          1,271,398
   1,483,740   UBS AG STAMFORD CT                                                    0.51       03/23/2009          1,483,749
   1,483,740   UNICREDITO ITALIANO NY                                                0.57       03/03/2009          1,483,741

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    593,496   VERSAILLES CP LLC++                                                   0.70%      03/04/2009    $       593,450
   1,129,126   VICTORIA FINANCE LLC+/-++####(a)(i)                                   1.26       04/03/2008            564,563
     710,194   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.52       05/02/2008            355,097
     713,898   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.41       08/07/2008            356,949
   1,483,740   WINDMILL FUNDING CORPORATION++                                        0.55       03/24/2009          1,483,192
                                                                                                                   56,555,381
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $73,708,703)                                                         71,647,133
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 9.99%
MUTUAL FUNDS: 9.99%
  60,583,583   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~++                                                       60,583,583
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $60,583,583)                                                                    60,583,583
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $735,687,145)*                                                      121.92%                             $   739,003,328
OTHER ASSETS AND LIABILITIES, NET                                         (21.92)                                (132,889,892)
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $   606,113,436
                                                                          ------                              ---------------

+/-     VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++      SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $60,583,583.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.92%
   N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                            257,103,357
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $295,371,795)                                             257,103,357
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $295,371,795)*                                           99.92%                                         $   257,103,357
OTHER ASSETS AND LIABILITIES, NET                               0.08                                                  216,104
                                                              ------                                          ---------------
TOTAL NET ASSETS                                              100.00%                                         $   257,319,461
                                                              ------                                          ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
CORPORATE BONDS & NOTES: 90.65%
AMUSEMENT & RECREATION SERVICES: 1.41%
$    230,000   SINGLE SPRINGS TRIBAL GAMING AUTHORITY++                              9.38%      06/15/2015    $       134,550
     130,000   TOWN SPORTS INTERNATIONAL INCORPORATED*                              11.00       02/01/2014             68,900
     100,000   WARNER MUSIC GROUP                                                    7.38       04/15/2014             65,500
                                                                                                                      268,950
                                                                                                              ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.72%
     165,000   LEVI STRAUSS & COMPANY                                                9.75       01/15/2015            136,950
                                                                                                              ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.36%
     245,000   TRW AUTOMOTIVE INCORPORATED++                                         7.25       03/15/2017             68,600
                                                                                                              ---------------
BUSINESS SERVICES: 6.53%
     368,918   COSO GEOTHERMAL POWER HOLDINGS++                                      7.00       07/15/2026            288,716
     475,000   DELUXE CORPORATION                                                    7.38       06/01/2015            301,625
     250,000   FIRST DATA CORPORATION                                                9.88       09/24/2015            137,500
     160,000   RAINBOW NATIONAL SERVICES LLC++                                      10.38       09/01/2014            163,800
     100,000   RENTAL SERVICE CORPORATION                                            9.50       12/01/2014             53,500
     200,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                       6.80       10/01/2016            110,000
     150,000   SUNGARD DATA SYSTEMS INCORPORATED                                     9.13       08/15/2013            127,500
     100,000   SUNGARD DATA SYSTEMS INCORPORATED                                    10.25       08/15/2015             68,500
                                                                                                                    1,251,141
                                                                                                              ---------------
CASINO & GAMING: 6.00%
          10   ELDORADO CASINO SHREVEPORT(Y)                                        10.00       08/01/2012                  8
     215,000   PENN NATIONAL GAMING INCORPORATED                                     6.75       03/01/2015            178,450
     307,000   POKAGON GAMING AUTHORITY++                                           10.38       06/15/2014            270,160
     410,000   TUNICA-BILOXI GAMING AU++                                             9.00       11/15/2015            328,000
     300,000   TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       09/15/2014            202,500
     237,000   WATERFORD GAMING LLC++                                                8.63       09/15/2014            170,640
                                                                                                                    1,149,758
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 0.83%
     160,000   NALCO COMPANY                                                         7.75       11/15/2011            158,400
                                                                                                              ---------------
COAL MINING: 0.69%
     150,000   MASSEY ENERGY COMPANY                                                 6.88       12/15/2013            132,000
                                                                                                              ---------------
COMMUNICATIONS: 13.38%
     200,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION<<         10.25       09/15/2010            161,000
     215,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011            219,300
     140,000   CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013            127,400
      30,000   CSC HOLDINGS INCORPORATED++                                           8.50       04/15/2014             28,800
     350,000   CSC HOLDINGS INCORPORATED++                                           8.50       06/15/2015            334,250
      60,000   CSC HOLDINGS INCORPORATED++                                           8.63       02/15/2019             55,800
     360,000   EMBARQ CORPORATION                                                    7.08       06/01/2016            324,000
     100,000   LEVEL 3 FINANCING INCORPORATED                                        8.75       02/15/2017             57,250
     295,000   MEDIACOM BROADBAND LLC                                                8.50       10/15/2015            250,013
     270,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                           7.38       08/01/2015            124,200
      30,000   NIELSEN FINANCE LLC COMPANY++                                        11.63       02/01/2014             25,950
     215,000   QWEST CORPORATION                                                     7.50       10/01/2014            191,081
     295,000   SPRINT NEXTEL CORPORATION                                             6.00       12/01/2016            191,750
     200,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                9.25       02/15/2014            189,500
     100,000   UNIVISION COMMUNICATIONS INCORPORATED                                 7.85       07/15/2011             57,000
     235,000   WINDSTREAM CORPORATION                                                8.63       08/01/2016            225,600
                                                                                                                    2,562,894
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
EATING & DRINKING PLACES: 0.97%
$    205,000   ARAMARK CORPORATION<<                                                 8.50%      02/01/2015    $       186,550
                                                                                                              ---------------
EDUCATIONAL SERVICES: 1.39%
     285,000   EDUCATION MANAGEMENT LLC<<                                           10.25       06/01/2016            266,475
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 8.25%
      60,000   CHESAPEAKE ENERGY CORPORATION                                         9.50       02/15/2015             55,800
     165,000   EDISON MISSION ENERGY<<                                               7.75       06/15/2016            150,150
     340,000   ENERGY FUTURE HOLDINGS<<                                             10.88       11/01/2017            193,800
     150,000   INERGY LP/ INERGY FINANCE CORPORATION                                 6.88       12/15/2014            138,000
     350,000   IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016            322,000
     185,000   MIRANT AMERICAS GENERATION LLC                                        8.30       05/01/2011            178,525
     120,000   MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013            109,800
     280,000   NRG ENERGY INCORPORATED                                               7.38       02/01/2016            258,300
     345,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B             10.25       11/01/2015            174,225
                                                                                                                    1,580,600
                                                                                                              ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.88%
     380,000   US ONCOLOGY INCORPORATED                                              9.00       08/15/2012            360,050
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.86%
     222,504   PARMALAT BAKERY SERIES A2++(I)                                        5.00       07/09/2012            178,004
     222,504   PARMALAT DAIRY SERIES A1++(I)                                         5.00       07/09/2010            178,004
                                                                                                                      356,008
                                                                                                              ---------------
HEALTH SERVICES: 7.49%
     200,000   ALLIANCE IMAGING INCORPORATED SERIES B                                7.25       12/15/2012            187,000
     400,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI<<                     8.88       07/15/2015            378,500
     470,000   HCA INCORPORATED                                                      9.25       11/15/2016            430,050
      70,000   HCA INCORPORATED                                                      9.63       11/15/2016             58,450
     190,000   TENET HEALTHCARE CORPORATION                                          7.38       02/01/2013            160,550
     240,000   VANGUARD HEALTH HOLDINGS                                              9.00       10/01/2014            219,600
                                                                                                                    1,434,150
                                                                                                              ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.70%
     300,000   KAR HOLDINGS INCORPORATED                                             8.75       05/01/2014            133,500
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.97%
     190,000   SPX CORPORATION++                                                     7.63       12/15/2014            176,225
     250,000   TEREX CORPORATION                                                     8.00       11/15/2017            201,250
                                                                                                                      377,475
                                                                                                              ---------------
LEGAL SERVICES: 1.29%
     250,000   FTI CONSULTING INCORPORATED                                           7.75       10/01/2016            246,875
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 1.03%
     210,000   INVACARE CORPORATION                                                  9.75       02/15/2015            197,400
                                                                                                              ---------------
METAL MINING: 1.54%
     270,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.38       04/01/2017            232,875
     410,000   NORANDA ALUMINUM HOLDING CORPORATION+/-                               8.35       11/15/2014             61,500
                                                                                                                      294,375
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.61%
     270,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                               8.50       01/15/2013            221,400
     490,000   CLARKE AMERICAN CORPORATION<<                                         9.50       05/15/2015            220,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$    100,000   TENNECO AUTOMOTIVE INCORPORATED SERIES B                             10.25%      07/15/2013    $        58,000
                                                                                                                      499,900
                                                                                                              ---------------
MOTION PICTURES: 0.81%
     160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                8.63       08/15/2012            154,400
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.82%
     200,000   FORD MOTOR CREDIT COMPANY LLC                                         7.80       06/01/2012            108,404
     170,000   FORD MOTOR CREDIT COMPANY LLC                                         7.00       10/01/2013             83,731
     145,000   FORD MOTOR CREDIT COMPANY LLC                                         8.00       12/15/2016             68,304
      60,000   FRESENIUS US FINANCE II INCORPORATED++                                9.00       07/15/2015             62,400
     300,000   GMAC LLC++                                                            6.88       09/15/2011            195,299
     130,000   GMAC LLC++                                                            6.00       12/15/2011             76,167
     105,000   GMAC LLC++                                                            6.75       12/01/2014             50,986
     125,000   GMAC LLC++                                                            8.00       11/01/2031             56,115
     270,000   PINNACLE FOODS LLC CORPORATION                                        9.25       04/01/2015            221,400
                                                                                                                      922,806
                                                                                                              ---------------
OIL & GAS EXTRACTION: 8.04%
     345,000   CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015            282,038
      30,000   DENBURY RESOURCES INCORPORATED                                        9.75       03/01/2016             28,200
     330,000   EL PASO CORPORATION<<                                                 6.75       05/15/2009            329,716
     425,000   HILCORP ENERGY++                                                      7.75       11/01/2015            325,125
     280,000   KEY ENERGY SERVICES INCORPORATED                                      8.38       12/01/2014            182,000
     100,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                          6.13       08/15/2015             88,933
     270,000   RANGE RESOURCES CORPORATION                                           7.50       05/15/2016            249,750
      60,000   RANGE RESOURCES CORPORATION                                           7.25       05/01/2018             54,300
                                                                                                                    1,540,062
                                                                                                              ---------------
PAPER & ALLIED PRODUCTS: 3.25%
     480,000   APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014            105,600
     200,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                               8.50       10/15/2012            155,000
     100,000   GRAHAM PACKAGING COMPANY INCORPORATED                                 9.88       10/15/2014             63,000
     235,000   ROCKTENN COMPANY                                                      8.20       08/15/2011            235,000
     170,000   VERSO PAPER HOLDINGS LLC                                              9.13       08/01/2014             63,750
                                                                                                                      622,350
                                                                                                              ---------------
PERSONAL SERVICES: 1.54%
     325,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017            295,750
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.16%
     170,000   PETROHAWK ENERGY CORPORATION++                                        7.88       06/01/2015            146,200
     400,000   SANDRIDGE ENERGY INCORPORATED                                         8.63       04/01/2015            267,000
                                                                                                                      413,200
                                                                                                              ---------------
PIPELINES: 0.91%
     155,000   DYNEGY HOLDINGS INCORPORATED<<                                        8.38       05/01/2016             98,425
     125,000   DYNEGY HOLDINGS INCORPORATED                                          7.75       06/01/2019             75,625
                                                                                                                      174,050
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 1.71%
     220,000   BELDEN CDT INCORPORATED                                               7.00       03/15/2017            172,700
     200,000   STEEL DYNAMICS INCORPORATED++                                         7.75       04/15/2016            154,000
                                                                                                                      326,700
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE         VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.11%
$    450,000   IDEARC INCORPORATED                                                   8.00%      11/15/2016    $          6,750
     250,000   MEDIMEDIA (USA) INCORPORATED++                                       11.38       11/15/2014             167,500
     100,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##*                       12.50       08/01/2016              39,000
                                                                                                                       213,250
                                                                                                              ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.46%
     295,000   ROUSE COMPANY LP++                                                    6.75       05/01/2013              88,500
                                                                                                              ----------------
RENTAL AUTO/EQUIPMENT: 0.28%
     110,000   HERTZ CORPORATION                                                     8.88       01/01/2014              53,900
                                                                                                              ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.71%
     180,000   GOODYEAR TIRE & RUBBER COMPANY<<                                      9.00       07/01/2015             135,900
                                                                                                              ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.48%
     325,000   CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023             291,688
     190,000   OWENS-ILLINOIS INCORPORATED<<                                         7.80       05/15/2018             182,400
                                                                                                                       474,088
                                                                                                              ----------------
TEXTILE MILL PRODUCTS: 1.13%
     350,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88       09/15/2013             217,000
                                                                                                              ----------------
TRANSPORTATION EQUIPMENT: 0.34%
     385,000   LEAR CORPORATION SERIES B<<                                           8.75       12/01/2016              65,450
                                                                                                              ----------------
TOTAL CORPORATE BONDS & NOTES (COST $22,522,313)                                                                    17,359,457
                                                                                                              ----------------
FOREIGN CORPORATE BONDS@:3.72%
     400,000   INEOS GROUP HOLDINGS PLC++                                            8.50       02/15/2016              24,000
     130,000   INMARSAT FINANCE PLC                                                 10.38       11/15/2012             132,600
     250,000   INTELSAT (BERMUDA) LIMITED                                            9.25       06/15/2016             207,500
     295,000   INTELSAT (BERMUDA) LIMITED                                           11.25       06/15/2016             278,038
     100,000   INTELSAT LIMITED                                                      6.50       11/01/2013              70,500
TOTAL FOREIGN CORPORATE BONDS (COST $1,139,482)                                                                        712,638
                                                                                                              ----------------

   SHARES
------------
COMMON STOCKS: 1.53%
COMMUNICATIONS: 0.76%
      42,900   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                       145,431
                                                                                                              ----------------
OIL & GAS EXTRACTION: 0.42%
       5,080   CHESAPEAKE ENERGY CORPORATION                                                                            79,451
                                                                                                              ----------------
PIPELINES: 0.35%
       5,930   THE WILLIAMS COMPANIES INCORPORATED                                                                      67,006
                                                                                                              ----------------
TOTAL COMMON STOCKS (COST $523,867)                                                                                    291,888
                                                                                                              ----------------
COLLATERAL FOR SECURITIES LENDING: 13.54%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.84%
     136,171   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                        136,171
     136,171   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                            136,171
     136,171   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                              136,171

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   SHARES      SECURITY NAME                                                                                       VALUE
------------   ------------------------------------------------------------                                   ----------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     136,171   DWS MONEY MARKET SERIES INSTITUTIONAL                                                          $        136,171
                                                                                                                       544,684
                                                                                                              ----------------

                                                                                   INTEREST
 PRINCIPAL                                                                           RATE     MATURITY DATE
------------                                                                       --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.70%
$     50,490   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65%      03/12/2009              50,490
      50,490   ALPINE SECURITIZATION CORPORATION++                                   0.50       03/09/2009              50,484
      45,900   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009              45,875
       7,650   ANTALIS US FUNDING CORPORATION++                                      0.63       03/06/2009               7,649
     153,001   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $153,004)               0.28       03/02/2009             153,001
       4,590   BANK OF IRELAND                                                       0.60       03/04/2009               4,590
      48,960   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009              48,960
      53,550   CALYON NY                                                             0.49       03/19/2009              53,550
       7,650   CANCARA ASSET SECURITIZATION LIMITED++                                0.54       03/09/2009               7,649
      15,300   CANCARA ASSET SECURITIZATION LIMITED                                  0.50       03/10/2009              15,298
      22,950   CANCARA ASSET SECURITIZATION LIMITED                                  0.52       03/10/2009              22,947
      15,628   CHEYNE FINANCE LLC+++/-(I)@####                                       0.00       02/25/2008                 258
      13,770   CLIPPER RECEIVABLES CORPORATION++                                     0.85       03/04/2009              13,769
      21,420   CLIPPER RECEIVABLES CORPORATION                                       0.85       03/06/2009              21,417
       4,131   COLORADO HOUSING & FINANCE AUTHORITY ss+/-                            2.65       10/01/2038               4,131
      52,020   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $52,021)                                                           0.32       03/02/2009              52,020
      35,190   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009              35,190
      26,010   DENVER CO CITY & COUNTY SCHOOL DISTRICT ss+/-                         4.25       12/15/2037              26,010
      50,490   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009              50,490
      36,720   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009              36,729
      52,020   E.ON AG++                                                             0.60       03/23/2009              52,001
       7,650   ELYSIAN FUNDING LLC+++                                                0.60       03/04/2009               7,650
      19,748   ENTERPRISE FUNDING LLC++                                              0.48       03/20/2009              19,743
      53,550   ERASMUS CAPITAL CORPORATION++                                         0.55       03/05/2009              53,546
      19,890   FALCON ASSET SECURITIZATION CORPORATION++                             0.45       03/10/2009              19,888
      45,900   GEMINI SECURITIZATION INCORPORATED++                                  0.55       03/20/2009              45,886
      48,960   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $48,963)                0.35       03/05/2009              48,960
       6,299   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,299)                 0.27       03/02/2009               6,299
      29,070   GRAMPIAN FUNDING LLC++                                                0.55       03/06/2009              29,068
      50,490   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009              50,465
      32,321   GRYPHON FUNDING LIMITED+/-(I)(A)                                      0.00       08/23/2009              13,223
       2,525   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042               2,525
      45,900   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $45,901)                                                           0.29       03/02/2009              45,900
       3,060   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-                      1.12       01/01/2018               3,060
       4,590   KANSAS CITY MO SPECIAL OBLIGATION ss+/-                               1.12       04/15/2025               4,590
      15,300   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009              15,300
      33,660   KITTY HAWK FUNDING CORPORATION++                                      0.45       03/25/2009              33,650
      52,020   LIBERTY STREET FUNDING CORPORATION++                                  0.50       03/25/2009              52,002
       9,180   LMA AMERICAS LLC                                                      0.60       03/23/2009               9,177
      32,130   LMA AMERICAS LLC                                                      0.65       03/23/2009              32,117
      50,490   MATCHPOINT MASTER TRUST++                                             0.55       03/25/2009              50,471
       6,120   MISSISSIPPI STATE GOSS.+/-                                            5.00       11/01/2028               6,120
      52,020   MONT BLANC CAPITAL CORPORATION++                                      0.60       03/19/2009              52,004
      50,490   NATIXIS                                                               0.40       03/02/2009              50,490
       3,060   NEW JERSEY STATE TURNPIKE AUTHORITY ss+/-                             3.75       01/01/2018               3,060
      10,710   REGENCY MARKETS #1 LLC++                                              0.50       03/06/2009              10,709
      39,780   REGENCY MARKETS #1 LLC++                                              0.55       03/09/2009              39,775
      15,300   ROMULUS FUNDING CORPORATION++                                         0.85       03/26/2009              15,291
      53,550   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009              53,550
      53,550   SALISBURY RECEIVABLES COMPANY++                                       0.55       03/03/2009              53,548
      18,360   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009              18,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -------------                                                       --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     33,660   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35%      03/02/2009    $         33,660
      45,900   STARBIRD FUNDING CORPORATION++                                        0.75       03/11/2009              45,890
      38,250   SURREY FUNDING CORPORATION++                                          0.62       03/09/2009              38,244
      52,020   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  0.70       03/16/2009              52,004
      45,900   TULIP FUNDING CORPORATION++                                           0.67       03/16/2009              45,887
      53,550   UBS AG STAMFORD CT                                                    0.51       03/23/2009              53,551
      53,550   UNICREDITO ITALIANO NY                                                0.57       03/03/2009              53,551
      21,420   VERSAILLES CP LLC++                                                   0.70       03/04/2009              21,419
      46,151   VICTORIA FINANCE LLC+++/-(I)####(A)                                   1.26       04/03/2008              23,075
      29,028   VICTORIA FINANCE LLC+++/-(I)####(A)                                   0.52       05/02/2008              14,514
      29,179   VICTORIA FINANCE LLC+++/-(I)####(A)                                   0.41       08/07/2008              14,590
      53,550   WINDMILL FUNDING CORPORATION++                                        0.55       03/24/2009              53,534
                                                                                                                     2,048,854
                                                                                                              ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,658,784)                                                            2,593,538
                                                                                                              ----------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.30%
     249,600   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            249,600
                                                                                                              ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $249,600)                                                                           249,600
                                                                                                              ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $27,094,046)*                                                                110.74%                    $     21,207,121
OTHER ASSETS AND LIABILITIES, NET                                                  (10.74)                          (2,056,411)
                                                                                   ------                     ----------------
TOTAL NET ASSETS                                                                   100.00%                    $     19,150,710
                                                                                   ------                     ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

**      STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

+/-     VARIABLE RATE INVESTMENTS.

(I)     ILLIQUID SECURITY.

@       FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $249,600.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND FUND

 FACE/SHARE
   AMOUNT      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
         N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                1,431,246,144
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,467,433,939)                                         1,431,246,144
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,467,433,939)*                                     100.05%                                         $ 1,431,246,144
OTHER ASSETS AND LIABILITIES, NET                              (0.05)                                                (765,439)
                                                              ------                                          ---------------
TOTAL NET ASSETS                                              100.00%                                         $ 1,430,480,705
                                                              ------                                          ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

     Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in securities:

                                                                                      Total Fair
                                                                                     Value as of
Fund                                      Level 1         Level 2       Level 3       02/28/2009
----                                  --------------   ------------   -----------   --------------
Diversified Bond Fund                 $   39,999,705   $          0   $         0   $   39,999,705
Income Plus Fund                          59,253,596    486,762,562     3,551,220      549,567,378
Inflation Protected Bond Fund             62,613,494              0             0       62,613,494
Short Duration Government Bond Fund       75,675,335    649,943,706    13,384,287      739,003,328
Stable Income Fund                       257,103,357              0             0      257,103,357
Strategic Income Fund                      1,086,172     19,410,565       710,384       21,207,121
Total Return Bond Fund                 1,431,246,144              0             0    1,431,246,144

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                          Total
                                                                        Unrealized
                                                                       Appreciation/
Fund                                   Level 1    Level 2   Level 3   (Depreciation)
----                                  ---------   -------   -------   --------------
Diversified Bond Fund                 $       0      $0       $0        $       0
Income Plus Fund                       (264,006)      0        0         (264,006)
Inflation Protected Bond Fund                 0       0        0                0
Short Duration Government Bond Fund           0       0        0                0
Stable Income Fund                            0       0        0                0
Strategic Income Fund                         0       0        0                0
Total Return Bond Fund                        0       0        0                0

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 Short Duration   Strategic
                                                   Income Plus     Government      Income
                                                       Fund        Bond Fund        Fund
                                                   -----------   --------------   ---------
Balance as of 05/31/2008                           $ 2,049,001    $14,733,869     $ 931,373
Accrued discounts/premiums                                  70           (815)        5,302
Realized gain (loss)                                   (91,233)      (711,428)      (19,520)

Change in unrealized appreciation/(depreciation)    (1,422,195)    (1,008,215)      (82,327)
Net purchases (sales)                                3,749,474     (5,408,688)     (124,444)
Transfer in (out) of Level 3                          (733,897)     5,779,564             0
Balance as of 02/28/2009                           $ 3,551,220    $13,384,287     $ 710,384

The following is a summary of the unrealized appreciation (depreciation) associated with (Level 3) securities held as of February 28, 2009:

                                                                 Short Duration   Strategic
                                                   Income Plus     Government      Income
                                                       Fund        Bond Fund        Fund
                                                   -----------   --------------   ---------
Change in unrealized appreciation
   (depreciation) relating to securities held at
   the end of reporting period                     $(1,422,195)   $(1,008,215)    $(82,327)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY NOTES - INTEREST BEARING: 7.43%
$ 31,500,000   FHLMC<<                                                               2.13%      03/23/2012    $    31,474,422
  50,000,000   FHLMC<<                                                               3.63       07/01/2011         52,170,150
  55,500,000   FNMA                                                                  1.75       03/23/2011         55,442,835
TOTAL AGENCY NOTES - INTEREST BEARING (COST $136,773,312)                                                         139,087,407
                                                                                                              ---------------
AGENCY SECURITIES: 54.09%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.91%
           6   FHLMC #170046                                                        14.50       03/01/2011                  7
          80   FHLMC #170053                                                        14.75       08/01/2011                 91
       2,634   FHLMC #170053                                                        15.00       08/01/2011              2,998
         197   FHLMC #170069                                                        14.00       11/01/2012                197
      44,756   FHLMC #170215                                                         8.00       02/01/2017             47,358
      66,666   FHLMC #170235                                                        10.50       08/01/2019             76,633
      11,712   FHLMC #1B0123+/-                                                      5.28       09/01/2031             11,924
       8,023   FHLMC #1B0128+/-                                                      5.28       09/01/2031              8,167
     445,440   FHLMC #1B0129+/-                                                      5.43       09/01/2031            455,174
   8,078,876   FHLMC #1G1393+/-                                                      5.93       12/01/2036          8,389,326
   4,795,334   FHLMC #1J0817+/-                                                      5.76       01/01/2038          4,959,387
  14,407,082   FHLMC #1Q0183+/-                                                      5.97       10/01/2036         14,911,980
         237   FHLMC #279063                                                         9.00       08/01/2009                238
      68,984   FHLMC #552435                                                        10.50       08/01/2020             79,691
         838   FHLMC #555158                                                         8.50       05/01/2016                847
     291,194   FHLMC #555503                                                         9.00       04/01/2021            314,572
       2,775   FHLMC #555515                                                         8.50       10/01/2013              2,817
     548,983   FHLMC #611023+/-                                                      4.80       10/01/2026            554,085
     176,962   FHLMC #786210+/-                                                      6.38       01/01/2026            184,077
     677,802   FHLMC #786823+/-                                                      5.24       07/01/2029            683,273
     227,704   FHLMC #789483+/-                                                      5.23       06/01/2032            228,757
     179,981   FHLMC #865496+/-                                                      5.82       05/01/2026            184,274
     141,945   FHLMC #884009                                                        10.50       05/01/2020            164,926
      28,893   FHLMC #A01434                                                         9.00       06/01/2016             30,226
     211,007   FHLMC #A01562                                                         9.00       11/01/2018            226,405
         112   FHLMC #A01607                                                         8.50       06/01/2011                115
      69,465   FHLMC #A01620                                                         9.00       04/01/2017             74,535
      51,780   FHLMC #A01860                                                         8.50       06/01/2017             55,885
   2,404,957   FHLMC #B13066                                                         4.00       03/01/2014          2,439,311
   1,264,639   FHLMC #B13579                                                         5.00       04/01/2019          1,305,871
     973,924   FHLMC #B13580                                                         5.00       04/01/2019          1,005,678
  13,183,466   FHLMC #B13654                                                         4.00       04/01/2014         13,369,298
   2,000,688   FHLMC #B15194                                                         5.00       06/01/2019          2,065,919
   2,425,587   FHLMC #B16884                                                         5.00       10/01/2019          2,504,671
   5,694,686   FHLMC #B17855                                                         5.00       02/01/2020          5,873,238
     747,715   FHLMC #C01345                                                         7.00       04/01/2032            798,495
     106,442   FHLMC #C31808                                                         7.50       10/01/2029            113,671
     728,632   FHLMC #C59553                                                         7.50       11/01/2031            782,314
   1,263,551   FHLMC #C65576                                                         7.50       04/01/2032          1,357,446
   1,304,835   FHLMC #E79794                                                         7.00       10/01/2014          1,373,708
   2,554,295   FHLMC #E96459                                                         5.00       05/01/2018          2,642,365
     297,818   FHLMC #G00319                                                         9.50       04/01/2025            333,533
      61,907   FHLMC #G00683                                                         8.50       12/01/2025             67,350
     234,749   FHLMC #G01236                                                        10.00       10/01/2021            263,325
   8,271,855   FHLMC #G08102                                                         6.50       12/01/2035          8,670,492
      14,237   FHLMC #G10783                                                         8.50       06/01/2012             15,128
      89,643   FHLMC #G11136                                                         6.50       05/01/2011             92,758
     120,730   FHLMC #G11200                                                         8.00       01/01/2012            126,843
   2,145,071   FHLMC #G11209                                                         7.50       12/01/2011          2,232,347
     681,039   FHLMC #G11345                                                         7.50       12/01/2011            708,751
   1,488,000   FHLMC #G11368                                                         7.50       12/01/2012          1,551,963
  10,209,062   FHLMC #G18005                                                         5.00       08/01/2019         10,541,920
   1,397,881   FHLMC #G80106                                                        10.00       08/17/2022          1,552,437
   2,127,022   FHLMC #G80116                                                        10.00       02/17/2025          2,314,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$  2,599,696   FHLMC #G80193                                                         9.50%      09/17/2022    $     2,823,362
     280,102   FHLMC #G90023                                                         7.00       11/17/2013            292,697
  11,299,851   FHLMC #H01193                                                         6.50       08/01/2037         11,790,245
   3,687,315   FHLMC #H01792                                                         6.50       10/01/2037          3,847,338
  49,415,743   FHLMC #H09174<<                                                       5.50       03/01/2038         50,361,790
      49,551   FHLMC #N70012                                                        10.50       08/01/2020             56,926
  56,005,000   FHLMC%%                                                               6.00       03/01/2038         57,965,175
                                                                                                                  222,888,943
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 41.70%
     116,157   FNMA #100042                                                         11.00       10/15/2020            133,116
     302,902   FNMA #100285                                                          9.50       12/15/2020            335,907
         223   FNMA #1376                                                           15.50       10/01/2012                255
     298,972   FNMA #190180                                                          9.00       07/01/2021            322,982
      89,403   FNMA #253266                                                          8.00       05/01/2030             95,463
     462,204   FNMA #253951                                                          7.50       09/01/2031            494,147
     499,641   FNMA #254218                                                          7.00       02/01/2032            534,077
     181,185   FNMA #254223                                                          7.50       02/01/2032            193,842
   1,147,647   FNMA #254480                                                          7.00       10/01/2032          1,226,562
   5,077,776   FNMA #254836                                                          4.00       07/01/2010          5,172,221
   2,480,765   FNMA #256314                                                          5.50       06/01/2016          2,588,959
  38,739,667   FNMA #257307                                                          6.00       08/01/2038         40,052,734
       8,620   FNMA #303548                                                          8.50       02/01/2012              9,030
     591,415   FNMA #313419                                                          8.50       12/01/2026            649,606
     190,840   FNMA #323013                                                          9.00       10/01/2021            213,796
     917,243   FNMA #323284                                                          8.50       05/01/2017            986,788
     331,432   FNMA #323756                                                          6.20       05/01/2009            330,976
   6,368,968   FNMA #357464                                                          4.50       12/01/2018          6,518,904
      30,152   FNMA #364215                                                          7.50       07/01/2015             31,941
   2,488,203   FNMA #368034                                                          8.00       11/01/2026          2,676,644
   6,968,223   FNMA #387402                                                          5.03       05/01/2015          7,192,070
   2,189,972   FNMA #398800                                                          8.00       06/01/2012          2,296,350
     106,585   FNMA #398805                                                          8.50       11/01/2011            112,459
     117,009   FNMA #417768                                                          6.50       03/01/2028            123,743
      70,212   FNMA #426843                                                         11.00       02/01/2019             79,368
      62,160   FNMA #439935                                                          8.00       04/01/2017             65,808
     716,601   FNMA #457277+/-                                                       5.26       10/01/2027            715,584
     331,532   FNMA #458018                                                         12.00       07/15/2014            388,472
     683,854   FNMA #487758                                                          8.50       05/01/2026            748,005
     214,722   FNMA #487759                                                          9.50       07/01/2028            240,763
     162,034   FNMA #516051                                                          9.50       01/01/2021            180,918
     176,712   FNMA #535537                                                          9.00       07/01/2028            194,905
     385,163   FNMA #535573                                                          8.00       11/01/2013            393,418
     328,023   FNMA #535752                                                         10.00       12/01/2020            366,412
   1,032,667   FNMA #538435+/-                                                       5.09       07/01/2026          1,048,613
     153,841   FNMA #545117+/-                                                       5.05       12/01/2040            154,075
     850,606   FNMA #545187+/-                                                       4.30       09/01/2031            844,771
     160,207   FNMA #545208+/-                                                       5.16       09/01/2031            160,790
     667,798   FNMA #545460+/-                                                       5.03       11/01/2031            672,482
   2,138,592   FNMA #54844+/-                                                        4.45       09/01/2027          2,128,161
     937,854   FNMA #555161                                                          6.00       12/01/2013            982,207
   4,725,041   FNMA #555569                                                          6.00       05/01/2016          4,957,356
  10,331,599   FNMA #555710                                                          4.50       08/01/2018         10,574,822
       4,059   FNMA #62895                                                           8.75       01/01/2010              4,142
     564,469   FNMA #635726+/-                                                       5.05       04/01/2032            572,345
     279,274   FNMA #646643+/-                                                       5.24       06/01/2032            280,192
   1,691,159   FNMA #66414+/-                                                        5.72       09/01/2028          1,700,427
     370,910   FNMA #675479+/-                                                       5.72       01/01/2033            371,856
     244,969   FNMA #675491+/-                                                       6.18       04/01/2033            248,490
      52,864   FNMA #695514                                                          8.50       10/01/2026             57,392
     440,620   FNMA #695519                                                          8.50       11/01/2026            479,588
     261,799   FNMA #70765                                                           9.00       03/01/2021            288,753

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  1,328,986   FNMA #724438                                                           8.50%     06/01/2027    $     1,446,568
     188,114   FNMA #724658+/-                                                        6.61      07/01/2033            192,498
  26,712,841   FNMA #725249                                                           5.00      03/01/2034         27,279,893
   4,949,875   FNMA #725638                                                           5.00      12/01/2018          5,118,995
  41,241,765   FNMA #735062                                                           5.50      08/01/2033         42,416,419
   6,188,120   FNMA #735613                                                           6.00      02/01/2035          6,435,921
  15,118,898   FNMA #739503                                                           5.50      09/01/2033         15,549,517
  14,198,820   FNMA #740227                                                           5.50      09/01/2033         14,603,233
  11,339,499   FNMA #745678+/-                                                        5.55      05/01/2036         11,642,359
   8,770,693   FNMA #745743                                                           4.00      05/01/2021          8,825,307
   9,236,496   FNMA #745816+/-                                                        5.05      12/01/2035          9,457,465
   6,100,136   FNMA #787275+/-                                                        4.85      06/01/2034          6,201,891
   3,605,500   FNMA #813158+/-                                                        4.59      12/01/2034          3,565,232
  12,363,788   FNMA #835168                                                           5.50      08/01/2035         12,692,753
   4,317,981   FNMA #873354                                                           5.61      02/01/2021          4,566,261
  11,700,000   FNMA #874284                                                           5.12      01/01/2017         12,073,300
  20,332,834   FNMA #878059                                                           5.50      03/01/2036         20,854,771
  10,087,607   FNMA #886087                                                           6.50      07/01/2036         10,564,291
  11,353,261   FNMA #886686+/-                                                        6.12      08/01/2036         11,770,564
   3,116,130   FNMA #886761                                                           7.00      09/01/2036          3,297,274
  29,664,432   FNMA #888022                                                           5.00      02/01/2036         30,247,789
  22,157,376   FNMA #888538<<                                                         5.50      01/01/2037         22,746,920
  31,889,188   FNMA #889398                                                           6.00      11/01/2037         32,970,060
   7,533,847   FNMA #892283+/-                                                        5.84      09/01/2036          7,789,798
   6,191,080   FNMA #895998                                                           6.50      07/01/2036          6,483,636
   4,666,672   FNMA #902200                                                           6.50      11/01/2036          4,887,193
   9,035,769   FNMA #918447                                                           5.50      05/01/2022          9,382,103
   5,169,818   FNMA #924858                                                           6.50      09/01/2037          5,394,179
   4,739,931   FNMA #953137                                                           6.00      09/01/2037          4,900,590
   9,356,079   FNMA #954965                                                           6.50      09/01/2037          9,762,116
  10,678,971   FNMA #988565                                                           6.00      08/01/2038         11,040,930
   6,150,000   FNMA%%                                                                 4.00      03/01/2039          6,039,492
  53,615,000   FNMA%%                                                                 5.00      03/01/2035         54,536,535
  70,375,000   FNMA%%                                                                 5.50      03/15/2021         72,948,051
  50,315,000   FNMA%%                                                                 5.50      03/01/2039         51,541,428
 116,225,000   FNMA%%                                                                 6.00      03/01/2036        120,038,575
                                                                                                                  780,456,594
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.47%
       5,064   GNMA #126600                                                          13.00      11/15/2014              6,052
       4,706   GNMA #201                                                             14.00      09/20/2014              5,651
       1,962   GNMA #45629                                                           13.00      02/15/2011              2,196
       7,578   GNMA #52538                                                           15.00      07/15/2012              8,886
          11   GNMA #56900                                                           15.00      07/15/2012                 12
         688   GNMA #780051                                                           9.00      12/15/2009                693
     351,746   GNMA #780104                                                           9.50      10/20/2019            382,836
     201,330   GNMA #780110                                                          12.50      04/15/2019            220,221
   1,602,915   GNMA #780288<<                                                         8.00      12/15/2023          1,745,640
      49,555   GNMA #780763                                                           7.50      12/15/2010             49,850
   1,119,527   GNMA #780867                                                           8.35      04/15/2020          1,214,296
     673,167   GNMA #780980                                                           8.40      05/15/2020            741,708
     516,408   GNMA #8678+/-                                                          4.63      08/20/2020            525,356
     327,454   GNMA #8714+/-                                                          4.13      11/20/2020            334,194
       2,607   GNMA #95643                                                           15.00      09/15/2012              3,059
 149,024,265   GNMA SERIES 2002-53 CLASS IO+/-(C)                                     1.00      04/16/2042          3,669,946
                                                                                                                    8,910,596
                                                                                                              ---------------
SMALL BUSINESS ADMINISTRATION: 0.01%
   1,659,807   SBA #440019 SERIES 1993-1A(C)++(I)                                     2.53      02/28/2018             68,726

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
SMALL BUSINESS ADMINISTRATION (continued)
$ 2,518,955    SBA SERIES 1992-6 CLASS A(C)++(I)                                     2.47%      10/15/2017    $       104,301
                                                                                                                      173,027
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $995,814,137)                                                                     1,012,429,160
                                                                                                              ---------------
ASSET BACKED SECURITIES: 0.51%
  10,445,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-        1.16       11/15/2011          9,557,472
TOTAL ASSET BACKED SECURITIES (COST $10,445,000)                                                                    9,557,472
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.77%
   6,101,325   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1       5.50       11/25/2020          5,409,209
   1,158,297   FHA INSURED PROJECT LOAN #956++(a)                                    2.93       11/01/2012          1,137,100
      64,145   FHLMC SERIES 16 CLASS D                                              10.00       10/15/2019             68,748
  20,210,414   FHLMC SERIES 3139 CLASS YD                                            4.38       04/15/2015         20,522,630
  19,519,110   FHLMC SERIES 3185 CLASS PA                                            4.50       08/15/2026         19,798,863
  10,728,052   FHLMC SERIES 3221 CLASS VA                                            5.00       09/15/2017         11,127,825
     463,081   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-      0.90       11/25/2028            451,345
   1,899,163   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-       0.75       05/25/2030          1,766,605
     833,138   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-       0.75       09/25/2031            775,390
   2,175,503   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50       02/25/2042          2,387,615
   1,114,839   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-     5.45       03/25/2043          1,062,684
   5,804,406   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-     5.59       07/25/2043          5,625,618
   2,241,437   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50       06/25/2030          2,461,378
   4,584,279   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50       12/25/2041          5,034,111
   1,117,085   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50       08/25/2041          1,226,699
   2,997,964   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         5.92       07/25/2041          3,067,040
  15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                            5.34       04/25/2012         16,263,897
   2,704,496   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                        5.61       10/25/2041          2,726,368
  12,290,506   FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                           6.50       07/25/2042         12,881,987
   8,000,000   FNMA GRANTOR TRUST SERIES 2002-T3 CLASS B                             5.76       12/25/2011          8,580,751
     663,935   FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                         0.71       05/25/2032            578,361
  15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                             4.49       11/25/2012         15,603,093
     730,428   FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                         0.75       03/25/2033            576,951
     186,561   FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                             8.50       07/25/2022             32,521
     523,915   FNMA INTEREST STRIP SERIES 265 CLASS 2                                9.00       03/01/2024            566,673
         146   FNMA INTEREST STRIP SERIES B CLASS 1                                  6.00       05/01/2009                146
         524   FNMA INTEREST STRIP SERIES C CLASS 1                                  6.00       05/01/2009                525
     236,144   FNMA SERIES 1988-2 CLASS Z                                           10.10       02/25/2018            247,187
     106,194   FNMA SERIES 1988-7 CLASS Z                                            9.25       04/25/2018            115,750
     549,751   FNMA SERIES 1989-10 CLASS Z                                           9.50       03/25/2019            615,072
     417,440   FNMA SERIES 1989-100 CLASS Z                                          8.75       12/25/2019            455,713
   1,134,470   FNMA SERIES 1989-12 CLASS Y                                          10.00       03/25/2019          1,292,123
     625,087   FNMA SERIES 1989-22 CLASS G                                          10.00       05/25/2019            708,033
     131,371   FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019            143,409
     193,618   FNMA SERIES 1989-98 CLASS E                                           9.20       12/25/2019            211,233
     348,086   FNMA SERIES 1990-144 CLASS W                                          9.50       12/25/2020            389,482
     300,350   FNMA SERIES 1990-75 CLASS Z                                           9.50       07/25/2020            337,698
     132,590   FNMA SERIES 1990-84 CLASS Y                                           9.00       07/25/2020            145,502
     601,315   FNMA SERIES 1990-96 CLASS Z                                           9.67       08/25/2020            678,700
     203,076   FNMA SERIES 1991-5 CLASS Z                                            8.75       01/25/2021            223,892
     760,939   FNMA SERIES 1991-85 CLASS Z                                           8.00       06/25/2021            817,174
     527,493   FNMA SERIES 1992-45 CLASS Z                                           8.00       04/25/2022            569,544
     496,559   FNMA SERIES G-8 CLASS E                                               9.00       04/25/2021            550,292
   1,064,464   FNMA SERIES G92-30 CLASS Z                                            7.00       06/25/2022          1,135,015
     195,090   FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                             9.39       09/25/2028            191,361
     122,316   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.96       06/25/2033            122,164
       7,959   FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                             4.61       08/25/2043              7,982
   6,061,356   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           5.45       08/25/2042          6,098,180
   1,232,755   FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                             0.69       04/25/2033          1,112,180
   5,437,328   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.64       08/25/2042          5,507,419

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  5,319,010   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          10.20%      10/25/2042    $     5,896,144
   2,645,935   FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                          10.43       12/25/2042          2,896,652
     432,608   FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                             0.71       06/25/2033            285,345
   5,589,783   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00       08/25/2044          5,774,944
   9,974,000   FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                    7.80       04/15/2015         10,497,348
   7,749,299   FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                      5.88       05/15/2016          7,897,831
  12,404,000   GNMA SERIES 2004-103 CLASS C+/-                                       4.70       12/16/2027         12,512,459
 205,584,230   GNMA SERIES 2005-23 CLASS IO+/-(C)                                    0.90       06/17/2045          8,007,300
   2,682,628   GNMA SERIES 2005-34 CLASS A                                           3.96       09/16/2021          2,683,325
  10,451,886   GNMA SERIES 2005-59 CLASS A                                           4.39       05/16/2023         10,515,650
  14,453,707   GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028         14,520,580
   6,019,000   GNMA SERIES 2006-30 CLASS D+/-                                        5.41       04/16/2039          5,833,145
  12,510,000   GNMA SERIES 2006-32 CLASS C+/-                                        5.52       11/16/2038         12,142,056
  71,935,673   GNMA SERIES 2006-32 CLASS XM+/-(C)                                    0.71       11/16/2045          2,729,311
  12,520,000   GNMA SERIES 2006-68 CLASS D+/-                                        5.31       12/16/2037         12,120,650
   8,129,518   GNMA SERIES 2007-34 CLASS A                                           4.27       11/16/2026          8,171,512
 292,421,385   GNMA SERIES 2008-22 CLASS XM+/-(C)                                    1.08       02/16/2049         15,097,687
  39,500,000   GNMA SERIES 2008-80 CLASS B                                           4.28       01/16/2033         39,131,659
   5,369,816   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035          4,634,192
   5,790,333   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                  CLASS 1A1+/-++                                                     4.94       09/28/2044          3,869,390
   4,847,875   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++      6.50       10/25/2034          4,204,335
 125,500,000   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2
               CLASS X2(C)                                                           0.00       11/13/2011              7,994
  22,765,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.09       08/15/2039         17,152,872
     818,186   VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                        8.87       02/15/2025            877,905
   1,064,991   VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                         8.79       06/15/2025          1,144,200
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $380,905,193)                                                     370,013,724
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 4.29%
APPAREL & ACCESSORY STORES: 0.00%
         172   SEARS ROEBUCK ACCEPTANCE                                              6.70       04/15/2012                102
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 3.06%
  36,000,000   BANK OF AMERICA CORPORATION                                           2.10       04/30/2012         35,748,468
  21,500,000   JPMORGAN CHASE & COMPANY<<                                            1.65       02/23/2011         21,505,848
                                                                                                                   57,254,316
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.21%
   3,670,000   TENNESSEE VALLEY AUTHORITY                                            5.38       12/30/2049          3,980,548
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.02%
  18,550,000   PRIVATE EXPORT FUNDING CORPORATION                                    4.55       05/15/2015         19,129,372
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $79,519,080)                                                                   80,364,338
                                                                                                              ---------------
FOREIGN GOVERNMENT BONDS: 1.56%
  28,000,000   EUROPEAN INVESTMENT BANK SERIES EMTN                                  4.25       07/15/2013         29,134,336
TOTAL FOREIGN GOVERNMENT BONDS (COST $28,591,350)                                                                  29,134,336
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 2.55%
ARKANSAS: 0.07%
   1,245,358   ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)          9.75       11/15/2014          1,316,480
                                                                                                              ---------------
TENNESSEE: 1.23%
  15,000,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                  FACILITIES REVENUE, MBIA INSURED)ss                                7.75       07/01/2012         17,369,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
TENNESSEE (continued)
$  5,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                  FACILITIES REVENUE, MBIA INSURED)ss                                7.50%      07/01/2012    $     5,705,850
                                                                                                                   23,075,400
                                                                                                              ---------------
TEXAS: 1.25%
   5,405,000   RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)             10.00       12/15/2020          7,938,269
  15,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-ss          3.63       12/01/2027         15,394,500
                                                                                                                   23,332,769
                                                                                                              ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $45,826,884)                                                                   47,724,649
                                                                                                              ---------------
US TREASURY SECURITIES: 20.07%
US TREASURY BONDS: 10.17%
  14,500,000   US TREASURY BOND<<                                                    3.50       02/15/2039         13,922,320
  17,315,000   US TREASURY BOND<<                                                    5.38       02/15/2031         20,759,057
  32,535,000   US TREASURY BOND<<                                                    6.00       02/15/2026         40,770,422
  11,250,000   US TREASURY BOND<<                                                    7.13       02/15/2023         15,080,276
  40,250,000   US TREASURY BOND<<                                                    7.50       11/15/2016         51,953,935
  34,340,000   US TREASURY BOND<<                                                    8.75       05/15/2017         47,802,345
                                                                                                                  190,288,355
                                                                                                              ---------------
US TREASURY NOTES: 9.90%
  43,200,000   US TREASURY NOTE                                                      0.88       02/28/2011         43,078,608
  10,200,000   US TREASURY NOTE<<                                                    1.38       02/15/2012         10,189,596
  47,500,000   US TREASURY NOTE<<                                                    1.75       01/31/2014         46,976,550
  10,000,000   US TREASURY NOTE<<                                                    3.75       11/15/2018         10,596,100
  41,965,000   US TREASURY NOTE<<                                                    4.25       08/15/2014         46,764,747
  25,000,000   US TREASURY NOTE<<                                                    4.25       08/15/2015         27,660,155
                                                                                                                  185,265,756
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $363,411,925)                                                                  375,554,111
                                                                                                              ---------------
COLLATERAL FOR SECURITIES LENDING: 25.18%

   SHARES
------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.26%
  24,609,555  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     24,609,555
  24,609,555  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         24,609,555
  24,609,555  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           24,609,555
  24,609,555  DWS MONEY MARKET SERIES INSTITUTIONAL                                                                24,609,555
                                                                                                                   98,438,220
                                                                                                              ---------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 19.92%
$  9,124,891   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009    $     9,124,891
   9,124,891   ALPINE SECURITIZATION CORPORATION++(P)                                0.50       03/09/2009          9,123,751
   8,295,356   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009          8,290,747
   1,382,559   ANTALIS US FUNDING CORPORATION++(P)                                   0.63       03/06/2009          1,382,414
  27,651,185   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $27,651,830)            0.28       03/02/2009         27,651,185
     829,536   BANK OF IRELAND                                                       0.60       03/04/2009            829,536
   8,848,379   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009          8,848,379
   9,677,915   CALYON NY                                                             0.49       03/19/2009          9,677,915
   2,765,119   CANCARA ASSET SECURITIZATION LIMITED(P)                               0.50       03/10/2009          2,764,734

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  4,147,678   CANCARA ASSET SECURITIZATION LIMITED(P)                               0.52%      03/10/2009    $     4,147,079
   1,382,559   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.54       03/09/2009          1,382,373
   3,449,186   CHEYNE FINANCE LLC+/-++####(A)(I)                                     0.00       02/25/2008             56,912
   2,488,607   CLIPPER RECEIVABLES CORPORATION++(P)                                  0.85       03/04/2009          2,488,372
   3,871,166   CLIPPER RECEIVABLES CORPORATION(P)                                    0.85       03/06/2009          3,870,618
     746,582   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038            746,582
   9,401,403   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $9,401,654)                                        0.32       03/02/2009          9,401,403
   6,359,773   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009          6,359,773
   4,700,701   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    4.25       12/15/2037          4,700,701
   9,124,891   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009          9,124,891
   6,636,284   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009          6,637,822
   9,401,403   E.ON AG++                                                             0.60       03/23/2009          9,397,799
   1,382,559   ELYSIAN FUNDING LLC++(P)                                              0.60       03/04/2009          1,382,467
   3,568,938   ENTERPRISE FUNDING LLC++(P)                                           0.48       03/20/2009          3,567,987
   9,677,915   ERASMUS CAPITAL CORPORATION++(P)                                      0.55       03/05/2009          9,677,176
   3,594,654   FALCON ASSET SECURITIZATION CORPORATION++(P)                          0.45       03/10/2009          3,594,205
   8,295,356   GEMINI SECURITIZATION INCORPORATED++(P)                               0.55       03/20/2009          8,292,821
   1,138,399   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,138,425)             0.27       03/02/2009          1,138,399
   8,848,379   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,848,637)             0.35       03/05/2009          8,848,379
   5,253,725   GRAMPIAN FUNDING LLC++(P)                                             0.55       03/06/2009          5,253,244
   9,124,891   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009          9,120,237
   7,133,366   GRYPHON FUNDING LIMITED(A)(I)                                         0.00       08/23/2009          2,918,260
     456,245   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042            456,245
   8,295,356   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $8,295,556)                                        0.29       03/02/2009          8,295,356
     553,024   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018            553,024
     829,536   KANSAS CITY MO SPL GO+/-ss                                            1.12       04/15/2025            829,536
   2,765,119   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009          2,765,119
   6,083,261   KITTY HAWK FUNDING CORPORATION++(P)                                   0.45       03/25/2009          6,081,360
   9,401,403   LIBERTY STREET FUNDING CORPORATION++(P)                               0.50       03/25/2009          9,398,139
   1,659,071   LMA AMERICAS LLC(P)                                                   0.60       03/23/2009          1,658,435
   5,806,749   LMA AMERICAS LLC(P)                                                   0.65       03/23/2009          5,804,337
   9,124,891   MATCHPOINT MASTER TRUST++(P)                                          0.55       03/25/2009          9,121,406
   1,106,047   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028          1,106,047
   9,401,403   MONT BLANC CAPITAL CORPORATION++(P)                                   0.60       03/19/2009          9,398,426
   9,124,891   NATIXIS                                                               0.40       03/02/2009          9,124,891
     553,024   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018            553,024
   1,935,583   REGENCY MARKETS #1 LLC++(P)                                           0.50       03/06/2009          1,935,422
   7,189,308   REGENCY MARKETS #1 LLC++(P)                                           0.55       03/09/2009          7,188,320
   2,765,119   ROMULUS FUNDING CORPORATION++(P)                                      0.85       03/26/2009          2,763,421
   9,677,915   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009          9,677,915
   9,677,915   SALISBURY RECEIVABLES COMPANY++(P)                                    0.55       03/03/2009          9,677,471
   3,318,142   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009          3,318,142
   6,083,261   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009          6,083,261
   8,295,356   STARBIRD FUNDING CORPORATION++(P)                                     0.75       03/11/2009          8,293,455
   6,912,796   SURREY FUNDING CORPORATION++(P)                                       0.62       03/09/2009          6,911,725
   9,401,403   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)               0.70       03/16/2009          9,398,478
   8,295,356   TULIP FUNDING CORPORATION++(P)                                        0.67       03/16/2009          8,292,885
   9,677,915   UBS AG STAMFORD CT                                                    0.51       03/23/2009          9,677,977
   9,677,915   UNICREDITO ITALIANO NY                                                0.57       03/03/2009          9,677,923
   3,871,166   VERSAILLES CP LLC++(P)                                                0.70       03/04/2009          3,870,865
   6,439,957   VICTORIA FINANCE LLC+/-++####(A)(I)                                   0.41       08/07/2008          3,219,978
   6,406,538   VICTORIA FINANCE LLC+/-++####(A)(I)                                   0.52       05/02/2008          3,203,269
  10,185,657   VICTORIA FINANCE LLC+/-++####(A)(I)                                   1.26       04/03/2008          5,092,828

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

                                                                                   INTEREST
  PRINCIPAL                                                                          RATE     MATURITY DATE        VALUE
------------                                                                       --------   -------------   ---------------
$  9,677,915   WINDMILL FUNDING CORPORATION++(P)                                     0.55%      03/24/2009    $     9,674,361
                                                                                                                  372,904,093
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $483,210,880)                                                       471,342,313
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 11.96%
 218,775,653   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      218,775,653
                                                                                                              ---------------

PRINCIPAL
------------
US TREASURY BILLS: 0.27%
$  2,700,000   US TREASURY BILL###                                                   0.03       03/26/2009          2,699,853
   2,300,000   US TREASURY BILL###                                                   0.03       03/26/2009          2,299,875
                                                                                                                    4,999,728
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $223,775,567)                                                                  223,775,381
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,748,273,328)*                                                 147.41%                             $ 2,758,982,891
OTHER ASSETS AND LIABILITIES, NET                                         (47.41)                                (887,339,699)
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $ 1,871,643,192
                                                                          ------                              ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $218,775,653.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(P)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
CORPORATE BONDS & NOTES: 75.50%
AMUSEMENT & RECREATION SERVICES: 0.66%
$    965,000   MASHANTUCKET WESTERN PEQUOT TRIBE++                                   8.50%      11/15/2015    $       318,450
   2,320,000   SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                            9.38       06/15/2015          1,357,200
   1,222,000   TOWN SPORTS INTERNATIONAL INCORPORATED                               11.00       02/01/2014            647,660
                                                                                                                    2,323,310
                                                                                                              ---------------
APPAREL & ACCESSORY STORES: 0.77%
   2,915,000   WARNACO INCORPORATED                                                  8.88       06/15/2013          2,681,800
                                                                                                              ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.14%
   1,785,000   TRW AUTOMOTIVE INCORPORATED++                                         7.25       03/15/2017            499,800
                                                                                                              ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.67%
   2,500,000   SUBURBAN PROPANE PARTNERS                                             6.88       12/15/2013          2,350,000
                                                                                                              ---------------
BUSINESS SERVICES: 3.23%
     350,000   AFFINITY GROUP INCORPORATED                                           9.00       02/15/2012            192,500
      52,719   AFFINITY GROUP INCORPORATED                                          10.88       02/15/2012             23,460
   2,456,220   COSO GEOTHERMAL POWER HOLDINGS++                                      7.00       07/15/2026          1,922,238
   3,295,000   DELUXE CORPORATION                                                    7.38       06/01/2015          2,092,325
     555,000   FIRST DATA CORPORATION                                                9.88       09/24/2015            305,250
   2,710,000   LAMAR MEDIA CORPORATION SERIES C                                      6.63       08/15/2015          1,693,750
   1,490,000   RAINBOW NATIONAL SERVICES LLC++                                      10.38       09/01/2014          1,525,388
   3,200,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                       6.80       10/01/2016          1,760,000
   2,100,000   SUNGARD DATA SYSTEMS INCORPORATED                                     9.13       08/15/2013          1,785,000
                                                                                                                   11,299,911
                                                                                                              ---------------
CASINO & GAMING: 2.97%
   1,980,000  MGM MIRAGE INCORPORATED<<                                              7.63       01/15/2017            792,000
     200,000  MTR GAMING GROUP INCORPORATED SERIES B                                 9.00       06/01/2012             94,000
   2,050,000  PENN NATIONAL GAMING INCORPORATED                                      6.75       03/01/2015          1,701,500
     605,000  PENN NATIONAL GAMING INCORPORATED<<                                    6.88       12/01/2011            580,800
   2,322,000  POKAGON GAMING AUTHORITY++                                            10.38       06/15/2014          2,043,360
   1,850,000  TUNICA-BILOXI GAMING AU++                                              9.00       11/15/2015          1,480,000
   2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                               9.13       12/15/2010          1,730,200
   1,350,000  TURNING STONE CASINO RESORT ENTERPRISE++                               9.13       09/15/2014            911,250
   1,460,000  WATERFORD GAMING LLC++                                                 8.63       09/15/2014          1,051,200
                                                                                                                   10,384,310
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 0.61%
     250,000   MOSAIC COMPANY++                                                      7.38       12/01/2014            243,125
   1,960,000   MOSAIC COMPANY++                                                      7.63       12/01/2016          1,881,600
                                                                                                                    2,124,725
                                                                                                              ---------------
COAL MINING: 2.45%
   3,145,000   FOUNDATION PA COAL COMPANY                                            7.25       08/01/2014          2,838,363
   3,770,000   MASSEY ENERGY COMPANY                                                 6.88       12/15/2013          3,317,600
   2,675,000   PEABODY ENERGY CORPORATION<<                                          5.88       04/15/2016          2,394,125
                                                                                                                    8,550,088
                                                                                                              ---------------
COMMUNICATIONS: 15.35%
   2,805,000   AMERICAN TOWER CORPORATION++                                          7.00       10/15/2017          2,748,900
   2,300,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION<<         10.25       09/15/2010          1,851,500
   2,250,000   CINCINNATI BELL INCORPORATED                                          8.38       01/15/2014          2,058,750
   1,840,000   CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013          1,674,400
   2,705,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011          2,759,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COMMUNICATIONS (continued)
$    650,000   CRICKET COMMUNICATIONS INCORPORATED                                   9.38%      11/01/2014    $       593,125
     470,000   CSC HOLDINGS INCORPORATED++                                           8.50       04/15/2014            451,200
   4,345,000   CSC HOLDINGS INCORPORATED++                                           8.50       06/15/2015          4,149,475
     940,000   CSC HOLDINGS INCORPORATED++                                           8.63       02/15/2019            874,200
   2,475,000   DIRECTV HOLDINGS LLC                                                  7.63       05/15/2016          2,376,000
     800,000   DIRECTV HOLDINGS/FINANCE                                              8.38       03/15/2013            808,000
     350,000   ECHOSTAR DBS CORPORATION                                              7.13       02/01/2016            315,875
   2,900,000   ECHOSTAR DBS CORPORATION                                              7.75       05/31/2015          2,675,250
   3,380,000   EMBARQ CORPORATION                                                    7.08       06/01/2016          3,042,000
     300,000   FISHER COMMUNICATIONS INCORPORATED                                    8.63       09/15/2014            255,750
   4,265,000   L-3 COMMUNICATIONS CORPORATION                                        6.38       10/15/2015          4,030,425
   3,360,000   MEDIACOM BROADBAND LLC                                                8.50       10/15/2015          2,847,600
   2,000,000   METROPCS WIRELESS INCORPORATED++                                      9.25       11/01/2014          1,880,000
     825,000   METROPCS WIRELESS INCORPORATED<<                                      9.25       11/01/2014            779,625
   2,355,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                           7.38       08/01/2015          1,083,300
   2,255,000   NIELSEN FINANCE LLC COMPANY++                                        11.63       02/01/2014          1,950,575
   2,000,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                       7.50       02/15/2014          1,695,000
   5,035,000   QWEST CORPORATION                                                     7.50       10/01/2014          4,474,856
     480,000   QWEST CORPORATION                                                     7.63       06/15/2015            428,400
   3,430,000   SPRINT NEXTEL CORPORATION                                             6.00       12/01/2016          2,229,500
   3,300,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                9.25       02/15/2014          3,126,750
     980,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                  7.75       02/15/2015            960,400
   1,630,000   WINDSTREAM CORPORATION                                                8.63       08/01/2016          1,564,800
                                                                                                                   53,684,756
                                                                                                              ---------------
EATING & DRINKING PLACES: 1.28%
   4,105,000   ARAMARK CORPORATION<<                                                 8.50       02/01/2015          3,735,550
   1,400,000   O'CHARLEYS INCORPORATED                                               9.00       11/01/2013            728,000
                                                                                                                    4,463,550
                                                                                                              ---------------
EDUCATIONAL SERVICES: 0.40%
   1,500,000   EDUCATION MANAGEMENT LLC<<                                           10.25       06/01/2016          1,402,500
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 7.40%
   1,045,000   ALLIED WASTE NORTH AMERICA INCORPORATED                               6.88       06/01/2017            992,750
   1,000,000   ALLIED WASTE NORTH AMERICA INCORPORATED                               7.25       03/15/2015            975,000
     940,000   CHESAPEAKE ENERGY CORPORATION                                         9.50       02/15/2015            874,200
   2,680,000   EDISON MISSION ENERGY<<                                               7.75       06/15/2016          2,438,800
   2,735,000   ENERGY FUTURE HOLDINGS<<                                             10.88       11/01/2017          1,558,950
   4,020,000   INERGY LP/INERGY FINANCE CORPORATION                                  6.88       12/15/2014          3,698,400
   3,450,000   IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016          3,174,000
   2,950,000   MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013          2,699,250
   3,935,000   NRG ENERGY INCORPORATED                                               7.38       02/01/2016          3,630,038
   2,010,000   QUICKSILVER RESOURCES INCORPORATED                                    8.25       08/01/2015          1,638,150
   3,550,000   SIERRA PACIFIC RESOURCES                                              6.75       08/15/2017          2,800,347
   2,775,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B             10.25       11/01/2015          1,401,375
                                                                                                                   25,881,260
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.65%
   2,615,000   HEXCEL CORPORATION                                                    6.75       02/01/2015          2,288,125
                                                                                                              ---------------
ENERGY: 0.25%
   1,000,000   WHITE PINE HYDRO PORTFOLIO++                                          7.26       07/20/2015            883,486
                                                                                                              ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.94%
   3,465,000   US ONCOLOGY INCORPORATED                                              9.00       08/15/2012          3,283,088
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.34%
   2,700,000   CONSTELLATION BRANDS INCORPORATED                                     7.25       09/01/2016          2,544,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FOOD & KINDRED PRODUCTS (continued)
$  1,329,852   PARMALAT BAKERY SERIES A2++(I)                                        5.00%      07/09/2012    $     1,063,881
   1,329,852   PARMALAT DAIRY SERIES A1++(I)                                         5.00       07/09/2010          1,063,881
                                                                                                                    4,672,512
                                                                                                              ---------------
HEALTH SERVICES: 5.04%
   3,590,000   ALLIANCE IMAGING INCORPORATED SERIES B                                7.25       12/15/2012          3,356,650
   3,385,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI<<                     8.88       07/15/2015          3,203,056
   3,295,000   DAVITA INCORPORATED<<                                                 7.25       03/15/2015          3,196,150
   3,020,000   HCA INCORPORATED                                                      9.25       11/15/2016          2,763,300
   3,360,000   HCA INCORPORATED                                                      9.63       11/15/2016          2,805,600
   2,710,000   TENET HEALTHCARE CORPORATION                                          7.38       02/01/2013          2,289,950
                                                                                                                   17,614,706
                                                                                                              ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.81%
   2,430,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED                              9.25       03/01/2015          2,381,400
     755,000   SHERIDAN ACQUISITION CORPORATION                                     10.25       08/15/2011            445,450
                                                                                                                    2,826,850
                                                                                                              ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.02%
      75,000   IKON OFFICE SOLUTIONS INCORPORATED                                    6.75       12/01/2025             73,500
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.13%
   2,050,000   SPX CORPORATION++                                                     7.63       12/15/2014          1,901,375
   2,550,000   TEREX CORPORATION                                                     8.00       11/15/2017          2,052,750
                                                                                                                    3,954,125
                                                                                                              ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.92%
   3,225,000   CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013          3,087,938
     130,000   CORRECTIONS CORPORATION OF AMERICA                                    6.75       01/31/2014            126,100
                                                                                                                    3,214,038
                                                                                                              ---------------
LEGAL SERVICES: 0.81%
   2,850,000   FTI CONSULTING INCORPORATED                                           7.75       10/01/2016          2,814,375
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.45%
   1,660,000   INVACARE CORPORATION                                                  9.75       02/15/2015          1,560,400
                                                                                                              ---------------
METAL MINING: 0.90%
     150,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.25       04/01/2015            133,500
   3,160,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED<<                         8.38       04/01/2017          2,725,500
   2,020,000   NORANDA ALUMINUM HOLDING CORPORATION+/-                               8.35       11/15/2014            303,000
                                                                                                                    3,162,000
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.79%
   2,410,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                               8.50       01/15/2013          1,976,200
   1,735,000   CLARKE AMERICAN CORPORATION                                           9.50       05/15/2015            780,750
                                                                                                                    2,756,950
                                                                                                              ---------------
MOTION PICTURES: 0.83%
   2,980,000   AMC ENTERTAINMENT INCORPORATED SERIES B                               8.63       08/15/2012          2,875,700
     602,000   MUZAK FINANCE CORPORATION LLC####(I)                                 13.00       03/15/2010             30,100
                                                                                                                    2,905,800
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.95%
$  1,830,000   FORD MOTOR CREDIT COMPANY LLC                                         7.00%      10/01/2013    $       901,341
   4,400,000   FORD MOTOR CREDIT COMPANY LLC                                         7.80       06/01/2012          2,384,897
   1,695,000   FORD MOTOR CREDIT COMPANY LLC                                         8.00       12/15/2016            798,447
     940,000   FRESENIUS US FINANCE II INCORPORATED++                                9.00       07/15/2015            977,600
   2,870,000   GMAC LLC++                                                            6.00       12/15/2011          1,681,533
   1,595,000   GMAC LLC++                                                            6.75       12/01/2014            774,500
   3,000,000   GMAC LLC++                                                            6.88       09/15/2011          1,952,994
   1,875,000   GMAC LLC++                                                            8.00       11/01/2031            841,725
                                                                                                                   10,313,037
                                                                                                              ---------------
OIL & GAS EXTRACTION: 8.08%
   3,450,000   CHESAPEAKE ENERGY CORPORATION<<                                       6.38       06/15/2015          2,820,375
     650,000   CHESAPEAKE ENERGY CORPORATION<<                                       6.88       11/15/2020            507,000
   3,235,000   COMPLETE PRODUCTION SERVICES INCORPORATED                             8.00       12/15/2016          2,187,669
     470,000   DENBURY RESOURCES INCORPORATED                                        9.75       03/01/2016            441,800
   3,500,000   EL PASO CORPORATION<<                                                 6.75       05/15/2009          3,496,983
   2,550,000   FOREST OIL CORPORATION                                                7.25       06/15/2019          2,040,000
   2,975,000   HILCORP ENERGY++                                                      7.75       11/01/2015          2,275,875
   4,855,000   KEY ENERGY SERVICES INCORPORATED                                      8.38       12/01/2014          3,155,750
   1,650,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                          6.13       08/15/2015          1,467,401
   3,660,000   PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014          3,641,700
     425,000   RANGE RESOURCES CORPORATION                                           7.25       05/01/2018            384,625
   3,225,000   RANGE RESOURCES CORPORATION                                           7.50       05/15/2016          2,983,125
   3,015,000   SOUTHWESTERN ENERGY COMPANY++<<                                       7.50       02/01/2018          2,849,175
                                                                                                                   28,251,478
                                                                                                              ---------------
PAPER & ALLIED PRODUCTS: 2.77%
   2,135,000   APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014            469,700
   3,200,000   DOMTAR CORPORATION                                                    7.13       08/15/2015          2,176,000
   2,220,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                               8.50       10/15/2012          1,720,500
   2,485,000   P.H. GLATFELTER COMPANY                                               7.13       05/01/2016          2,087,400
   2,185,000   ROCKTENN COMPANY                                                      8.20       08/15/2011          2,185,000
     425,000   ROCKTENN COMPANY++                                                    9.25       03/15/2016            422,875
   1,685,000   VERSO PAPER HOLDINGS LLC<<                                            9.13       08/01/2014            631,875
                                                                                                                    9,693,350
                                                                                                              ---------------
PERSONAL SERVICES: 0.97%
     200,000   SERVICE CORPORATION INTERNATIONAL                                     7.50       04/01/2027            155,000
     100,000   SERVICE CORPORATION INTERNATIONAL                                     7.63       10/01/2018             92,000
   3,465,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017          3,153,150
                                                                                                                    3,400,150
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.67%
   2,700,000   PETROHAWK ENERGY CORPORATION++                                        7.88       06/01/2015          2,322,000
   5,250,000   SANDRIDGE ENERGY INCORPORATED                                         8.63       04/01/2015          3,504,375
                                                                                                                    5,826,375
                                                                                                              ---------------
PIPELINES: 1.34%
     845,000   DYNEGY HOLDINGS INCORPORATED                                          7.75       06/01/2019            511,225
   2,890,000   DYNEGY HOLDINGS INCORPORATED                                          8.38       05/01/2016          1,835,150
   2,505,000   WILLIAMS COMPANIES INCORPORATED                                       7.63       07/15/2019          2,342,175
                                                                                                                    4,688,550
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 1.34%
   2,510,000   BELDEN CDT INCORPORATED                                               7.00       03/15/2017          1,970,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
PRIMARY METAL INDUSTRIES (continued)
$  3,545,000   STEEL DYNAMICS INCORPORATED++                                         7.75%      04/15/2016    $     2,729,650
                                                                                                                    4,700,000
                                                                                                              ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.06%
   2,840,000   IDEARC INCORPORATED                                                   8.00       11/15/2016             42,600
     425,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##                        23.98       08/01/2016            165,750
                                                                                                                      208,350
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.32%
   2,110,000   ROUSE COMPANY LP++                                                    6.75       05/01/2013            633,000
   4,715,000   VENTAS REALTY LP                                                      6.75       04/01/2017          3,984,175
                                                                                                                    4,617,175
                                                                                                              ---------------
RENTAL AUTO/EQUIPMENT: 0.33%
   2,630,000   AVIS BUDGET CAR RENTAL LLC<<                                          7.75       05/15/2016            526,000
   1,315,000   HERTZ CORPORATION                                                     8.88       01/01/2014            644,350
                                                                                                                    1,170,350
                                                                                                              ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.63%
   1,000,000   GOODYEAR TIRE & RUBBER COMPANY+/-                                     6.32       12/01/2009            941,250
   1,654,000   GOODYEAR TIRE & RUBBER COMPANY<<                                      9.00       07/01/2015          1,248,770
                                                                                                                    2,190,020
                                                                                                              ---------------
SOCIAL SERVICES: 0.02%
      75,000   SERVICE CORPORATION INTERNATIONAL                                     7.88       02/01/2013             72,938
                                                                                                              ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.22%
   3,610,000   CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023          3,239,975
     525,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013            530,250
   4,160,000   OWENS-ILLINOIS INCORPORATED<<                                         7.80       05/15/2018          3,993,600
                                                                                                                    7,763,825
                                                                                                              ---------------
TEXTILE MILL PRODUCTS: 0.82%
   2,190,000   INTERFACE INCORPORATED                                                9.50       02/01/2014          1,576,800
   2,095,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88       09/15/2013          1,298,900
                                                                                                                    2,875,700
                                                                                                              ---------------
TRANSPORTATION EQUIPMENT: 0.17%
   3,510,000   LEAR CORPORATION SERIES B                                             8.75       12/01/2016            596,700
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $317,084,471)                                                                 264,023,963
                                                                                                              ---------------
FOREIGN CORPORATE BONDS: 3.69%
   3,000,000   FMC FINANCE III SA                                                    6.88       07/15/2017          2,947,500
   3,090,000   INEOS GROUP HOLDINGS PLC++                                            8.50       02/15/2016            185,400
   1,545,000   INTELSAT (BERMUDA) LIMITED                                            9.25       06/15/2016          1,282,350
   6,730,000   INTELSAT (BERMUDA) LIMITED                                           11.25       06/15/2016          6,343,025
      25,000   VIDEOTRON LIMITED                                                     6.38       12/15/2015             22,500
     365,000   VIDEOTRON LIMITED                                                     6.88       01/15/2014            341,275
   1,760,000   VIDEOTRON LIMITED++                                                   9.13       04/15/2018          1,777,600
TOTAL FOREIGN CORPORATE BONDS (COST $16,596,401)                                                                   12,899,650
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FOREIGN GOVERNMENT BONDS: 0.81%
$  1,815,000   INMARSAT FINANCE PLC                                                 10.38%      11/15/2012    $     1,851,300
   1,000,000   VIDEOTRON LTEE++                                                      9.13       04/15/2018            986,250
TOTAL FOREIGN GOVERNMENT BONDS (COST $2,599,757)                                                                    2,837,550
                                                                                                              ---------------
TERM LOANS: 5.74%
   1,086,914   CALPINE CORPORATION DIP TERM LOAN B                                   4.34       03/29/2009            782,578
     148,492   CROWN CASTLE OPERATING COMPANY TERM LOAN                              5.38       03/06/2014            129,622
   2,315,672   EDUCATION MANAGEMENT LLC TERM LOAN                                    3.25       06/04/2013          1,966,677
   1,730,790   GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B                      3.64       12/20/2012          1,491,301
     965,574   GEORGIA-PACIFIC TERM LOAN B2                                          3.23       12/20/2012            831,967
   2,000,000   GRAHAM PACKAGING COMPANY LP TERM LOAN                                 3.74       10/07/2011          1,677,780
     392,000   HCA INCORPORATED SERIES B TERM LOAN                                   3.71       11/14/2013            328,872
   4,500,000   LEVI STRAUSS & COMPANY TERM LOAN                                      2.71       03/27/2014          2,534,985
   2,000,000   NALCO COMPANY TERM LOAN B                                             3.31       11/04/2010          1,914,000
     125,723   NIELSEN FINANCE LLC TERM LOAN                                         2.45       08/09/2013             98,746
     297,152   NRG ENERGY INCORPORATED TERM LOAN B1                                  2.86       02/01/2013            274,123
     146,421   NRG ENERGY INCORPORATED TERM LOAN L                                   2.66       02/02/2011            135,073
   2,109,290   QUICKSILVER RESOURCES INCORPORATED TERM LOAN                          7.75       08/08/2013          1,757,313
     738,543   SUNGARD DATA SYSTEM TERM LOAN                                         3.05       02/11/2013            615,532
   1,994,864   SUPERVALU INCORPORATED TERM LOAN                                      1.70       06/02/2012          1,762,462
     450,000   THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN                 2.14       04/30/2014            312,912
   3,990,790   WARNER MUSIC GROUP CORPORATION TERM LOAN                              3.16       02/28/2011          3,446,071
TOTAL TERM LOANS (COST $20,347,717)                                                                                20,060,014
                                                                                                              ---------------

   SHARES
------------
PREFERRED STOCKS: 0.00%
           1   ION MEDIA NETWORKS INCORPORATED(a)(i)+                                                                       0

TOTAL PREFERRED STOCKS (COST $1,688)                                                                                        0
                                                                                                              ---------------
COLLATERAL FOR SECURITIES LENDING: 8.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.69%
   1,474,923   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     1,474,923
   1,474,923   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         1,474,923
   1,474,923   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           1,474,923
   1,474,923   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                1,474,923
                                                                                                                    5,899,692
                                                                                                              ---------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.25%
$    540,805   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009            540,805
     524,417   ALPINE SECURITIZATION CORPORATION++(P)                                0.50       03/09/2009            524,352
     104,883   ANTALIS US FUNDING CORPORATION++(P)                                   0.63       03/06/2009            104,872
   2,130,445   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,130,495)             0.28       03/02/2009          2,130,445
      49,164   BANK OF IRELAND                                                       0.60       03/04/2009             49,164
     522,778   BRYANT BANK FUNDING LLC++(P)                                          0.55       03/16/2009            522,651
     557,193   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009            557,193
     573,581   CALYON NY                                                             0.49       03/19/2009            573,581
     491,641   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.52       03/10/2009            491,570
      81,940   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.54       03/09/2009             81,929
     413,777   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00       02/25/2008              6,827
     318,566   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00       05/19/2008              5,256
     163,880   CLIPPER RECEIVABLES CORPORATION++(P)                                  0.85       03/04/2009            163,865
     245,821   CLIPPER RECEIVABLES CORPORATION(P)                                    0.85       03/06/2009            245,786
      44,248   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038             44,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    524,417   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $524,431)                                                          0.32%      03/02/2009    $       524,417
     393,313   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009            393,313
     294,985   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    4.25       12/15/2037            294,985
     573,581   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009            573,581
     409,701   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009            409,796
     573,581   E.ON AG++                                                             0.60       03/23/2009            573,361
      81,940   ELYSIAN FUNDING LLC++(P)                                              0.60       03/04/2009             81,935
     491,641   ENTERPRISE FUNDING LLC++(P)                                           0.48       03/20/2009            491,510
     524,417   ERASMUS CAPITAL CORPORATION++(P)                                      0.55       03/05/2009            524,377
     196,837   FALCON ASSET SECURITIZATION CORPORATION++(P)                          0.45       03/10/2009            196,812
     524,417   GEMINI SECURITIZATION INCORPORATED++(P)                               0.58       03/10/2009            524,333
     524,417   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $524,432)               0.35       03/05/2009            524,417
      74,959   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $74,961)                0.27       03/02/2009             74,959
     327,761   GRAMPIAN FUNDING LLC++(P)                                             0.55       03/06/2009            327,731
     573,581   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009            573,289
   1,515,081   GRYPHON FUNDING LIMITED(A)(I)                                         0.00       08/23/2009            619,820
      27,040   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042             27,040
     491,641   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $491,653)            0.29       03/02/2009            491,641
      32,776   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018             32,776
      49,164   KANSAS CITY MO SPL GO+/-ss                                            1.12       04/15/2025             49,164
     180,268   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009            180,268
     365,207   KITTY HAWK FUNDING CORPORATION++(P)                                   0.45       03/25/2009            365,093
     573,581   LIBERTY STREET FUNDING CORPORATION++(P)                               0.50       03/25/2009            573,382
     327,761   LMA AMERICAS LLC(P)                                                   0.60       03/23/2009            327,635
     249,098   LMA AMERICAS LLC(P)                                                   0.65       03/23/2009            248,995
     573,581   MATCHPOINT MASTER TRUST++(P)                                          0.50       03/27/2009            573,366
      70,469   MISSISSIPPI STATE GO+/-                                               5.00       11/01/2028             70,469
     573,581   MONT BLANC CAPITAL CORPORATION++(P)                                   0.60       03/19/2009            573,400
     573,581   NATIXIS                                                               0.40       03/02/2009            573,581
      32,776   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018             32,776
     131,104   REGENCY MARKETS #1 LLC++(P)                                           0.50       03/06/2009            131,093
     449,409   REGENCY MARKETS #1 LLC++(P)                                           0.55       03/09/2009            449,347
     163,880   ROMULUS FUNDING CORPORATION++(P)                                      0.85       03/26/2009            163,780
     639,133   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009            639,133
     163,880   SALISBURY RECEIVABLES COMPANY++(P)                                    0.55       03/03/2009            163,873
     262,209   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009            262,209
     376,925   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009            376,925
     491,641   STARBIRD FUNDING CORPORATION++(P)                                     0.75       03/11/2009            491,528
     180,268   SURREY FUNDING CORPORATION++(P)                                       0.62       03/09/2009            180,240
     573,581   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)               0.70       03/16/2009            573,403
     426,089   THUNDER BAY FUNDING INCORPORATED++(P)                                 0.50       03/03/2009            426,071
     530,972   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.50       03/10/2009            530,899
     573,581   TULIP FUNDING CORPORATION++(P)                                        0.67       03/16/2009            573,411
     573,581   UBS AG STAMFORD CT                                                    0.51       03/23/2009            573,585
     573,581   UNICREDITO ITALIANO NY                                                0.57       03/03/2009            573,582
     245,821   VERSAILLES CP LLC++(P)                                                0.70       03/04/2009            245,801
     583,313   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.38       07/28/2008            291,656
     338,738   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.41       08/07/2008            169,369
     415,214   VICTORIA FINANCE LLC+++/-####(A)(I)                                   1.26       04/03/2008            207,607
     673,984   VICTORIA FINANCE LLC+++/-####(A)(I)                                   1.27       02/15/2008            336,992
     639,046   WHITE PINE FINANCE LLC+++/-####(A)(I)                                 1.22       02/22/2008            565,491
     573,581   WINDMILL FUNDING CORPORATION++(P)                                     0.55       03/24/2009            573,375
                                                                                                                   25,370,136
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,058,475)                                                         31,269,828
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

HIGH INCOME FUND

   SHARES      SECURITY NAME                                                                                       VALUE
------------   -----------------------------------------------------------------                              ---------------
SHORT-TERM INVESTMENTS: 12.48%
  43,386,059   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $    43,386,059
                                                                                                              ---------------

                                                                                   INTEREST
  PRINCIPAL                                                                          RATE     MATURITY DATE
------------                                                                       --------   -------------
US TREASURY BILLS: 0.07%

     250,000   US TREASURY BILL###                                                   0.03%      03/26/2009            249,982
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $43,636,055)                                                                    43,636,041
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $432,324,564)*                                                      107.16%                             $   374,727,046
OTHER ASSETS AND LIABILITIES, NET                                          (7.16)                                 (25,024,688)
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $   349,702,358
                                                                          ------                              ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)     ILLIQUID SECURITY.

+       NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM  SECURITY  OF AN  AFFILIATE  OF  THE  FUND  WITH  A  COST  OF
        $43,386,059.

#       SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(P)     ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY NOTES - INTEREST BEARING: 4.69%
$ 10,000,000   FHLB<<                                                                3.63%      10/18/2013    $    10,343,320
   5,000,000   FHLMC<<                                                               4.75       01/18/2011          5,294,795
TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,962,337)                                                           15,638,115
                                                                                                              ---------------
AGENCY SECURITIES: 6.33%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.39%
     305,000   FHLMC<<                                                               5.25       07/18/2011            330,551
          10   FHLMC #160089                                                        10.75       09/01/2009                 10
       7,994   FHLMC #170151                                                        10.50       01/01/2016              8,992
       8,784   FHLMC #1B0123+/-                                                      5.28       09/01/2031              8,943
       6,419   FHLMC #1B0128+/-                                                      5.28       09/01/2031              6,534
       2,863   FHLMC #255531                                                        10.25       07/01/2009              2,917
       2,306   FHLMC #360016                                                        10.50       11/01/2017              2,611
       2,850   FHLMC #360056                                                        10.50       02/01/2019              3,300
       1,729   FHLMC #360057                                                        10.50       03/01/2019              2,009
       2,032   FHLMC #360059                                                        10.50       04/01/2019              2,354
       1,162   FHLMC #360061                                                        10.50       05/01/2019              1,348
      20,020   FHLMC #360063                                                        10.50       06/01/2019             23,088
       3,448   FHLMC #360065                                                        10.50       07/01/2019              3,982
     550,549   FHLMC #555316                                                         9.00       06/01/2019            602,759
     372,975   FHLMC #555408                                                        10.50       08/01/2018            421,697
     446,703   FHLMC #555500                                                         8.50       09/01/2017            480,147
     666,081   FHLMC #555514                                                         9.00       10/01/2019            744,394
      16,416   FHLMC #786823+/-                                                      5.24       07/01/2029             16,549
     107,421   FHLMC #789272+/-                                                      5.35       04/01/2032            109,389
     325,311   FHLMC #865496+/-                                                      5.82       05/01/2026            333,070
     406,247   FHLMC #A01734                                                         9.00       08/01/2018            448,146
     662,606   FHLMC #G01126                                                         9.50       12/01/2022            741,029
      77,669   FHLMC #G10747                                                         7.50       10/01/2012             81,125
     114,335   FHLMC #G11150                                                         7.50       12/01/2011            118,556
      14,623   FHLMC #G11345                                                         7.50       12/01/2011             15,218
      35,222   FHLMC #G11391                                                         7.50       06/01/2012             36,755
      85,471   FHLMC #G90023                                                         7.00       11/17/2013             89,314
                                                                                                                    4,634,787
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.17%
   5,350,000   FNMA<<                                                                6.63       09/15/2009          5,510,350
       3,983   FNMA #100001                                                          9.00       02/15/2020              4,357
     747,700   FNMA #100042                                                         11.00       10/15/2020            856,868
      52,206   FNMA #100202                                                          9.50       02/15/2011             53,682
     131,728   FNMA #100255                                                          8.33       07/15/2020            144,497
     421,508   FNMA #190075                                                          8.50       02/01/2023            452,076
     328,780   FNMA #302507                                                          9.00       11/01/2024            366,301
      47,514   FNMA #313617                                                          8.00       09/01/2023             50,499
     765,706   FNMA #323582                                                          8.00       04/01/2017            812,033
      17,297   FNMA #392645                                                          8.00       12/01/2013             18,274
     426,895   FNMA #426828                                                          8.00       09/01/2019            459,955
     239,525   FNMA #426832                                                          8.50       07/01/2018            258,575
     282,831   FNMA #545131                                                          8.00       03/01/2013            284,606
      49,136   FNMA #545157                                                          8.50       11/01/2012             49,470
     222,599   FNMA #545460+/-                                                       5.03       11/01/2031            224,161
   1,532,517   FNMA #598559                                                          6.50       08/01/2031          1,620,337
     143,645   FNMA #70801                                                          12.00       03/01/2017            167,680
   2,471,536   FNMA #712107                                                          6.00       03/01/2033          2,570,508
                                                                                                                   13,904,229
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.77%
      91,271   GNMA #780029                                                            9.00     11/15/2024             98,644

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$  1,406,656   GNMA #780110<<                                                       12.50%      04/15/2019    $     1,538,645
       6,107   GNMA #780134                                                          8.50       05/15/2010              6,149
     258,623   GNMA #780267                                                          9.00       11/15/2017            281,527
     123,126   GNMA #780288<<                                                        8.00       12/15/2023            134,089
     415,392   GNMA #781311<<                                                        7.50       02/15/2013            425,645
      52,149   GNMA #781540<<                                                        7.00       05/15/2013             54,531
      17,211   GNMA #927                                                            10.00       02/20/2018             19,162
                                                                                                                    2,558,392
                                                                                                              ---------------
SMALL BUSINESS ADMINISTRATION: 0.00%
     213,101   SBA #0191(C)(I)                                                       3.11       07/30/2018              6,060
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $21,894,679)                                                                         21,103,468
                                                                                                              ---------------
ASSET BACKED SECURITIES: 8.37%
   2,250,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-              0.66       09/15/2011          2,146,725
   3,900,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    0.78       03/15/2012          3,754,381
     540,637   BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                    0.65       11/16/2009            536,268
   2,150,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-       1.16       07/15/2010          1,967,311
   1,363,799   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
               2003-5 CLASS 2M1+/-                                                   1.07       05/25/2033            474,195
   1,600,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                       0.72       01/15/2015          1,440,538
   2,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A3 CLASS A3+/-        1.23       07/25/2011          1,978,053
   2,950,802   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)(I)       0.53       07/15/2027                922
   3,419,799   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(I)      7.23       07/16/2028              1,069
     276,256   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           0.75       02/15/2034            111,528
     788,343   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          0.76       12/15/2033            470,626
     302,881   DAIMLER AUTO TRUST SERIES 2006-A CLASS A3                             5.00       05/08/2010            302,330
   1,818,011   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                            3.81       07/08/2011          1,764,542
  27,811,543   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)++(I)               0.83       09/29/2031            556,231
   1,500,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-             1.21       11/15/2012          1,462,814
   2,545,989   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     1.97       02/25/2034          1,320,557
   1,735,828   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                             0.57       12/25/2031            643,900
     118,001   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS
               AII+/-                                                                0.94       03/25/2032             83,012
   2,609,303   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
               M1+/-                                                                 1.60       10/25/2033          1,789,042
   2,398,612   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
               M1+/-                                                                 1.90       04/25/2033          1,382,952
   4,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++         1.40       01/23/2011          3,530,400
   2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++         1.72       06/23/2012          2,184,000
TOTAL ASSET BACKED SECURITIES (COST $39,101,188)                                                                   27,901,396
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.86%
   4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        1.15       10/25/2033          2,307,765
  37,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
               CLASS XP+/-(C)++                                                      1.53       05/11/2035            725,622
     125,218   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-        5.42       10/20/2032            121,074
     499,991   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                1.12       03/25/2034            237,983
   3,060,779   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.24       12/25/2035          2,500,568
     211,312   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
               CLASS AA+/-                                                           0.80       12/25/2034            148,164
     540,736   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
               2001-HYB1 CLASS 2A1+/-                                                4.38       06/19/2031            540,304
     175,230   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
               CLASS 3A1+/-                                                          3.63       09/25/2034             95,541
     494,242   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
               2006-HYB1 CLASS 2A2A+/-                                               5.53       03/20/2036            412,027
     453,054   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                     8.45       09/20/2019            453,079
   1,094,145   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              1.08       09/25/2033            633,866
      82,024   FHLMC SERIES 2198 CLASS SC+/-                                         9.00       06/15/2028             83,749
     879,535   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50       02/25/2042            965,290
      44,728   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-     5.59       07/25/2043             43,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,517,196   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-     5.62%      10/25/2043    $     1,469,104
     187,603   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50       11/25/2031            206,011
   1,343,884   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                           9.50       05/25/2042          1,475,753
     333,024   FNMA SERIES 1989-29 CLASS Z                                          10.00       06/25/2019            368,900
     281,509   FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019            307,305
     190,700   FNMA SERIES 2003-W19 CLASS 1A4                                        4.78       11/25/2033            190,457
     562,452   FNMA SERIES G95-2 CLASS IO+/-(C)(I)                                  10.00       05/25/2020             95,992
      72,407   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.96       06/25/2033             72,317
   2,609,918   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.64       08/25/2042          2,643,561
     242,054   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          10.20       10/25/2042            268,318
   1,843,181   GNMA SERIES 2007-69 CLASS TA+/-                                       4.84       06/16/2031          1,872,191
     150,327   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
               1998-GN1 CLASS M2(I)                                                  8.02       02/25/2027            142,830
     741,240   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                  8.00       09/19/2027            793,067
   2,351,129   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                0.87       06/25/2034          1,743,063
   1,685,347   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                5.71       06/25/2034            994,595
   1,660,027   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++             0.82       01/25/2036          1,414,079
   2,132,781   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++             0.87       04/25/2036          1,808,484
     428,488   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    4.21       04/25/2032            272,525
   1,164,280   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                   4.89       04/25/2035          1,064,900
   1,789,939   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035          1,544,731
      97,968   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                   5.37       08/25/2035             87,909
   1,447,583   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
               1A1+/-++                                                              4.94       09/28/2044            967,348
      29,156   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                     6.19       10/25/2032             24,438
   8,605,082   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-(C)++              0.99       11/15/2031            299,341
   2,787,973   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-      5.08       02/25/2035          1,290,367
   5,713,018   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                    1.85       09/10/2035          2,285,207
      45,870   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A##      11.93       10/23/2017             40,489
   2,448,933   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
               A+/-++                                                                8.44       07/15/2027          2,442,115
      11,346   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
               CLASS BO##(I)                                                         0.24       06/25/2023             11,149
     114,853   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   0.95       12/25/2034             66,029
     142,287   USGI FHA PROJECT LOAN                                                 7.44       11/24/2019            139,441
     273,393   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.14       08/25/2032            248,462
     273,393   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.14       08/25/2032            236,936
      72,411   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)             5.98       12/28/2037             57,414
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $47,716,100)                                                       36,213,210
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 31.55%
AMUSEMENT & RECREATION SERVICES: 0.18%
     600,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   3.77       12/01/2010            600,000
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 1.76%
   1,750,000   CLOROX COMPANY                                                        4.20       01/15/2010          1,760,796
   2,000,000   CLOROX COMPANY                                                        5.00       03/01/2013          2,004,290
   2,000,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.85       05/15/2013          2,097,276
                                                                                                                    5,862,362
                                                                                                              ---------------
COMMUNICATIONS: 5.85%
   2,500,000   AMERITECH CAPITAL FUNDING CORPORATION                                 6.25       05/18/2009          2,515,030
   2,000,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011          2,040,000
   3,000,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38       03/15/2013          3,200,265
   1,750,000   COX COMMUNICATIONS INCORPORATED                                       7.88       08/15/2009          1,777,057
   2,000,000   SPRINT CAPITAL CORPORATION<<                                          6.38       05/01/2009          1,995,000
   2,000,000   TIME WARNER CABLE INCORPORATED                                        5.40       07/02/2012          1,924,186
   2,000,000   VERIZON COMMUNICATIONS INCORPORATED                                   5.25       04/15/2013          2,030,446
   1,000,000   VERIZON WIRELESS++                                                    7.38       11/15/2013          1,061,051
   1,000,000   VERIZON WIRELESS CAPITAL LLC<<++                                      5.25       02/01/2012            985,784

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COMMUNICATIONS (continued)
$  2,000,000   VIACOM INCORPORATED+/-                                                2.27%      06/16/2009    $     1,980,032
                                                                                                                   19,508,851
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 2.25%
   2,000,000   HUNTINGTON CAPITAL TRUST I+/-                                         1.87       02/01/2027            899,824
   2,000,000   INDEPENDENCE COMMUNITY BANK CORPORATION+/-                            3.59       06/20/2013          1,611,600
   3,000,000   ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                            1.70       10/09/2009          2,935,533
   2,085,000   NATIONAL CITY BANK SERIES MTN                                         4.50       03/15/2010          2,071,721
                                                                                                                    7,518,678
                                                                                                              ---------------
EATING & DRINKING PLACES: 1.30%
   2,000,000   COCA COLA ENTERPRISES INCORPORATED                                    7.38       03/03/2014          2,250,694
   1,963,000   YUM! BRANDS INCORPORATED                                              8.88       04/15/2011          2,090,467
                                                                                                                    4,341,161
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.35%
   2,000,000   ALLIED WASTE NORTH AMERICA                                            6.50       11/15/2010          1,990,000
   2,000,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES U                      7.00       03/01/2014          2,064,670
   2,500,000   ENTERGY GULF STATES INCORPORATED                                      5.12       08/01/2010          2,447,455
   2,000,000   INDIANA MICHIGAN POWER COMPANY                                        6.38       11/01/2012          2,008,758
   2,000,000   NEVADA POWER COMPANY                                                  6.50       04/15/2012          2,022,996
     624,352   SALTON SEA FUNDING CORPORATION SERIES C                               7.84       05/30/2010            639,736
                                                                                                                   11,173,615
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.90%
   1,275,000   HEWLETT-PACKARD COMPANY                                               4.75       06/02/2014          1,268,496
   2,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                 2.25       06/15/2010          1,737,404
                                                                                                                    3,005,900
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.26%
   1,125,000   HJ HEINZ COMPANY++                                                   15.59       12/01/2011          1,248,041
   2,797,000   KRAFT FOODS INCORPORATED                                              6.25       06/01/2012          2,959,025
                                                                                                                    4,207,066
                                                                                                              ---------------
FOOD STORES: 0.63%
   2,000,000   KROGER COMPANY                                                        6.20       06/15/2012          2,083,970
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 0.61%
   1,000,000   JCPENNEY COMPANY INCORPORATED                                         8.00       03/01/2010            992,660
   1,000,000   TARGET CORPORATION<<                                                  5.13       01/15/2013          1,031,482
                                                                                                                    2,024,142
                                                                                                              ---------------
HEALTH SERVICES: 0.61%
   2,000,000   ROCHE HOLDINGS INCORPORATED<<++                                       4.50       03/01/2012          2,032,872
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.19%
     650,000   CASE NEW HOLLAND INCORPORATED                                         6.00       06/01/2009            643,500
                                                                                                              ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.60%
   2,000,000   NEW YORK LIFE GLOBAL FUNDING++                                        5.25       10/16/2012          1,995,556
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

INSURANCE CARRIERS: 1.17%
   2,000,000   PRICOA GLOBAL FUNDING I++                                             5.40       10/18/2012          1,960,998

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
INSURANCE CARRIERS (continued)
$  2,000,000   UNITEDHEALTH GROUP INCORPORATED                                       4.88%      02/15/2013    $     1,944,968
                                                                                                                    3,905,966
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.37%
   1,240,000   XEROX CORPORATION                                                     6.88       08/15/2011          1,228,637
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 0.95%
   2,073,062   CVS CAREMARK CORPORATION++                                            7.77       01/10/2012          2,131,968
   1,000,000   STAPLES INCORPORATED                                                  9.75       01/15/2014          1,049,166
                                                                                                                    3,181,134
                                                                                                              ---------------
MOTION PICTURES: 0.63%
   2,000,000   HISTORIC TW INCORPORATED                                              9.13       01/15/2013          2,090,936
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.07%
   2,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    1.63       02/05/2010          1,953,260
   2,000,000   CME GROUP INCORPORATED                                                5.40       08/01/2013          1,992,622
   1,350,000   COUNTRYWIDE HOME LOANS INCORPORATED                                   5.63       07/15/2009          1,348,870
   3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.25       10/19/2012          2,945,535
   2,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                1.52       07/29/2009          2,002,058
                                                                                                                   10,242,345
                                                                                                              ---------------
OIL & GAS EXTRACTION: 0.61%
   2,010,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                             7.50       02/01/2011          2,041,211
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.60%
   2,000,000   VALERO ENERGY CORPORATION                                             3.50       04/01/2009          1,996,130
                                                                                                              ---------------
PIPELINES: 0.53%
   1,800,000   PLAINS ALL AMERICAN PIPELINE LP                                       4.75       08/15/2009          1,769,508
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.09%
   2,500,000   EQUITY ONE INCORPORATED                                               3.88       04/15/2009          2,480,188
   1,499,000   HRPT PROPERTIES TRUST+/-                                              2.52       03/16/2011          1,150,658
                                                                                                                    3,630,846
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.61%
   2,000,000   BEAR STEARNS COMPANY INCORPORATED SERIES MTN                          5.85       07/19/2010          2,017,136
                                                                                                              ---------------
TOBACCO PRODUCTS: 0.63%
   2,000,000   ALTRIA GROUP INCORPORATED                                             7.75       02/06/2014          2,102,868
                                                                                                              ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.80%
   2,000,000   CARGILL INCORPORATED++                                                5.20       01/22/2013          1,948,176
   2,000,000   MCKESSON CORPORATION                                                  6.50       02/15/2014          2,043,002
   2,000,000   SYSCO CORPORATION                                                     4.20       02/12/2013          2,021,926
                                                                                                                    6,013,104
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $107,502,993)                                                                 105,217,494
                                                                                                              ---------------
FOREIGN CORPORATE BONDS: 10.49%
   2,000,000   ARCELORMITTAL                                                         5.38       06/01/2013          1,642,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FOREIGN CORPORATE BONDS (continued)
$  3,450,000   BRITISH SKY BROADCASTING GROUP PLC                                    8.20%      07/15/2009    $     3,494,726
   2,395,000   COVIDIEN INTERNATIONAL FINANCE                                        5.15       10/15/2010          2,452,303
   2,000,000   DELHAIZE GROUP                                                        5.88       02/01/2014          2,002,832
   3,235,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV+/-                          1.68%      03/23/2009          3,234,334
   1,655,000   DIAGEO FINANCE BV                                                     3.88       04/01/2011          1,644,229
   2,700,000   ENCANA CORPORATION                                                    4.60       08/15/2009          2,687,742
   1,500,000   KOREA DEVELOPMENT BANK                                                4.63       09/16/2010          1,459,796
   2,500,000   PCCW HKT CAPITAL LIMITED++                                            8.00       11/15/2011          2,396,233
     200,000   PEMEX FINANCE LIMITED                                                 9.69       08/15/2009            203,580
   2,500,000   ROGERS WIRELESS INCORPORATED                                          9.63       05/01/2011          2,646,435
   2,000,000   SABMILLER PLC++                                                       6.20       07/01/2011          2,000,716
   2,000,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                       6.38       10/01/2011          1,350,000
   1,500,000   SHAW COMMUNICATIONS INCORPORATION                                     7.25       04/06/2011          1,449,375
   2,500,000   TELEFONICA EMISIONES SAU+/-                                           1.83       06/19/2009          2,487,638
   2,000,000   THOMSON CORPORATION                                                   4.25       08/15/2009          2,010,546
   2,000,000   WEATHERFORD INTERNATIONAL LIMITED                                     5.15       03/15/2013          1,834,478
TOTAL FOREIGN CORPORATE BONDS (COST $36,132,904)                                                                   34,997,405
                                                                                                              ---------------
FOREIGN GOVERNMENT BONDS: 0.62%
   2,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                              8.60       05/19/2010          2,063,256
TOTAL FOREIGN GOVERNMENT BONDS (COST $2,091,926)                                                                    2,063,256
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 8.31%
ARIZONA: 1.49%
   5,000,000   PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
               REVENUE, AMBAC INSURED)                                               7.13       12/01/2021          4,982,650
                                                                                                              ---------------
CALIFORNIA: 2.61%
   2,500,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B (OTHER
               REVENUE, MBIA INSURED)##                                              5.44       12/01/2009          2,400,250
   6,690,000   LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
               TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)##               4.68       06/30/2010          6,287,864
                                                                                                                    8,688,114
                                                                                                              ---------------
ILLINOIS: 0.38%
   1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
               DISTRICTS, FIRST SECURITY BANK LOC)##                                 5.31       12/01/2011          1,276,421
                                                                                                              ---------------
IOWA: 0.10%
     315,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX REVENUE
               LOC)                                                                  6.79       06/01/2010            317,911
                                                                                                              ---------------
LOUISIANA: 0.32%
   1,270,165   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
               REVENUE LOC)                                                          6.36       05/15/2025          1,082,562
                                                                                                              ---------------
NEVADA: 0.60%
   2,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
               REVENUE LOC)+/-ss                                                     3.00       07/01/2012          2,000,000
                                                                                                              ---------------
PENNSYLVANIA: 0.96%
   3,565,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
               APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
               REVENUE)##                                                            5.93       12/15/2010          3,205,933
                                                                                                              ---------------
PUERTO RICO: 1.44%
   4,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A PREREFUNDED
               (OTHER REVENUE) ss                                                    6.10       08/01/2017          4,800,735
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
TEXAS: 0.41%
$  1,400,000   REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE REVENUE,
               ACA INSURED)                                                          5.75%      03/01/2012    $     1,374,184
                                                                                                              ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $28,093,842)                                                                   27,728,510
                                                                                                              ---------------
US TREASURY SECURITIES: 3.89%
US TREASURY NOTES: 3.89%
   5,000,000   US TREASURY NOTE<<                                                    0.88       12/31/2010          4,991,600
      25,000   US TREASURY NOTE<<                                                    4.88       06/30/2012             27,686
   2,635,000   US TREASURY NOTE<<                                                    3.13       04/30/2013          2,785,482
   2,770,000   US TREASURY NOTE<<                                                    2.75       10/31/2013          2,874,307
   2,289,260   US TREASURY NOTE - INFLATION PROTECTED<<&                             1.88       07/15/2013          2,275,666
                                                                                                                   12,954,741
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $12,681,710)                                                                    12,954,741
                                                                                                              ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 11.08%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.32%
   1,936,522   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     1,936,522
   1,936,522   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         1,936,522
   1,936,522   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           1,936,522
   1,936,522   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                1,936,522
                                                                                                                    7,746,088
                                                                                                              ---------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.76%
$    718,036   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009            718,036
     718,036   ALPINE SECURITIZATION CORPORATION++(p)                                0.50       03/09/2009            717,947
     652,760   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009            652,398
     108,793   ANTALIS US FUNDING CORPORATION++(p)                                   0.63       03/06/2009            108,782
   2,175,868   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,130,495)                0.28       03/02/2009          2,175,868
      65,276   BANK OF IRELAND                                                       0.60       03/04/2009             65,276
     696,278   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009            696,278
     761,554   CALYON NY                                                             0.49       03/19/2009            761,554
     108,793   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54       03/09/2009            108,779
     217,587   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.50       03/10/2009            217,557
     326,380   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.52       03/10/2009            326,333
     242,491   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008              4,001
     195,828   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85       03/04/2009            195,810
     304,621   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85       03/06/2009            304,578
      58,748   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038             58,748
     739,795   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $739,815)                                                       0.32       03/02/2009            739,795
     500,450   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009            500,450
     369,897   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    4.25       12/15/2037            369,897
     718,036   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009            718,036
     522,208   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009            522,329
     739,795   E.ON AG++                                                             0.60       03/23/2009            739,511
     108,793   ELYSIAN FUNDING LLC++(p)                                              0.60       03/04/2009            108,786
     280,839   ENTERPRISE FUNDING LLC++(p)                                           0.48       03/20/2009            280,764
     761,554   ERASMUS CAPITAL CORPORATION++(p)                                      0.55       03/05/2009            761,495
     282,863   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45       03/10/2009            282,827
     652,760   GEMINI SECURITIZATION INCORPORATED++(p)                               0.55       03/20/2009            652,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    696,278   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $696,298)                  0.35%      03/05/2009    $       696,278
      89,580   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $89,582)                   0.27       03/02/2009             89,580
     413,415   GRAMPIAN FUNDING LLC++(p)                                             0.55       03/06/2009            413,377
     718,036   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009            717,670
     501,503   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009            205,165
      35,902   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042             35,902
     652,760   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $652,776)               0.29       03/02/2009            652,760
      43,517   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018             43,517
      65,276   KANSAS CITY MO SPL GO+/-ss                                            1.12       04/15/2025             65,276
     217,587   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009            217,587
     478,691   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45       03/25/2009            478,541
     739,795   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50       03/25/2009            739,538
     130,552   LMA AMERICAS LLC(p)                                                   0.60       03/23/2009            130,502
     456,932   LMA AMERICAS LLC(p)                                                   0.65       03/23/2009            456,742
     718,036   MATCHPOINT MASTER TRUST++(p)                                          0.55       03/25/2009            717,762
      87,035   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028             87,035
     739,795   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60       03/19/2009            739,561
     718,036   NATIXIS                                                               0.40       03/02/2009            718,036
      43,517   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018             43,517
     152,311   REGENCY MARKETS #1 LLC++(p)                                           0.50       03/06/2009            152,298
     565,726   REGENCY MARKETS #1 LLC++(p)                                           0.55       03/09/2009            565,648
     217,587   ROMULUS FUNDING CORPORATION++(p)                                      0.85       03/26/2009            217,453
     761,554   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009            761,554
     761,554   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55       03/03/2009            761,519
     261,104   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009            261,104
     478,691   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009            478,691
     652,760   STARBIRD FUNDING CORPORATION++(p)                                     0.75       03/11/2009            652,611
     543,967   SURREY FUNDING CORPORATION++(P)                                       0.62       03/09/2009            543,883
     739,795   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70       03/16/2009            739,565
     652,760   TULIP FUNDING CORPORATION++(p)                                        0.67       03/16/2009            652,566
     761,554   UBS AG STAMFORD CT                                                    0.51       03/23/2009            761,559
     761,554   UNICREDITO ITALIANO NY                                                0.57       03/03/2009            761,554
     304,621   VERSAILLES CP LLC++(p)                                                0.70       03/04/2009            304,598
     450,404   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.52       05/02/2008            225,202
     452,754   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.41       08/07/2008            226,377
     716,091   VICTORIA FUNDING LLC+/-++####(a)(i)                                   1.26       04/03/2008            358,045
     761,554   WINDMILL FUNDING CORPORATION++(p)                                     0.55       03/24/2009            761,274
                                                                                                                   29,222,243
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,240,848)                                                         36,968,331
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 14.96%
  49,326,284   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        49,326,284
                                                                                                              ---------------

PRINCIPAL
------------
US TREASURY BILLS: 0.17%
$    565,000   US TREASURY BILL###                                                   0.03       03/26/2009            565,026
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $49,891,275)                                                                    49,891,310
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $397,309,802)*                                                                111.15%                   $   370,677,236
OTHER ASSETS AND LIABILITIES, NET                                                   (11.15)                       (37,175,469)
                                                                                    ------                    ---------------
TOTAL NET ASSETS                                                                    100.00%                   $   333,501,767
                                                                                    ------                    ---------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-     VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)     ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

#       SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $49,326,284.

(p)     ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.18%
$    285,049   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS
                  B2+/-                                                              4.19%      04/25/2024    $       265,547
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $276,010)                                                             265,547
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 51.88%
AMUSEMENT & RECREATION SERVICES: 0.74%
   1,200,000   PINNACLE ENTERTAINMENT INCORPORATED<<                                 8.75       10/01/2013          1,068,000
                                                                                                              ---------------
APPAREL & ACCESSORY STORES: 0.64%
   1,000,000   WARNACO INCORPORATED                                                  8.88       06/15/2013            920,000
                                                                                                              ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.61%
   1,000,000   DR HORTON INCORPORATED                                                4.88       01/15/2010            950,000
   1,400,000   TOLL CORPORATION                                                      8.25       02/01/2011          1,379,000
                                                                                                                    2,329,000
                                                                                                              ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.98%
   1,500,000   SUBURBAN PROPANE PARTNERS                                             6.88       12/15/2013          1,410,000
                                                                                                              ---------------
BUSINESS SERVICES: 2.07%
   1,500,000   FTI CONSULTING INCORPORATED                                           7.63       06/15/2013          1,496,250
   1,500,000   IRON MOUNTAIN INCORPORATED                                            8.63       04/01/2013          1,500,000
                                                                                                                    2,996,250
                                                                                                              ---------------
CASINO & GAMING: 0.57%
   1,000,000   TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010            820,000
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 0.27%
     400,000   NALCO COMPANY                                                         7.75       11/15/2011            396,000
                                                                                                              ---------------
COAL MINING: 2.24%
   2,000,000   ARCH WESTERN FINANCE LLC                                              6.75       07/01/2013          1,870,000
   1,400,000   PEABODY ENERGY CORPORATION                                            6.88       03/15/2013          1,361,500
                                                                                                                    3,231,500
                                                                                                              ---------------
COMMUNICATIONS: 9.49%
   1,500,000   AMERICAN TOWER CORPORATION<<                                          7.50       05/01/2012          1,496,250
   1,500,000   CINCINNATI BELL INCORPORATED                                          7.25       07/15/2013          1,432,500
   1,000,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011          1,020,000
     500,000   CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013            455,000
   1,500,000   CSC HOLDINGS INCORPORATED SERIES B                                    7.63       04/01/2011          1,485,000
   1,500,000   ECHOSTAR DBS CORPORATION                                              6.38       10/01/2011          1,432,500
   2,000,000   L3 COMMUNICATIONS CORPORATION<<                                       7.63       06/15/2012          2,010,000
   1,000,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                       7.25       02/15/2011            950,000
     500,000   QWEST CORPORATION                                                     7.88       09/01/2011            492,500
   1,500,000   SPRINT CAPITAL CORPORATION<<                                          6.38       05/01/2009          1,496,250
   1,500,000   WINDSTREAM CORPORATION                                                8.13       08/01/2013          1,455,000
                                                                                                                   13,725,000
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.31%
     764,000   AES CORPORATION++                                                     8.75       05/15/2013            741,080
   1,200,000   ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                      5.75       02/15/2011          1,170,000
     454,000   CLEAN HARBORS INCORPORATED                                           11.25       07/15/2012            456,838
   1,500,000   CMS ENERGY CORPORATION                                                7.75       08/01/2010          1,503,303
   1,750,000   EDISON MISSION ENERGY                                                 7.50       06/15/2013          1,605,625
   1,270,000   IPALCO ENTERPRISES INCORPORATED                                       8.63       11/14/2011          1,231,900
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$  1,000,000   MIRANT AMERICAS GENERATION LLC                                        8.30%      05/01/2011    $       965,000
                                                                                                                    7,673,746
                                                                                                              ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.07%
   1,500,000   BALL CORPORATION                                                      6.88       12/15/2012          1,492,500
   1,500,000   CROWN AMERICAS LLC/CROWN AMERICAS CAPITAL CORPORATION                 7.63       11/15/2013          1,507,500
                                                                                                                    3,000,000
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.05%
   1,500,000   CONSTELLATION BRANDS INCORPORATED                                     8.38       12/15/2014          1,511,250
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 1.03%
   1,500,000   JCPENNEY COMPANY INCORPORATED                                         8.00       03/01/2010          1,488,990
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.72%
   1,000,000   CASE NEW HOLLAND INCORPORATED                                         6.00       06/01/2009            990,000
   1,500,000   GAMESTOP CORPORATION                                                  8.00       10/01/2012          1,500,000
                                                                                                                    2,490,000
                                                                                                              ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.37%
   1,500,000   CORRECTIONS CORPORATION OF AMERICA                                    7.50       05/01/2011          1,500,000
     500,000   CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013            478,750
                                                                                                                    1,978,750
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.04%
   1,500,000   FRESENIUS MEDICAL CARE CAPITAL TRUST IV                               7.88       06/15/2011          1,507,500
                                                                                                              ---------------
MEMBERSHIP ORGANIZATIONS: 0.96%
   1,500,000   OMNICARE INCORPORATED                                                 6.13       06/01/2013          1,387,500
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.81%
   1,500,000   BOMBARDIER INCORPORATED++                                             6.75       05/01/2012          1,177,500
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.13%
   1,750,000   KINDER MORGAN FINANCE COMPANY ULC                                     5.35       01/05/2011          1,631,875
                                                                                                              ---------------
OIL & GAS EXTRACTION: 5.15%
   1,500,000   CHESAPEAKE ENERGY CORPORATION                                         7.63       07/15/2013          1,350,000
   1,070,000   EL PASO CORPORATION<<                                                 6.75       05/15/2009          1,069,078
   1,750,000   FOREST OIL CORPORATION                                                8.00       12/15/2011          1,662,500
   1,500,000   NEWFIELD EXPLORATION COMPANY<<                                        7.63       03/01/2011          1,455,000
   2,000,000   RANGE RESOURCES CORPORATION                                           7.38       07/15/2013          1,915,000
                                                                                                                    7,451,578
                                                                                                              ---------------
PAPER & ALLIED PRODUCTS: 1.68%
   1,500,000   MEADWESTVACO CORPORATION                                              6.85       04/01/2012          1,425,668
   1,000,000   ROCKTENN COMPANY                                                      8.20       08/15/2011          1,000,000
                                                                                                                    2,425,668
                                                                                                              ---------------
PERSONAL SERVICES: 2.03%
   1,500,000   RAINBOW NATIONAL SERVICES LLC++                                       8.75       09/01/2012          1,501,875
   1,500,000   SERVICES CORPORATE INTERNATIONAL                                      7.38       10/01/2014          1,432,500
                                                                                                                    2,934,375
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.58%
$  1,000,000   FERRELLGAS PARTNERS LP                                                8.75%      06/15/2012    $       855,000
   1,500,000   FRONTIER OIL CORPORATION                                              6.63       10/01/2011          1,436,250
                                                                                                                    2,291,250
                                                                                                              ---------------
PIPELINES: 1.01%
   1,500,000   WILLIAMS COMPANIES INCORPORATED                                       7.13       09/01/2011          1,462,500
                                                                                                              ---------------
REAL ESTATE: 1.02%
   1,780,000   HOST MARRIOTT LP SERIES M                                             7.00       08/15/2012          1,477,400
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.38%
   1,000,000   VENTAS REALTY LP VENTAS CAPITAL CORPORATION                           8.75       05/01/2009          1,000,000
   1,000,000   VENTAS REALTY LP VENTAS CAPITAL CORPORATION                           6.75       06/01/2010            990,000
                                                                                                                    1,990,000
                                                                                                              ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.33%
     500,000   GOODYEAR TIRE & RUBBER COMPANY+/-                                     6.32       12/01/2009            470,625
                                                                                                              ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.83%
   1,200,000   BWAY CORPORATION                                                     10.00       10/15/2010          1,125,000
   1,500,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013          1,515,000
                                                                                                                    2,640,000
                                                                                                              ---------------
TEXTILE MILL PRODUCTS: 0.77%
   1,200,000   INTERFACE INCORPORATED                                               10.38       02/01/2010          1,116,000
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $77,011,691)                                                                   75,002,257
FOREIGN CORPORATE BONDS: 0.67%
   1,000,000   SHAW COMMUNICATIONS INCORPORATED                                      7.20       12/15/2011            966,250
TOTAL FOREIGN CORPORATE BONDS (COST $1,024,757)                                                                       966,250
                                                                                                              ---------------
FOREIGN GOVERNMENT BONDS: 1.88%
   1,500,000   INTELSAT SUBSIDIARY HOLDING COMPANY LIMITED++                         8.50       01/15/2013          1,425,000
   1,280,000   ROGERS WIRELESS INCORPORATED                                          8.00       12/15/2012          1,291,200
TOTAL FOREIGN GOVERNMENT BONDS (COST $2,771,522)                                                                    2,716,200
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 1.18%
NEVADA: 0.99%
   1,500,000   CLARK COUNTY NV NEVADA POWER COMPANY PROJECT SERIES D (IDR,
                  ACA INSURED)                                                       5.30       10/01/2011          1,427,355
                                                                                                              ---------------
TEXAS: 0.19%
     280,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL
                  REVENUE)                                                           6.75       02/15/2010            276,080
                                                                                                              ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,717,113)                                                                     1,703,435
                                                                                                              ---------------
TERM LOANS: 25.37%
       2,444   ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                      4.86       04/02/2014              2,359
   1,100,000   AFFILIATED COMPUTER SERVICES TERM LOAN                                3.31       03/20/2013          1,017,104
   1,000,000   ALLIANCE IMAGING INCORPORATED TERM LOAN                               5.35       12/29/2011            880,000
     486,250   AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                     2.22       01/26/2013            426,859
   1,470,133   ARAMARK CORPORATION TERM LOAN B                                       3.27       01/26/2014          1,265,314

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
TERM LOANS (continued)
$     29,867   ARAMARK CORPORATION TERM LOAN C                                       1.31%      01/26/2014    $        25,706
   1,541,436   BALDOR ELECTRIC COMPANY TERM LOAN                                     3.72       01/31/2014          1,361,967
   1,000,000   CASELLA WASTE SYSTEMS INCORPORATED TERM LOAN                          3.68       04/28/2010            907,500
   1,500,000   CENTENNIAL CELLULAR OPERATION TERM LOAN                               3.51       02/09/2011          1,476,870
      48,655   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                       2.94       07/25/2014             41,221
     951,345   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                       4.45       07/25/2014            805,999
   1,337,941   DAVITA INCORPORATED TERM LOAN B1                                      3.30       10/05/2012          1,230,906
   1,500,000   DEAN FOODS CORPORATION TERM LOAN                                      2.81       04/02/2014          1,336,500
   1,110,307   DEL MONTE CORPORATION TERM LOAN                                       4.84       02/08/2012          1,053,603
         317   DEX MEDIA WEST LLC TERM LOAN B                                        6.81       09/10/2010                162
   1,944,584   DIRECTV GROUP INCORPORATED TERM LOAN                                  1.96       04/08/2013          1,814,142
   1,500,000   DOMTAR CORPORATION TERM LOAN                                          2.69       03/07/2014          1,255,710
   1,295,235   GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B                      3.62       12/20/2012          1,116,013
     989,899   HCA INCORPORATED TERM LOAN                                            3.71       11/18/2013            830,486
   1,000,000   IOWA TELECOMMUNICATIONS TERM LOAN                                     4.56       11/23/2011            870,000
   1,700,000   JARDEN CORPORATION TERM LOAN                                          3.96       01/24/2012          1,527,875
     228,040   JOHNSONDIVERSEY INCORPORATED TERM LOAN                                3.18       12/16/2010            199,535
     771,960   JOHNSONDIVERSEY INCORPORATED TERM LOAN                                3.18       12/16/2011            675,465
     214,032   JOHNSONDIVERSEY INCORPORATED TERM LOAN                                5.18       12/16/2011            187,278
   1,521,598   LIFEPOINT INCORPORATED TERM LOAN B                                    4.43       04/15/2012          1,393,784
   1,750,000   METROPCS WIRELESS INCORPORATED TERM LOAN                              4.51       11/03/2013          1,516,603
     747,680   MIRANT NORTH AMERICA LLC TERM LOAN                                    2.22       01/03/2013            686,617
   1,220,725   NALCO COMPANY TERM LOAN B                                             3.65       11/01/2010          1,168,234
   1,491,166   NRG ENERGY INCORPORATED TERM LOAN B1                                  2.86       02/01/2013          1,375,600
   1,196,907   PENN NATIONAL GAMING TERM LOAN                                        3.56       10/03/2012          1,079,874
     996,713   PSYCHIATRIC SOLUTIONS INCORPORATED TERM LOAN                          3.56       07/31/2012            862,157
   1,500,000   SUNGARD DATA SYSTEMS INCORPORATED TERM LOAN                           3.31       02/28/2014          1,250,160
   1,903,886   SUPERVALU INCORPORATED TERM LOAN                                      2.69       06/02/2012          1,682,083
   1,000,000   THL FOOD PRODUCTS COMPANY TERM LOAN                                   3.88       11/21/2010            942,500
     997,455   TIME WARNER TELECOM HOLDINGS TERM LOAN                                3.04       01/07/2013            880,753
   1,000,000   TRANSDIGM INCORPORATED TERM LOAN                                      5.21       06/23/2013            911,670
   1,000,000   US ONCOLOGY INCORPORATED TERM LOAN                                    3.81       08/20/2011            907,500
     727,586   VISANT CORPORATION TERM LOAN                                          2.41       01/21/2011            636,638
     291,034   VISANT CORPORATION TERM LOAN B                                        5.17       09/30/2011            254,655
     946,419   WARNER MUSIC GROUP CORPORATION TERM LOAN                              4.50       03/18/2010            817,232
TOTAL TERM LOANS (COST $37,424,483)                                                                                36,674,634
                                                                                                              ---------------

SHARES
------
COLLATERAL FOR SECURITIES LENDING: 2.94%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.56%
     200,499   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       200,499
     200,499   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           200,499
     200,499   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             200,499
     200,499   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  200,499
                                                                                                                      801,996
                                                                                                              ---------------

PRINCIPAL
---------
COLLATERAL INVESTED IN OTHER ASSETS: 2.38%
$     73,516   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009             73,516
      71,288   ALPINE SECURITIZATION CORPORATION++(P)                                0.50       03/09/2009             71,280
      14,258   ANTALIS US FUNDING CORPORATION++(P)                                   0.63       03/06/2009             14,256
     289,609   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $289,616)                  0.28       03/02/2009            289,609
       6,683   BANK OF IRELAND                                                       0.60       03/04/2009              6,683
      71,066   BRYANT BANK FUNDING LLC++(P)                                          0.55       03/16/2009             71,048
      75,744   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009             75,744
      77,972   CALYON NY                                                             0.49       03/19/2009             77,972
      11,139   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.54       03/09/2009             11,137
      66,833   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.52       03/10/2009             66,823

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     55,452   CHEYNE FINANCE LLC+/-++(A)(I)####                                     0.00%      02/25/2008    $           915
      42,692   CHEYNE FINANCE LLC+/-++(A)(I)####                                     0.00       05/19/2008                704
      22,278   CLIPPER RECEIVABLES CORPORATION++(P)                                  0.85       03/04/2009             22,276
      33,416   CLIPPER RECEIVABLES CORPORATION(P)                                    0.85       03/06/2009             33,412
       6,015   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038              6,015
      71,288   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $71,290)                                                              0.32       03/02/2009             71,288
      53,466   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009             53,466
      40,100   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    4.25       12/15/2037             40,100
      77,972   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009             77,972
      55,694   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009             55,707
      77,972   E.ON AG++                                                             0.60       03/23/2009             77,942
      11,139   ELYSIAN FUNDING LLC++(P)                                              0.60       03/04/2009             11,138
      66,833   ENTERPRISE FUNDING LLC++(P)                                           0.48       03/20/2009             66,815
      71,288   ERASMUS CAPITAL CORPORATION++(P)                                      0.55       03/05/2009             71,283
      26,758   FALCON ASSET SECURITIZATION CORPORATION++(P)                          0.45       03/10/2009             26,754
      71,288   GEMINI SECURITIZATION INCORPORATED++(P)                               0.58       03/10/2009             71,277
      10,190   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,190)                   0.27       03/02/2009             10,190
      71,288   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $71,290)                   0.35       03/05/2009             71,288
      44,555   GRAMPIAN FUNDING LLC++(P)                                             0.55       03/06/2009             44,551
      77,972   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009             77,932
     203,042   GRYPHON FUNDING LIMITED(A)(I)                                         0.00       08/23/2009             83,064
       3,676   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042              3,676
      66,833   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $66,835)                                                              0.29       03/02/2009             66,833
       4,456   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018              4,456
       6,683   KANSAS CITY MO SPL GO+/-ss                                            1.12       04/15/2025              6,683
      24,505   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009             24,505
      49,646   KITTY HAWK FUNDING CORPORATION++(P)                                   0.45       03/25/2009             49,630
      77,972   LIBERTY STREET FUNDING CORPORATION++(P)                               0.50       03/25/2009             77,945
      44,555   LMA AMERICAS LLC(P)                                                   0.60       03/23/2009             44,538
      33,862   LMA AMERICAS LLC(P)                                                   0.65       03/23/2009             33,848
      77,972   MATCHPOINT MASTER TRUST++(P)                                          0.50       03/27/2009             77,943
       9,579   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028              9,579
      77,972   MONT BLANC CAPITAL CORPORATION++(P)                                   0.60       03/19/2009             77,947
      77,972   NATIXIS                                                               0.40       03/02/2009             77,972
       4,456   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018              4,456
      17,822   REGENCY MARKETS #1 LLC++(P)                                           0.50       03/06/2009             17,821
      61,092   REGENCY MARKETS #1 LLC++(P)                                           0.55       03/09/2009             61,084
      22,278   ROMULUS FUNDING CORPORATION++(P)                                      0.85       03/26/2009             22,264
      86,883   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009             86,883
      22,278   SALISBURY RECEIVABLES COMPANY++(P)                                    0.55       03/03/2009             22,277
      35,644   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009             35,644
      51,239   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009             51,239
      66,833   STARBIRD FUNDING CORPORATION++(P)                                     0.75       03/11/2009             66,818
      24,505   SURREY FUNDING CORPORATION++(P)                                       0.62       03/09/2009             24,502
      77,972   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)               0.70       03/16/2009             77,948
      57,922   THUNDER BAY FUNDING INCORPORATED++(P)                                 0.50       03/03/2009             57,919
      72,180   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.50       03/10/2009             72,170
      77,972   TULIP FUNDING CORPORATION++(P)                                        0.67       03/16/2009             77,949
      77,972   UBS AG STAMFORD CT                                                    0.51       03/23/2009             77,972
      77,972   UNICREDITO ITALIANO NY                                                0.57       03/03/2009             77,972
      33,416   VERSAILLES CP LLC++(P)                                                0.70       03/04/2009             33,414
      90,323   VICTORIA FINANCE LLC+/-++(A)(I)####                                   1.27       02/15/2008             45,162
      55,644   VICTORIA FINANCE LLC+/-++(A)(I)####                                   1.26       04/03/2008             27,822
      78,172   VICTORIA FINANCE LLC+/-++(A)(I)####                                   0.38       07/28/2008             39,086
      45,396   VICTORIA FINANCE LLC+/-++(A)(I)####                                   0.41       08/07/2008             22,698
      85,641   WHITE PINE FINANCE LLC+/-++(A)(I)####                                 1.22       02/22/2008             75,784

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     77,972   WINDMILL FUNDING CORPORATION++(P)                                    0.55%       03/24/2009    $        77,941
                                                                                                                    3,444,537
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,328,950)                                                           4,246,533
                                                                                                              ---------------

SHARES
------
SHORT-TERM INVESTMENTS: 20.81%
  30,079,131   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        30,079,131
TOTAL SHORT-TERM INVESTMENTS (COST $30,079,131)                                                                    30,079,131
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $154,633,657)*                                                                104.91%                   $   151,653,987
OTHER ASSETS AND LIABILITIES, NET                                                    (4.91)                        (7,100,956)
                                                                                   -------                    ---------------
TOTAL NET ASSETS                                                                    100.00%                   $   144,553,031
                                                                                   =======                    ===============

+/-     VARIABLE RATE INVESTMENTS.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)     ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $30,079,131.

(P)     ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY SECURITIES: 4.92%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.60%
$     31,130   FHLMC #1B0128+/-                                                      5.28%      09/01/2031    $        31,688
     214,043   FHLMC #555243                                                         9.00       11/01/2016            234,341
     557,971   FHLMC #555427                                                         9.50       09/01/2020            638,466
     178,034   FHLMC #555490                                                         9.50       12/01/2016            192,054
     195,169   FHLMC #555514                                                         9.00       10/01/2019            218,116
   1,833,558   FHLMC #555519                                                         9.00       12/01/2016          2,021,365
      16,416   FHLMC #786823+/-                                                      5.24       07/01/2029             16,549
     137,559   FHLMC #788792+/-                                                      5.20       01/01/2029            139,164
     255,126   FHLMC #789272+/-                                                      5.35       04/01/2032            259,800
      17,589   FHLMC #789483+/-                                                      5.23       06/01/2032             17,670
      97,023   FHLMC #846990+/-                                                      5.31       10/01/2031             98,138
     504,700   FHLMC #884013                                                        10.50       05/01/2020            577,820
     451,169   FHLMC #A01734                                                         9.00       08/01/2018            497,701
     107,829   FHLMC #A01849                                                         9.50       05/01/2020            122,890
   1,139,308   FHLMC #C64637                                                         7.00       06/01/2031          1,218,288
   1,133,029   FHLMC #G01126                                                         9.50       12/01/2022          1,267,131
     110,956   FHLMC #G10747                                                         7.50       10/01/2012            115,893
     127,565   FHLMC #G11150                                                         7.50       12/01/2011            132,275
     183,481   FHLMC #G11200                                                         8.00       01/01/2012            192,772
      44,444   FHLMC #G11209                                                         7.50       12/01/2011             46,253
     179,452   FHLMC #G11229                                                         8.00       01/01/2013            183,328
     347,796   FHLMC #G11391                                                         7.50       06/01/2012            362,935
     236,407   FHLMC #G80118                                                        10.00       11/17/2021            262,061
                                                                                                                    8,846,698
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.33%
     451,458   FNMA #100001                                                          9.00       02/15/2020            493,777
     183,403   FNMA #100255                                                          8.33       07/15/2020            201,181
     355,824   FNMA #100256                                                          9.00       10/15/2021            387,613
      27,211   FNMA #100259                                                          7.50       12/15/2009             27,656
      18,549   FNMA #149167                                                         10.50       08/01/2020             21,370
      92,762   FNMA #190722                                                          9.50       03/01/2021            102,548
     445,570   FNMA #190909                                                          9.00       06/01/2024            499,750
     521,128   FNMA #252870                                                          7.00       11/01/2014            544,361
     362,468   FNMA #310010                                                          9.50       12/01/2020            414,059
   1,212,905   FNMA #323534                                                          9.00       12/01/2016          1,350,034
     257,965   FNMA #340181                                                          7.00       12/01/2010            265,649
     293,932   FNMA #344890                                                         10.25       09/01/2021            331,237
      57,076   FNMA #365418+/-                                                       5.22       01/01/2023             57,795
       2,333   FNMA #372179                                                         11.00       04/01/2012              2,411
      23,905   FNMA #379046                                                          9.50       03/01/2010             24,440
      95,316   FNMA #392647                                                          9.00       10/01/2013            101,809
       1,728   FNMA #426817                                                         10.00       12/01/2009              1,755
     191,907   FNMA #458004                                                         10.00       03/20/2018            210,747
     226,042   FNMA #523850                                                         10.50       10/01/2014            264,245
     722,732   FNMA #535807                                                         10.50       04/01/2022            826,607
     807,663   FNMA #545117+/-                                                       5.05       12/01/2040            808,893
     313,008   FNMA #545131                                                          8.00       03/01/2013            314,973
      65,859   FNMA #545157                                                          8.50       11/01/2012             66,305
   1,040,820   FNMA #545325                                                          8.50       07/01/2017          1,121,917
     319,941   FNMA #545460+/-                                                       5.03       11/01/2031            322,185
   2,465,637   FNMA #598559                                                          6.50       08/01/2031          2,606,929
      99,932   FNMA #604060+/-                                                       5.15       09/01/2031            101,658
     189,943   FNMA #604689+/-                                                       4.44       10/01/2031            191,963
     151,543   FNMA #635070+/-                                                       4.99       05/01/2032            153,693
     234,590   FNMA #646643+/-                                                       5.24       06/01/2032            235,362
     301,163   FNMA #660508                                                          7.00       05/01/2013            312,333
      16,331   FNMA #675491+/-                                                       6.18       04/01/2033             16,566
     411,539   FNMA #724657+/-                                                       6.04       07/01/2033            423,446

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     50,047   FNMA #8243                                                           10.00%      01/01/2010    $        51,665
                                                                                                                   12,856,932
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.99%
     123,748   GNMA #780253                                                          9.50       11/15/2017            135,380
     453,136   GNMA #780267                                                          9.00       11/15/2017            493,268
     394,824   GNMA #780664                                                         10.00       10/20/2017            440,030
     426,417   GNMA #781310                                                          8.00       01/15/2013            429,130
     438,859   GNMA #781311<<                                                        7.50       02/15/2013            449,692
   1,113,478   GNMA #781540<<                                                        7.00       05/15/2013          1,164,343
   2,160,728   GNMA #781614<<                                                        7.00       06/15/2033          2,351,410
                                                                                                                    5,463,253
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $25,681,877)                                                                         27,166,883
                                                                                                              ---------------
ASSET BACKED SECURITIES: 13.99%
   4,750,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-              0.66       09/15/2011          4,531,976
  10,500,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    0.78       03/15/2012         10,107,949
   1,148,853   BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                    0.65       11/16/2009          1,139,569
   4,850,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-       1.16       12/15/2011          4,437,888
   4,582,366   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                1.07       05/25/2033          1,593,296
   3,400,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                       0.72       01/15/2015          3,061,143
   2,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A3 CLASS A3+/-        1.23       07/25/2011          1,978,053
   6,839,598   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(I)      7.23       07/16/2028              2,137
   2,697,931   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS A1A+/-     0.58       11/25/2036            981,157
     475,709   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           0.75       02/15/2034            192,049
   1,842,493   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          0.76       12/15/2033          1,099,933
   1,189,127   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-          0.69       02/15/2036            447,862
     628,478   DAIMLER AUTO TRUST SERIES 2006-A CLASS A3                             5.00       05/08/2010            627,335
   3,636,022   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                            3.81       07/08/2011          3,529,085
  32,168,685   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(I)               0.83       09/29/2031            643,374
  40,790,263   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(C)(I)                0.83       09/29/2031            815,805
   3,500,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-             1.21       11/15/2012          3,413,233
  10,183,958   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     1.97       02/25/2034          5,282,228
   8,200,000   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                     1.45       03/25/2034          5,663,118
   8,659,803   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-             1.49       10/25/2033          4,796,621
   3,574,005   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                             0.57       12/25/2031          1,325,766
     283,698   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                       0.94       03/25/2032            199,577
   7,175,584   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                  M1+/-                                                              1.60       10/25/2033          4,919,866
   9,594,448   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                  M1+/-                                                              1.90       04/25/2033          5,531,809
   6,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++         1.40       01/23/2011          5,295,600
   7,200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++         1.72       06/23/2012          5,616,000

TOTAL ASSET BACKED SECURITIES (COST $115,795,009)                                                                  77,232,429
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.48%
   8,520,697   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        1.15       10/25/2033          4,477,065
   3,408,493   BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2        5.50       10/25/2034          3,400,021
  37,285,294   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-++(C)                                          1.53       05/11/2035            731,217
      13,913   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-        5.42       10/20/2032             13,453
  10,616,802   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                1.12       03/25/2034          5,053,327
   6,303,690   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.24       12/25/2035          5,149,934
     280,559   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                  A+/-                                                               4.64       03/25/2022            280,928
     296,255   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z            8.00       09/20/2021            295,892
     783,943   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 1A1+/-                                             4.93       06/19/2031            783,724
     461,658   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                             4.38       06/19/2031            461,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    421,526   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2004-20 CLASS 3A1+/-                                                 3.63%    09/25/2034    $       229,830
   1,803,982   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2006-HYB1 CLASS 2A2A+/-                                              5.53     03/20/2036          1,503,898
     389,859   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)         4.95     01/25/2022            383,781
     118,642   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)        4.78     02/20/2021            118,531
   1,263,240   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                1.08     09/25/2033            731,827
   1,691,414   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6           9.50     02/25/2042          1,856,326
   1,076,512   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                              9.50     06/25/2030          1,182,144
   3,010,992   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                             9.50     12/25/2041          3,306,446
   2,455,215   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                             9.50     08/25/2041          2,696,133
   5,656,852   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                           5.92     07/25/2041          5,787,191
   3,499,827   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                              9.50     11/25/2031          3,843,248
     245,605   FNMA SERIES 1988-4 CLASS Z                                              9.25     03/25/2018            269,638
     283,812   FNMA SERIES 1988-5 CLASS Z                                              9.20     03/25/2018            297,969
     108,721   FNMA SERIES 1988-9 CLASS Z                                              9.45     04/25/2018            118,411
     522,825   FNMA SERIES 1989-30 CLASS Z                                             9.50     06/25/2019            576,729
     112,644   FNMA SERIES 1989-49 CLASS E                                             9.30     08/25/2019            122,936
     121,843   FNMA SERIES 1990-111 CLASS Z                                            8.75     09/25/2020            130,579
     295,154   FNMA SERIES 1990-119 CLASS J                                            9.00     10/25/2020            321,848
     161,435   FNMA SERIES 1990-124 CLASS Z                                            9.00     10/25/2020            179,338
     577,787   FNMA SERIES 1990-21 CLASS Z                                             9.00     03/25/2020            641,309
     340,917   FNMA SERIES 1990-27 CLASS Z                                             9.00     03/25/2020            363,567
     178,030   FNMA SERIES 1990-30 CLASS D                                             9.75     03/25/2020            189,860
     166,087   FNMA SERIES 1990-77 CLASS D                                             9.00     06/25/2020            181,251
     722,507   FNMA SERIES 1991-132 CLASS Z                                            8.00     10/25/2021            791,424
     280,699   FNMA SERIES 1992-71 CLASS X                                             8.25     05/25/2022            297,524
     394,114   FNMA SERIES 2003-W19 CLASS 1A4                                          4.78     11/25/2033            393,612
   1,486,245   FNMA SERIES G-22 CLASS ZT                                               8.00     12/25/2016          1,608,199
   2,403,458   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                              5.72     05/25/2042          2,334,226
     186,680   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                             5.96     06/25/2033            186,448
      84,804   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                             5.45     08/25/2042             85,319
   7,177,273   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                              5.64     08/25/2042          7,269,793
   8,399,919   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-        0.65     12/25/2036          2,240,065
   3,686,362   GNMA SERIES 2007-69 CLASS TA+/-                                         4.84     06/16/2031          3,744,381
     170,485   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                    8.00     09/19/2027            182,405
   4,911,579   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                  0.87     06/25/2034          3,641,310
   4,009,963   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                  5.71     06/25/2034          2,366,451
   4,571,306   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++               0.82     01/25/2036          3,894,025
   4,621,025   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++               0.87     04/25/2036          3,918,383
   2,249,563   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                      4.21     04/25/2032          1,430,755
     111,374   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                4.23     06/25/2024             83,896
     286,527   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                5.16     06/25/2024            280,446
   1,210,227   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-             0.53     10/25/2036          1,059,876
   2,199,195   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                     4.89     04/25/2035          2,011,479
   3,579,877   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                    5.11     06/25/2035          3,089,461
     212,264   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                     5.37     08/25/2035            190,470
   3,039,925   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                  1A1+/-++                                                             4.94     09/28/2044          2,031,430
      58,312   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                       6.19     10/25/2032             48,877
       1,270   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2(M)(I)              14,829.13     04/20/2021                290
      49,361   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-            5.57     04/25/2018             49,452
      15,184   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++              0.73     04/26/2021             15,165
  11,865,499   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                      1.85     09/10/2035          4,746,200
   7,031,407   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                      2.05     09/10/2035          2,496,149
      70,822   SACO I TRUST SERIES 2005-2 CLASS A+/-++                                 0.67     04/25/2035             23,485
   1,034,923   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                  A+/-                                                                 5.90     11/25/2020          1,034,367
   4,830,883   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A1+/-                                                   8.88     10/25/2024          4,528,627
     674,982   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A2+/-                                                   9.62     10/25/2024            633,053
     439,450   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-        0.99     02/25/2028            399,808
   3,556,459   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                  A+/-++                                                               8.60     04/15/2027          3,556,672

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  4,720,349   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+/-++                                                             8.44%      07/15/2027    $     4,707,208
     241,840   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   0.95       12/25/2034            139,034
     451,881   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.14       08/25/2032            410,674
     398,374   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.14       08/25/2032            345,251
   1,383,021   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)             5.98       12/28/2037          1,096,583
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $150,534,270)                                                     113,041,913
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 38.29%
AMUSEMENT & RECREATION SERVICES: 0.24%
   1,300,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   3.77       12/01/2010          1,300,000
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 0.70%
   3,850,000   CLOROX COMPANY                                                        4.20       01/15/2010          3,873,751
                                                                                                              ---------------
COMMUNICATIONS: 4.73%
   4,000,000   BRITISH TELECOMMUNICATIONS PLC                                        8.63       12/15/2010          4,168,184
   3,000,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011          3,060,000
   5,000,000   COMCAST CABLE COMMUNICATIONS LLC                                      6.75       01/30/2011          5,180,955
   3,385,000   COX COMMUNICATIONS INCORPORATED                                       7.88       08/15/2009          3,437,335
   3,000,000   SPRINT CAPITAL CORPORATION                                            6.38       05/01/2009          2,992,500
   2,200,000   VERIZON GLOBAL FUNDING CORPORATION                                    7.25       12/01/2010          2,323,209
   5,000,000   VIACOM INCORPORATED+/-                                                2.27       06/16/2009          4,950,080
                                                                                                                   26,112,263
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 3.53%
   5,000,000   ALLFIRST PREFERRED CAPITAL TRUST+/-                                   2.59       07/15/2029          3,346,080
   7,500,000   CENTRAL FIDELITY CAPITAL I SERIES A+/-                                2.09       04/15/2027          4,262,040
     454,500   FIFTH THIRD BANK SERIES BKNT                                          2.87       08/10/2009            450,782
   7,000,000   ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                            1.70       10/09/2009          6,849,577
   4,000,000   M&I MARSHALL & ILSLEY BANK SERIES BN+/-                               2.48       12/04/2012          2,971,248
   2,000,000   PNC FUNDING CORPORATION+/-                                            1.31       01/31/2012          1,590,800
                                                                                                                   19,470,527
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.09%
   3,500,000   ATMOS ENERGY CORPORATION                                              4.00       10/15/2009          3,479,193
   5,000,000   ENTERGY GULF STATES INCORPORATED+/-                                   2.60       12/01/2009          4,880,570
   3,000,000   ENTERGY GULF STATES INCORPORATED                                      5.12       08/01/2010          2,936,946
   4,000,000   OHIO POWER COMPANY+/-                                                 1.61       04/05/2010          3,912,704
   3,173,671   SALTON SEA FUNDING CORPORATION SERIES C                               7.84       05/30/2010          3,251,870
   4,065,000   WASTE MANAGEMENT INCORPORATED                                         6.88       05/15/2009          4,090,321
                                                                                                                   22,551,604
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.10%
   7,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                 2.25       06/15/2010          6,080,914
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 0.89%
   5,000,000   GENERAL MILLS INCORPORATED+/-                                         1.25       01/22/2010          4,918,855
                                                                                                              ---------------
FOOD STORES: 1.44%
   3,000,000   KROGER COMPANY                                                        7.25       06/01/2009          3,022,629
   4,950,000   SAFEWAY INCORPORATED+/-                                               1.82       03/27/2009          4,950,153
                                                                                                                    7,972,782
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 0.60%
   3,400,000   CVS CAREMARK CORPORATION+/-                                           2.50       06/01/2010          3,295,970
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.54%
$  3,000,000   CASE NEW HOLLAND INCORPORATED<<                                       6.00%      06/01/2009    $     2,970,000
                                                                                                              ---------------
INSURANCE CARRIERS: 3.20%
   5,000,000   LINCOLN NATIONAL CORPORATION+/-                                       1.52       04/06/2009          4,984,645
   5,000,000   SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                             1.74       07/06/2010          4,944,805
   4,000,000   UNITEDHEALTH GROUP INCORPORATED+/-                                    2.54       02/07/2011          3,803,328
   4,000,000   UNUMPROVIDENT CORPORATION                                             5.86       05/15/2009          3,938,460
                                                                                                                   17,671,238
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 0.91%
   5,000,000   XEROX CORPORATION                                                     7.13       06/15/2010          5,043,940
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.69%
   7,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                     1.88       05/27/2010          6,601,567
   5,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    1.63       02/05/2010          4,883,150
   8,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-<<                             1.27       04/28/2011          7,741,188
   4,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                1.52       07/29/2009          4,004,116
   3,000,000   NISSAN MOTOR ACCEPTANCE CORPORATION SERIES 144A++                     4.63       03/08/2010          2,818,671
   5,000,000   UNILEVER CAPITAL CORPORATION                                          7.13       11/01/2010          5,367,365
                                                                                                                   31,416,057
                                                                                                              ---------------
OIL & GAS EXTRACTION: 1.26%
   5,000,000   ANADARKO PETROLEUM CORPORATION+/-                                     2.40       09/15/2009          4,946,560
   2,000,000   XTO ENERGY INCORPORATED                                               5.00       08/01/2010          1,993,778
                                                                                                                    6,940,338
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.09%
   6,000,000   VALERO ENERGY CORPORATION                                             3.50       04/01/2009          5,988,390
                                                                                                              ---------------
PIPELINES: 0.89%
   5,000,000   PLAINS ALL AMERICAN PIPELINE LP                                       4.75       08/15/2009          4,915,300
                                                                                                              ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.88%
   5,000,000   GANNETT COMPANY+/-                                                    1.45       05/26/2009          4,858,165
                                                                                                              ---------------
RAILROAD TRANSPORTATION: 0.36%
   2,000,000   UNION PACIFIC CORPORATION                                             7.38       09/15/2009          2,007,944
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.88%
   2,501,000   HRPT PROPERTIES TRUST+/-                                              2.52       03/16/2011          1,919,810
   3,060,000   SIMON PROPERTY GROUP LP                                               4.88       08/15/2010          2,930,440
                                                                                                                    4,850,250
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.10%
   6,000,000   BEAR STEARNS COMPANY INCORPORATED SERIES MTN                          5.85       07/19/2010          6,051,408
                                                                                                              ---------------
TRANSPORTATION EQUIPMENT: 2.39%
   5,000,000   DAIMLER NA HOLDING CORPORATION SERIES MTN+/-                          2.35       03/13/2009          4,998,835
   2,000,000   GOODRICH CORPORATION                                                  6.60       05/15/2009          2,009,386
   6,032,000   LOCKHEED MARTIN CORPORATION                                           8.20       12/01/2009          6,171,629
                                                                                                                   13,179,850
                                                                                                              ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.78%
   5,000,000  BROWN-FORMAN CORPORATION+/-                                            1.54       04/01/2010          4,947,720

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
$  5,000,000   CARDINAL HEALTH INCORPORATED+/-                                       1.71%      10/02/2009    $     4,859,175
                                                                                                                    9,806,895
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $222,129,167)                                                                 211,276,441
                                                                                                              ---------------
FOREIGN CORPORATE BONDS: 6.76%
   3,000,000   BRITISH SKY BROADCASTING GROUP PLC                                    8.20       07/15/2009          3,038,892
   2,910,000   COVIDIEN INTERNATIONAL FINANCE                                        5.15       10/15/2010          2,979,625
   6,200,000   DIAGEO FINANCE BV+/-                                                  1.59       03/30/2009          6,188,456
     200,000   PEMEX FINANCE LIMITED                                                 9.69       08/15/2009            203,580
   3,000,000   SABMILLER PLC+/-++                                                    1.74       07/01/2009          2,994,570
   3,500,000   SHAW COMMUNICATIONS INCORPORATION                                     7.25       04/06/2011          3,381,875
   2,000,000   TELECOM ITALIA CAPITAL+/-                                             1.65       02/01/2011          1,723,508
   6,579,000   TELEFONICA EMISIONES SAU+/-                                           1.83       06/19/2009          6,546,467
   5,600,000   THOMSON CORPORATION                                                   4.25       08/15/2009          5,629,529
   5,000,000   VODAFONE GROUP PLC+/-                                                 2.34       06/15/2011          4,625,660
TOTAL FOREIGN CORPORATE BONDS (COST $38,136,105)                                                                   37,312,162
                                                                                                              ---------------
FOREIGN GOVERNMENT BONDS: 0.75%
   4,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                              8.60       05/19/2010          4,126,512
TOTAL FOREIGN GOVERNMENT BONDS (COST $4,183,865)                                                                    4,126,512
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 5.19%
CALIFORNIA: 1.21%
   4,185,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
               (OTHER REVENUE, MBIA INSURED)##                                       5.44       12/01/2009          4,018,019
   2,650,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
               SERIES A3 (UTILITIES REVENUE, MBIA INSURED)+/-ss                      5.00       08/01/2021          2,641,997
                                                                                                                    6,660,016
                                                                                                              ---------------
ILLINOIS: 0.72%
   4,000,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, ASSURED
               GUARANTY)+/-ss                                                        6.25       03/01/2036          4,000,000
                                                                                                              ---------------
IOWA: 0.36%
   1,345,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
               (TAX INCREMENTAL REVENUE)                                             5.39       06/01/2009          1,345,686
     625,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
               (TAX INCREMENTAL REVENUE)                                             5.34       06/01/2010            624,644
                                                                                                                    1,970,330
                                                                                                              ---------------
LOUISIANA: 0.09%
     594,437   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
               (OTHER REVENUE LOC)                                                   6.36       05/15/2025            506,639
                                                                                                              ---------------
NEVADA: 0.91%
   5,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
               REVENUE LOC)+/-ss                                                     3.00       07/01/2012          5,000,000
                                                                                                              ---------------
NEW JERSEY: 0.73%
   4,000,000   BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                       5.59       04/11/2009          4,013,520
                                                                                                              ---------------
PENNSYLVANIA: 1.17%
   7,200,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
               APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
               REVENUE)##                                                            5.93       12/15/2010          6,474,814
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $28,752,857)                                                                   28,625,319
                                                                                                              ---------------
COLLATERAL FOR SECURITIES LENDING: 0.88%

SHARES
------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.18%
     253,508   AIM STIT-LIQUID ASSETS PORTFOLIO                                                               $       253,508
     253,508   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           253,508
     253,508   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             253,508
     253,508   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  253,508
                                                                                                                    1,014,032
                                                                                                              ---------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 0.70%
$     93,997   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65%      03/12/2009             93,997
      93,997   ALPINE SECURITIZATION CORPORATION++(P)                                0.50       03/09/2009             93,986
      85,452   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009             85,405
      14,242   ANTALIS US FUNDING CORPORATION++(P)                                   0.63       03/06/2009             14,241
     284,841   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $284,848)                  0.28       03/02/2009            284,841
       8,545   BANK OF IRELAND                                                       0.60       03/04/2009              8,545
      91,149   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009             91,149
      99,694   CALYON NY                                                             0.49       03/19/2009             99,694
      14,242   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.54       03/09/2009             14,240
      28,484   CANCARA ASSET SECURITIZATION LIMITED(P)                               0.50       03/10/2009             28,480
      42,726   CANCARA ASSET SECURITIZATION LIMITED(P)                               0.52       03/10/2009             42,720
      36,132   CHEYNE FINANCE LLC+/-++(A)(I)####                                     0.00       02/25/2008                596
      25,636   CLIPPER RECEIVABLES CORPORATION++(P)                                  0.85       03/04/2009             25,633
      39,878   CLIPPER RECEIVABLES CORPORATION(P)                                    0.85       03/06/2009             39,872
       7,691   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038              7,691
      96,846   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $96,849)                                                              0.32       03/02/2009             96,846
      65,513   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009             65,513
      48,423   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    4.25       12/15/2037             48,423
      93,997   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009             93,997
      68,362   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009             68,378
      96,846   E.ON AG++                                                             0.60       03/23/2009             96,809
      14,242   ELYSIAN FUNDING LLC++(P)                                              0.60       03/04/2009             14,241
      36,764   ENTERPRISE FUNDING LLC++(P)                                           0.48       03/20/2009             36,755
      99,694   ERASMUS CAPITAL CORPORATION++(P)                                      0.55       03/05/2009             99,687
      37,029   FALCON ASSET SECURITIZATION CORPORATION++(P)                          0.45       03/10/2009             37,025
      85,452   GEMINI SECURITIZATION INCORPORATED++(P)                               0.55       03/20/2009             85,426
      11,727   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $11,727)                   0.27       03/02/2009             11,727
      91,149   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $91,152)                   0.35       03/05/2009             91,149
      54,120   GRAMPIAN FUNDING LLC++(P)                                             0.55       03/06/2009             54,115
      93,997   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009             93,950
      74,726   GRYPHON FUNDING LIMITED(A)(I)                                         0.00       08/23/2009             30,570
       4,700   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042              4,700
      85,452   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $85,454)                                                              0.29       03/02/2009             85,452
       5,697   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018              5,697
       8,545   KANSAS CITY MO SPL GO+/-ss                                            1.12       04/15/2025              8,545
      28,484   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009             28,484
      62,665   KITTY HAWK FUNDING CORPORATION++(P)                                   0.45       03/25/2009             62,645
      96,846   LIBERTY STREET FUNDING CORPORATION++(P)                               0.50       03/25/2009             96,812
      17,090   LMA AMERICAS LLC(P)                                                   0.60       03/23/2009             17,084
      59,817   LMA AMERICAS LLC(P)                                                   0.65       03/23/2009             59,792
      93,997   MATCHPOINT MASTER TRUST++(P)                                          0.55       03/25/2009             93,962
      11,394   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028             11,394
      96,846   MONT BLANC CAPITAL CORPORATION++(P)                                   0.60       03/19/2009             96,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     93,997   NATIXIS                                                               0.40%      03/02/2009    $        93,997
       5,697   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018              5,697
      19,939   REGENCY MARKETS #1 LLC++(P)                                           0.50       03/06/2009             19,937
      74,059   REGENCY MARKETS #1 LLC++(P)                                           0.55       03/09/2009             74,048
      28,484   ROMULUS FUNDING CORPORATION++(P)                                      0.85       03/26/2009             28,467
      99,694   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009             99,694
      99,694   SALISBURY RECEIVABLES COMPANY++(P)                                    0.55       03/03/2009             99,690
      34,181   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009             34,181
      62,665   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009             62,665
      85,452   STARBIRD FUNDING CORPORATION++(P)                                     0.75       03/11/2009             85,433
      71,210   SURREY FUNDING CORPORATION++(P)                                       0.62       03/09/2009             71,199
      96,846   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(P)               0.70       03/16/2009             96,816
      85,452   TULIP FUNDING CORPORATION++(P)                                        0.67       03/16/2009             85,427
      99,694   UBS AG STAMFORD CT                                                    0.51       03/23/2009             99,695
      99,694   UNICREDITO ITALIANO NY                                                0.57       03/03/2009             99,694
      39,878   VERSAILLES CP LLC++(P)                                                0.70       03/04/2009             39,875
     106,700   VICTORIA FINANCE LLC+/-++(A)(I)####                                   1.26       04/03/2008             53,350
      67,112   VICTORIA FINANCE LLC+/-++(A)(I)####                                   0.52       05/02/2008             33,556
      67,462   VICTORIA FINANCE LLC+/-++(A)(I)####                                   0.41       08/07/2008             33,731
      99,694   WINDMILL FUNDING CORPORATION++(P)                                     0.55       03/24/2009             99,658
                                                                                                                    3,843,893
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,077,221)                                                           4,857,925
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 9.15%
  50,476,207   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        50,476,207
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $50,476,207)                                                                    50,476,207
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $640,766,578)*                                                      100.41%                             $   554,115,791
OTHER ASSETS AND LIABILITIES, NET                                          (0.41)                                  (2,278,864)
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $   551,836,927
                                                                          ------                              ---------------

+/-     VARIABLE RATE INVESTMENTS.

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(M) THIS SECURITY IS A STRUCTURED NOTE WHICH GENERATES INCOME BASED ON A COUPON FORMULA (-1,500 * 1 MONTH LIBOR + 15,573.5%) AND THE PREPAYMENT BEHAVIOR OF THE UNDERLYING COLLATERAL. THE COUPON IS SUBJECT TO A MANDATORY CAP OF 15,573.5% AND A MANDATORY FLOOR OF 11%. THE CURRENT INTEREST RATE IS (-1500*0.49625)+15,573.5% = 14,829.13%.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)     ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(P)     ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $50,476,207.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in securities:

                                                                                  TOTAL FAIR
                                                                                  VALUE AS OF
                                     LEVEL 1         LEVEL 2        LEVEL 3       02/28/2009
                                  ------------   --------------   -----------   --------------
Government Securities Fund        $317,213,873   $2,422,098,254   $19,670,764   $2,758,982,891
High Income Fund                    49,285,751      319,158,177     6,283,118      374,727,046
Short-Term Bond Fund                57,072,372      300,928,929    12,675,935      370,677,236
Short-Term High Yield Bond Fund     30,881,127      120,477,625       295,235      151,653,987
Ultra Short-Term Income Fund        51,490,239      480,827,054    21,798,498      554,115,791

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in other financial instruments*:

                                                                 TOTAL UNREALIZED
                                                                   APPRECIATION/
                                   LEVEL 1   LEVEL 2   LEVEL 3    (DEPRECIATION)
                                  --------   -------   -------   ----------------
Government Securities Fund        $(19,422)     $0        $0        $(19,422)
High Income Fund                    38,245       0         0          38,245
Short-Term Bond Fund               (42,823)      0         0         (42,823)
Short-Term High Yield Bond Fund          0       0         0               0
Ultra Short-Term Income Fund             0       0         0               0

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     GOVERNMENT                                SHORT-TERM      ULTRA
                                     SECURITIES    HIGH INCOME    SHORT-TERM   HIGH YIELD   SHORT-TERM
                                        FUND           FUND       BOND FUND     BOND FUND   INCOME FUND
                                    ------------   -----------   -----------   ----------   -----------
Balance as of 05/31/2008            $ 65,638,967    $6,889,207   $ 9,809,634   $276,598     $17,805,203
   Accrued discounts (premiums)            1,031        36,142        (7,242)         0             536
   Realized gain (loss)               (3,130,490)     (419,605)      (63,875)   (26,457)        (73,654)
   Change in unrealized
      appreciation (depreciation)     (8,998,809)     (853,275)   (1,062,939)   (65,938)     (1,971,697)
   Net purchases (sales)             (33,839,934)      604,865      (780,035)   111,032      (2,108,876)
   Transfer in (out) of Level 3                0        25,785     4,780,392          0       8,146,986
Balance as of 02/28/2009            $ 19,670,764    $6,283,118   $12,675,935   $295,235     $21,798,498

The following is a summary of the unrealized appreciations (depreciations) associated with Level 3 securities held as of February 28, 2009:

                                     GOVERNMENT                                SHORT-TERM      ULTRA
                                     SECURITIES    HIGH INCOME    SHORT-TERM   HIGH YIELD   SHORT-TERM
                                        FUND           FUND       BOND FUND     BOND FUND   INCOME FUND
                                    ------------   -----------   -----------   ----------   -----------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end
   of reporting period               $(8,998,809)   $(853,275)   $(1,062,939)   $(65,938)   $(1,971,697)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  April 17, 2009



/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  April 17, 2009



/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                       Wells Fargo Funds Trust


                                       By:

                                           /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President




                                       Date: April 17, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                       Wells Fargo Funds Trust



                                       By:

                                           /s/ Karla M. Rabusch

                                           Karla M. Rabusch
                                           President

                                       Date: April 17, 2009


                                       By:

                                           /s/ Stephen W. Leonhardt

                                           Stephen W. Leonhardt
                                           Treasurer

                                       Date: April 17, 2009